AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 81.8%
Affiliated Mutual Funds — 10.1%
AST ClearBridge Dividend Growth Portfolio*	7,118,180	$204,790,053
AST Emerging Markets Equity Portfolio*	1,628,347	15,599,563
AST High Yield Portfolio*	3,437,477	40,802,852
AST Hotchkis & Wiley Large-Cap Value Portfolio*	3,838,775	173,934,884
AST Jennison Large-Cap Growth Portfolio*	1,286,739	79,919,340
AST MFS Growth Portfolio*	1,919,073	90,158,066
AST Small-Cap Growth Opportunities Portfolio*	2,160,176	59,210,421
AST Small-Cap Growth Portfolio*	862,828	63,486,875
AST Small-Cap Value Portfolio*	3,664,234	136,126,279
AST T. Rowe Price Large-Cap Growth Portfolio*	1,173,089	78,467,937
AST T. Rowe Price Natural Resources Portfolio*	2,800,111	82,463,281
AST Western Asset Emerging Markets Debt Portfolio*	2,116,540	24,700,019

Total Affiliated Mutual Funds (cost $848,591,519)(wd)		1,049,659,570
Common Stocks — 41.3%
Aerospace & Defense — 0.6%
Airbus SE (France)*	38,319	4,633,158
Boeing Co. (The)*	10,800	2,068,200
Curtiss-Wright Corp.	14,500	2,177,320
Dassault Aviation SA (France)	2,180	345,177
General Dynamics Corp.	28,678	6,916,560
Howmet Aerospace, Inc.	7,800	280,332
Huntington Ingalls Industries, Inc.	800	159,552
L3Harris Technologies, Inc.	17,800	4,422,766
Lockheed Martin Corp.	10,300	4,546,420
Northrop Grumman Corp.	21,788	9,744,029
Raytheon Technologies Corp.	212,383	21,040,784
Textron, Inc.	4,300	319,834
TransDigm Group, Inc.*	7,720	5,029,889
		61,684,021
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(a)	2,600	280,046
Deutsche Post AG (Germany)	132,337	6,324,014
DSV A/S (Denmark)	27,192	5,239,945
Expeditors International of Washington, Inc.	3,300	340,428
FedEx Corp.	29,800	6,895,422
United Parcel Service, Inc. (Class B Stock)	79,750	17,103,185
Yamato Holdings Co. Ltd. (Japan)	54,100	1,013,210
		37,196,250
Airlines — 0.0%
Alaska Air Group, Inc.*	2,600	150,826
American Airlines Group, Inc.*	13,500	246,375
Copa Holdings SA (Panama) (Class A Stock)*	20,500	1,714,620
	Shares	Value

Common Stocks (continued)
Airlines (cont’d.)
Delta Air Lines, Inc.*	32,038	$1,267,744
Southwest Airlines Co.*(a)	11,800	540,440
United Airlines Holdings, Inc.*	6,600	305,976
		4,225,981
Auto Components — 0.1%
Aisin Corp. (Japan)	59,700	2,041,561
Aptiv PLC*	17,158	2,053,984
BorgWarner, Inc.	5,000	194,500
Bridgestone Corp. (Japan)	24,700	955,771
Cie Generale des Etablissements Michelin SCA (France)	44,565	6,034,494
Magna International, Inc. (Canada)	2,736	175,952
Stanley Electric Co. Ltd. (Japan)	47,600	898,983
		12,355,245
Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	39,614	3,413,568
BYD Co. Ltd. (China) (Class H Stock)	14,000	390,578
Ferrari NV (Italy)	20,515	4,446,847
Ford Motor Co.	374,700	6,336,177
General Motors Co.*	60,296	2,637,347
Hero MotoCorp Ltd. (India)	6,197	187,142
Kia Corp. (South Korea)	5,689	344,366
Mahindra & Mahindra Ltd. (India)	40,342	428,250
Maruti Suzuki India Ltd. (India)	2,125	211,244
Mercedes-Benz Group AG (Germany)	43,643	3,055,521
Suzuki Motor Corp. (Japan)	18,400	629,957
Tesla, Inc.*	62,392	67,233,619
Toyota Motor Corp. (Japan)	279,700	5,053,957
Volkswagen AG (Germany)	1,630	403,024
Yamaha Motor Co. Ltd. (Japan)	15,400	345,575
		95,117,172
Banks — 2.1%
Absa Group Ltd. (South Africa)	35,975	466,347
Australia & New Zealand Banking Group Ltd. (Australia)	240,015	4,912,788
Banco Santander SA (Spain)	887,110	3,017,619
Bank Hapoalim BM (Israel)	566,082	5,602,425
Bank Leumi Le-Israel BM (Israel)	604,610	6,545,466
Bank of America Corp.	523,110	21,562,594
Bank of China Ltd. (China) (Class H Stock)	726,000	290,912
Bank of Ireland Group PLC (Ireland)*	58,455	371,198
Barclays PLC (United Kingdom)	2,865,817	5,567,688
BNP Paribas SA (France)	82,163	4,688,487
China Construction Bank Corp. (China) (Class H Stock)	1,418,000	1,060,411
Citigroup, Inc.	154,027	8,225,042
Citizens Financial Group, Inc.	8,500	385,305
Comerica, Inc.	2,600	235,118
Commonwealth Bank of Australia (Australia)	14,473	1,137,702
DBS Group Holdings Ltd. (Singapore)	398,400	10,460,452
DNB Bank ASA (Norway)	45,259	1,023,230
A1

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
East West Bancorp, Inc.	8,260	$652,705
Erste Group Bank AG (Austria)	26,892	978,604
Fifth Third Bancorp	13,600	585,344
First Republic Bank	3,600	583,560
Hana Financial Group, Inc. (South Korea)	14,078	563,731
HSBC Holdings PLC (United Kingdom)	210,637	1,443,978
Huntington Bancshares, Inc.	29,400	429,828
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	398,000	243,535
ING Groep NV (Netherlands)	195,552	2,047,271
Israel Discount Bank Ltd. (Israel) (Class A Stock)	65,200	407,819
JPMorgan Chase & Co.	200,450	27,325,344
KB Financial Group, Inc. (South Korea)	9,868	495,317
KBC Group NV (Belgium)	3,806	273,518
KeyCorp	226,500	5,069,070
Lloyds Banking Group PLC (United Kingdom)	3,560,663	2,184,367
M&T Bank Corp.(a)	2,500	423,750
Mediobanca Banca di Credito Finanziario SpA (Italy)	381,283	3,866,401
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,563,200	9,618,225
Mizuho Financial Group, Inc. (Japan)	123,600	1,571,334
National Australia Bank Ltd. (Australia)	139,942	3,322,013
NatWest Group PLC (United Kingdom)	1,480,268	4,172,222
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	214,050	1,652,466
Oversea-Chinese Banking Corp. Ltd. (Singapore)	168,300	1,527,760
PacWest Bancorp	7,187	309,975
People’s United Financial, Inc.	8,900	177,911
Pinnacle Financial Partners, Inc.	38,113	3,509,445
PNC Financial Services Group, Inc. (The)	59,201	10,919,624
Popular, Inc. (Puerto Rico)	6,800	555,832
Regions Financial Corp.	88,500	1,970,010
Sberbank of Russia PJSC (Russia), ADR^	48,096	5
Signature Bank	10,600	3,110,994
Sumitomo Mitsui Financial Group, Inc. (Japan)	59,400	1,884,563
SVB Financial Group*	6,840	3,826,638
Swedbank AB (Sweden) (Class A Stock)(a)	46,203	687,366
Tisco Financial Group PCL (Thailand)	280,400	845,645
Truist Financial Corp.	233,249	13,225,218
U.S. Bancorp	203,334	10,807,202
United Overseas Bank Ltd. (Singapore)	59,200	1,388,874
Webster Financial Corp.	41,200	2,312,144
Wells Fargo & Co.	405,846	19,667,297
Wintrust Financial Corp.	6,960	646,793
Zions Bancorp NA	3,200	209,792
		221,046,274
	Shares	Value

Common Stocks (continued)
Beverages — 0.6%
Ambev SA (Brazil)	100,900	$328,912
Brown-Forman Corp. (Class B Stock)	3,600	241,272
Carlsberg A/S (Denmark) (Class B Stock)	5,422	664,381
Coca-Cola Co. (The)	360,498	22,350,876
Coca-Cola HBC AG (Italy)*	14,713	307,116
Constellation Brands, Inc. (Class A Stock)	3,300	760,056
Diageo PLC (United Kingdom)	31,314	1,585,397
Diageo PLC (United Kingdom), ADR	21,929	4,454,657
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	8,900	188,390
Keurig Dr. Pepper, Inc.	129,665	4,914,303
Kirin Holdings Co. Ltd. (Japan)	46,600	696,358
Molson Coors Beverage Co. (Class B Stock)(a)	3,700	197,506
Monster Beverage Corp.*	30,108	2,405,629
PepsiCo, Inc.	124,060	20,765,163
Pernod Ricard SA (France)	13,905	3,052,673
Remy Cointreau SA (France)	7,975	1,641,189
		64,553,878
Biotechnology — 0.7%
AbbVie, Inc.	189,957	30,793,929
Amgen, Inc.	18,557	4,487,454
Argenx SE (Netherlands), ADR*	6,798	2,143,477
Biogen, Inc.*	8,600	1,811,160
BioMarin Pharmaceutical, Inc.*	2,670	205,857
Exelixis, Inc.*	32,000	725,440
Gilead Sciences, Inc.	70,700	4,203,115
Horizon Therapeutics PLC*	9,600	1,010,016
Incyte Corp.*	3,700	293,854
Moderna, Inc.*(a)	17,800	3,066,228
Regeneron Pharmaceuticals, Inc.*	8,762	6,119,556
Sarepta Therapeutics, Inc.*	33,400	2,609,208
United Therapeutics Corp.*	6,300	1,130,283
Vertex Pharmaceuticals, Inc.*	39,500	10,308,315
		68,907,892
Building Products — 0.3%
A.O. Smith Corp.	2,600	166,114
AGC, Inc. (Japan)	10,400	416,331
Allegion PLC	1,700	186,626
Armstrong World Industries, Inc.	23,500	2,115,235
Carlisle Cos., Inc.	20,500	5,041,360
Carrier Global Corp.	17,300	793,551
Cie de Saint-Gobain (France)	108,760	6,468,918
Fortune Brands Home & Security, Inc.	34,500	2,562,660
Johnson Controls International PLC	74,865	4,908,898
Kingspan Group PLC (Ireland)	8,061	790,809
Lixil Corp. (Japan)	13,200	245,047
Masco Corp.	4,800	244,800
Owens Corning	6,600	603,900
Trane Technologies PLC	15,216	2,323,483
Xinyi Glass Holdings Ltd. (Hong Kong)	130,000	311,774
		27,179,506

A2

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets — 1.4%
3i Group PLC (United Kingdom)	341,822	$6,219,433
abrdn PLC (United Kingdom)	322,943	906,655
Ameriprise Financial, Inc.	28,038	8,421,494
Amundi SA (France), 144A	6,052	414,253
Bank of New York Mellon Corp. (The)	54,700	2,714,761
BlackRock, Inc.	8,026	6,133,228
Blackstone, Inc.	15,570	1,976,456
Carlyle Group, Inc. (The)	52,800	2,582,448
Cboe Global Markets, Inc.	38,200	4,370,844
Charles Schwab Corp. (The)	45,464	3,833,070
CME Group, Inc.	25,575	6,083,270
Daiwa Securities Group, Inc. (Japan)	290,095	1,637,999
FactSet Research Systems, Inc.	700	303,905
Franklin Resources, Inc.	5,900	164,728
Goldman Sachs Group, Inc. (The)	47,979	15,837,868
Intercontinental Exchange, Inc.	59,100	7,808,292
Invesco Ltd.	7,100	163,726
Janus Henderson Group PLC	16,300	570,826
KKR & Co., Inc.	20,715	1,211,206
Macquarie Group Ltd. (Australia)	65,882	9,912,850
MarketAxess Holdings, Inc.	800	272,160
Moody’s Corp.	7,300	2,463,093
Morgan Stanley	132,984	11,622,802
MSCI, Inc.	6,640	3,339,123
Nasdaq, Inc.	2,200	392,040
Northern Trust Corp.	8,549	995,531
Partners Group Holding AG (Switzerland)	766	949,824
Pinnacle Investment Management Group Ltd. (Australia)	37,195	292,804
Raymond James Financial, Inc.	39,100	4,297,481
S&P Global, Inc.(a)	20,762	8,516,157
SBI Holdings, Inc. (Japan)	97,200	2,447,819
St. James’s Place PLC (United Kingdom)	11,046	209,115
State Street Corp.	69,900	6,089,688
Stifel Financial Corp.	50,000	3,395,000
T. Rowe Price Group, Inc.	10,679	1,614,558
UBS Group AG (Switzerland)	612,498	11,962,090
		140,126,597
Chemicals — 0.7%
Air Products & Chemicals, Inc.	10,659	2,663,791
Albemarle Corp.	2,200	486,530
Arkema SA (France)	3,335	398,705
Celanese Corp.	14,700	2,100,189
CF Industries Holdings, Inc.	46,600	4,802,596
Corteva, Inc.	14,500	833,460
Covestro AG (Germany), 144A	99,223	5,004,691
Dow, Inc.	43,566	2,776,025
DuPont de Nemours, Inc.	114,295	8,409,826
Eastman Chemical Co.	18,732	2,099,108
Ecolab, Inc.	4,900	865,144
FMC Corp.	2,500	328,925
Givaudan SA (Switzerland)	425	1,753,659
International Flavors & Fragrances, Inc.	5,000	656,650
Linde PLC (United Kingdom) (NYSE)	18,193	5,811,390
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Linde PLC (United Kingdom) (SGMX)	3,142	$1,003,431
LyondellBasell Industries NV (Class A Stock)	5,100	524,382
Mitsubishi Chemical Holdings Corp. (Japan)	67,000	445,531
Mitsubishi Gas Chemical Co., Inc. (Japan)	17,600	297,789
Mitsui Chemicals, Inc. (Japan)	199,500	5,013,042
Mosaic Co. (The)	7,400	492,100
Nitto Denko Corp. (Japan)	17,100	1,226,218
Olin Corp.	10,200	533,256
PPG Industries, Inc.	27,097	3,551,604
Sherwin-Williams Co. (The)	4,800	1,198,176
Shin-Etsu Chemical Co. Ltd. (Japan)	17,900	2,730,293
Solvay SA (Belgium)	3,836	377,654
Sumitomo Chemical Co. Ltd. (Japan)	439,100	2,007,521
Symrise AG (Germany)	10,819	1,297,930
Tosoh Corp. (Japan)	279,100	4,123,858
Westlake Corp.	45,200	5,577,680
Yara International ASA (Brazil)	58,623	2,929,309
		72,320,463
Commercial Services & Supplies — 0.1%
Cintas Corp.	3,100	1,318,709
Clean Harbors, Inc.*	26,300	2,936,132
Copart, Inc.*	31,600	3,964,852
Republic Services, Inc.	9,525	1,262,062
Rollins, Inc.	4,700	164,735
Secom Co. Ltd. (Japan)	10,800	783,196
TOPPAN, Inc. (Japan)	23,300	411,292
Waste Management, Inc.	11,700	1,854,450
		12,695,428
Communications Equipment — 0.3%
Arista Networks, Inc.*	48,600	6,754,428
Ciena Corp.*	5,670	343,772
Cisco Systems, Inc.	207,096	11,547,673
CommScope Holding Co., Inc.*	118,500	933,780
F5, Inc.*	1,200	250,740
Juniper Networks, Inc.	6,500	241,540
Motorola Solutions, Inc.	3,300	799,260
Nokia OYJ (Finland)*	579,286	3,185,990
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	432,291	3,940,221
		27,997,404
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	12,180	328,208
AECOM	9,200	706,652
Eiffage SA (France)	4,150	426,006
Kajima Corp. (Japan)	116,200	1,412,252
Obayashi Corp. (Japan)	172,000	1,262,942
Quanta Services, Inc.	2,700	355,347
Skanska AB (Sweden) (Class B Stock)(a)	107,790	2,408,376

A3

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Construction & Engineering (cont’d.)
Vinci SA (France)	27,633	$2,830,693
		9,730,476
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	75,500	386,052
Eagle Materials, Inc.	35,600	4,569,616
HeidelbergCement AG (Germany)	7,668	435,671
Martin Marietta Materials, Inc.	1,100	423,379
Vulcan Materials Co.	6,615	1,215,176
		7,029,894
Consumer Finance — 0.2%
AEON Financial Service Co. Ltd. (Japan)	40,000	393,672
American Express Co.	55,654	10,407,298
Capital One Financial Corp.	85,962	11,285,951
Discover Financial Services	17,500	1,928,325
SLM Corp.	54,717	1,004,604
Synchrony Financial	10,400	362,024
		25,381,874
Containers & Packaging — 0.1%
Amcor PLC(a)	31,100	352,363
Avery Dennison Corp.	1,700	295,749
Ball Corp.	6,400	576,000
Berry Global Group, Inc.*	10,100	585,396
Crown Holdings, Inc.	54,051	6,761,240
International Paper Co.	7,800	359,970
Packaging Corp. of America	1,800	280,998
Sealed Air Corp.	3,100	207,576
Smurfit Kappa Group PLC (Ireland)	49,491	2,197,083
Transcontinental, Inc. (Canada) (Class A Stock)	46,458	649,219
Westrock Co.	41,200	1,937,636
		14,203,230
Distributors — 0.0%
Genuine Parts Co.	2,800	352,856
LKQ Corp.	78,500	3,564,685
Pool Corp.	800	338,280
		4,255,821
Diversified Consumer Services — 0.0%
IDP Education Ltd. (Australia)	14,240	333,514
Service Corp. International	44,207	2,909,705
		3,243,219
Diversified Financial Services — 0.4%
Apollo Global Management, Inc.	28,393	1,760,082
Berkshire Hathaway, Inc. (Class B Stock)*	107,000	37,761,370
Chailease Holding Co. Ltd. (Taiwan)	82,000	720,548
Equitable Holdings, Inc.	25,400	785,114
EXOR NV (Netherlands)	5,300	403,507
Industrivarden AB (Sweden) (Class C Stock)	12,684	354,263
	Shares	Value

Common Stocks (continued)
Diversified Financial Services (cont’d.)
Investor AB (Sweden) (Class A Stock)	25,020	$584,058
Investor AB (Sweden) (Class B Stock)	96,017	2,092,037
ORIX Corp. (Japan)	61,600	1,223,857
		45,684,836
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	261,900	6,188,697
Deutsche Telekom AG (Germany)	167,940	3,144,954
Hellenic Telecommunications Organization SA (Greece)	33,904	613,448
Koninklijke KPN NV (Netherlands)	1,718,303	5,974,097
Lumen Technologies, Inc.	19,100	215,257
Nippon Telegraph & Telephone Corp. (Japan)	61,000	1,772,489
Orange SA (France)	103,447	1,221,595
Spark New Zealand Ltd. (New Zealand)	102,039	323,553
Telefonica Deutschland Holding AG (Germany)	451,834	1,231,451
Telefonica SA (Spain)	271,256	1,312,460
Telkom Indonesia Persero Tbk PT (Indonesia)	2,469,700	785,239
Verizon Communications, Inc.	304,035	15,487,543
		38,270,783
Electric Utilities — 0.7%
Alliant Energy Corp.	5,000	312,400
American Electric Power Co., Inc.	10,000	997,700
Constellation Energy Corp.	23,266	1,308,712
Duke Energy Corp.	15,100	1,686,066
Edison International	27,200	1,906,720
Electricite de France SA (France)(a)	91,726	863,014
Endesa SA (Spain)	208,950	4,550,608
Enel SpA (Italy)	524,351	3,501,977
Energisa SA (Brazil), UTS	80,800	828,696
Entergy Corp.	4,000	467,000
Evergy, Inc.	4,600	314,364
Eversource Energy	6,800	599,692
Exelon Corp.	142,800	6,801,564
FirstEnergy Corp.	10,900	499,874
Fortum OYJ (Finland)	21,518	389,616
Hawaiian Electric Industries, Inc.	97,433	4,122,390
Iberdrola SA (Spain)	444,782	4,859,117
Kansai Electric Power Co., Inc. (The) (Japan)	36,000	339,164
NextEra Energy, Inc.	145,688	12,341,230
NRG Energy, Inc.(a)	47,200	1,810,592
PG&E Corp.*	187,300	2,236,362
Pinnacle West Capital Corp.	2,200	171,820
Power Assets Holdings Ltd. (Hong Kong)	72,000	468,832
PPL Corp.	167,400	4,780,944
Red Electrica Corp. SA (Spain)	172,735	3,553,005
Southern Co. (The)	69,700	5,053,947
SSE PLC (United Kingdom)	223,663	5,131,570
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	101,560	944,556

A4

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	48,630	$3,509,627
		74,351,159
Electrical Equipment — 0.3%
AMETEK, Inc.	47,900	6,379,322
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	25,405	2,029,318
Eaton Corp. PLC	55,108	8,363,190
Emerson Electric Co.	60,600	5,941,830
Generac Holdings, Inc.*	1,300	386,438
Hubbell, Inc.	15,000	2,756,550
Legrand SA (France)	6,450	613,090
Rockwell Automation, Inc.	2,200	616,066
Schneider Electric SE	31,218	5,241,525
		32,327,329
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	19,100	1,439,185
CDW Corp.	2,700	483,003
Corning, Inc.	238,867	8,816,581
Hon Hai Precision Industry Co. Ltd. (Taiwan)	112,000	412,623
Ibiden Co. Ltd. (Japan)	6,900	337,767
IPG Photonics Corp.*	600	65,856
Jabil, Inc.	16,600	1,024,718
Keyence Corp. (Japan)	6,154	2,865,569
Keysight Technologies, Inc.*	3,600	568,692
TD SYNNEX Corp.	27,600	2,848,596
TE Connectivity Ltd. (Switzerland)	6,400	838,272
Teledyne Technologies, Inc.*	900	425,367
Trimble, Inc.*	4,900	353,486
Zebra Technologies Corp. (Class A Stock)*	10,680	4,418,316
		24,898,031
Energy Equipment & Services — 0.1%
Baker Hughes Co.	38,092	1,386,930
Halliburton Co.	131,000	4,960,970
Schlumberger NV	100,218	4,140,005
		10,487,905
Entertainment — 0.6%
Activision Blizzard, Inc.	67,600	5,415,436
DeNA Co. Ltd. (Japan)*	37,300	564,897
Electronic Arts, Inc.	10,200	1,290,402
GungHo Online Entertainment, Inc. (Japan)	39,000	829,879
Kingsoft Corp. Ltd. (China)	53,000	169,163
Konami Holdings Corp. (Japan)	5,400	340,524
Live Nation Entertainment, Inc.*	2,600	305,864
NetEase, Inc. (China), ADR	8,214	736,714
Netflix, Inc.*	44,780	16,774,140
Nintendo Co. Ltd. (Japan)	17,600	8,861,034
Sea Ltd. (Taiwan), ADR*	8,218	984,434
Take-Two Interactive Software, Inc.*(a)	6,000	922,440
	Shares	Value

Common Stocks (continued)
Entertainment (cont’d.)
Walt Disney Co. (The)*	145,844	$20,003,963
		57,198,890
Equity Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc.(a)	27,070	5,447,837
American Campus Communities, Inc.	26,914	1,506,377
American Tower Corp.	9,000	2,260,980
AvalonBay Communities, Inc.	37,490	9,311,391
Boston Properties, Inc.(a)	7,241	932,641
Camden Property Trust	5,000	831,000
Cousins Properties, Inc.	15,992	644,318
Crown Castle International Corp.	13,800	2,547,480
Dexus (Australia)	790,891	6,444,438
Digital Realty Trust, Inc.(a)	5,500	779,900
Duke Realty Corp.	7,500	435,450
EPR Properties	24,600	1,345,866
Equinix, Inc.	4,134	3,065,857
Equity Residential	42,100	3,785,632
Essex Property Trust, Inc.	1,300	449,124
Extra Space Storage, Inc.	18,600	3,824,160
Federal Realty Investment Trust	1,300	158,691
Gaming & Leisure Properties, Inc.	33,658	1,579,570
Goodman Group (Australia)	121,615	2,064,604
Healthpeak Properties, Inc.	27,200	933,776
Highwoods Properties, Inc.	14,700	672,378
Host Hotels & Resorts, Inc.(a)	236,900	4,602,967
Iron Mountain, Inc.(a)	5,800	321,378
Japan Real Estate Investment Corp. (Japan)	66	345,780
Kimco Realty Corp.	12,400	306,280
Klepierre SA (France)*	11,958	317,485
Lamar Advertising Co. (Class A Stock)	41,100	4,774,998
Link REIT (Hong Kong)	124,500	1,060,635
Mid-America Apartment Communities, Inc.	2,200	460,790
Prologis, Inc.	121,733	19,657,445
Public Storage	10,900	4,254,052
Realty Income Corp.	11,300	783,090
Regency Centers Corp.	3,000	214,020
SBA Communications Corp.	10,155	3,494,336
Simon Property Group, Inc.	30,100	3,959,956
Stockland (Australia)	1,643,175	5,198,440
UDR, Inc.	5,800	332,746
Ventas, Inc.	27,171	1,678,081
VICI Properties, Inc.	125,200	3,563,192
Vornado Realty Trust	3,100	140,492
Welltower, Inc.	8,800	846,032
Weyerhaeuser Co.	149,000	5,647,100
		110,980,765
Food & Staples Retailing — 0.7%
Albertson’s Cos., Inc. (Class A Stock)	48,000	1,596,000
BIM Birlesik Magazalar A/S (Turkey)	64,139	369,766
Carrefour SA (France)	31,590	684,287
Coles Group Ltd. (Australia)	67,424	900,660
Costco Wholesale Corp.	31,680	18,242,928
Endeavour Group Ltd. (Australia)	69,598	377,392

A5

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Jeronimo Martins SGPS SA (Portugal)	14,720	$353,150
Kesko OYJ (Finland) (Class B Stock)	27,515	757,042
Koninklijke Ahold Delhaize NV (Netherlands)	239,784	7,696,399
Kroger Co. (The)	71,500	4,101,955
Loblaw Cos. Ltd. (Canada)	10,267	921,291
Seven & i Holdings Co. Ltd. (Japan)	7,400	351,903
Sugi Holdings Co. Ltd. (Japan)	4,300	213,106
Sysco Corp.(a)	57,018	4,655,520
Tesco PLC (United Kingdom)	1,423,051	5,151,010
Walgreens Boots Alliance, Inc.	70,600	3,160,762
Wal-Mart de Mexico SAB de CV (Mexico)	146,087	598,670
Walmart, Inc.	108,370	16,138,460
Woolworths Group Ltd. (Australia)	29,988	833,343
		67,103,644
Food Products — 0.6%
Archer-Daniels-Midland Co.	59,100	5,334,366
Bunge Ltd.	24,700	2,737,007
Campbell Soup Co.	4,000	178,280
Conagra Brands, Inc.	9,700	325,629
General Mills, Inc.	12,100	819,412
Gruma SAB de CV (Mexico) (Class B Stock)	27,496	344,758
Hershey Co. (The)	26,377	5,714,049
Hormel Foods Corp.	5,600	288,624
Inghams Group Ltd. (Australia)	150,810	344,219
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	66,200	382,683
J.M. Smucker Co. (The)	2,100	284,361
JBS SA	56,811	447,348
Kellogg Co.(a)	5,100	328,899
Kraft Heinz Co. (The)	161,700	6,369,363
Lamb Weston Holdings, Inc.(a)	29,375	1,759,856
McCormick & Co., Inc.	5,000	499,000
Mondelez International, Inc. (Class A Stock)	72,986	4,582,061
Nestle SA (Switzerland)	152,654	19,820,120
Orkla ASA (Norway)	312,927	2,778,889
Tyson Foods, Inc. (Class A Stock)	78,500	7,035,955
Viscofan SA (Spain)	3,353	199,294
WH Group Ltd. (Hong Kong), 144A	472,500	296,731
Wilmar International Ltd. (China)	1,571,300	5,446,032
		66,316,936
Gas Utilities — 0.1%
Atmos Energy Corp.(a)	19,200	2,294,208
Osaka Gas Co. Ltd. (Japan)	58,600	1,003,867
Snam SpA (Italy)	60,710	350,077
UGI Corp.	54,900	1,988,478
		5,636,630
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	201,587	23,859,837
ABIOMED, Inc.*	900	298,116
Alcon, Inc. (Switzerland) (SWX)	29,112	2,306,031
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Alcon, Inc. (Switzerland) (NYSE)(a)	20,663	$1,639,196
Align Technology, Inc.*	1,460	636,560
Baxter International, Inc.	55,400	4,295,716
Becton, Dickinson & Co.	9,991	2,657,606
Boston Scientific Corp.*	250,560	11,097,302
Cooper Cos., Inc. (The)	1,000	417,590
DENTSPLY SIRONA, Inc.	4,400	216,568
Dexcom, Inc.*	5,410	2,767,756
Edwards Lifesciences Corp.*	78,700	9,264,564
Envista Holdings Corp.*	7,020	341,944
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	51,496	865,807
Getinge AB (Sweden) (Class B Stock)	10,325	412,489
Hologic, Inc.*	77,300	5,938,186
IDEXX Laboratories, Inc.*	1,700	930,002
Intuitive Surgical, Inc.*	18,386	5,546,688
Koninklijke Philips NV (Netherlands)	17,064	520,678
Medtronic PLC	121,120	13,438,264
Menicon Co. Ltd. (Japan)	45,270	1,082,721
Olympus Corp. (Japan)	10,600	201,831
ResMed, Inc.	2,800	679,028
Sonova Holding AG (Switzerland)	3,379	1,405,927
STERIS PLC	4,854	1,173,552
Straumann Holding AG (Switzerland)	1,895	3,025,584
Stryker Corp.	20,826	5,567,831
Teleflex, Inc.	900	319,347
Zimmer Biomet Holdings, Inc.	4,200	537,180
		101,443,901
Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	9,457	1,463,092
Amplifon SpA (Italy)	29,149	1,297,705
Anthem, Inc.	22,600	11,101,572
Cardinal Health, Inc.	5,700	323,190
Centene Corp.*	110,902	9,336,839
Cigna Corp.	36,920	8,846,401
CVS Health Corp.	144,760	14,651,160
DaVita, Inc.*	1,200	135,732
Fresenius SE & Co. KGaA (Germany)	45,891	1,686,116
HCA Healthcare, Inc.	7,900	1,979,898
Henry Schein, Inc.*	2,700	235,413
Humana, Inc.	2,400	1,044,408
Laboratory Corp. of America Holdings*	10,616	2,799,015
McKesson Corp.	17,200	5,265,436
Medipal Holdings Corp. (Japan)	160,500	2,640,180
Molina Healthcare, Inc.*	20,937	6,984,374
Quest Diagnostics, Inc.(a)	2,400	328,464
Sonic Healthcare Ltd. (Australia)	255,958	6,769,626
UnitedHealth Group, Inc.	70,774	36,092,617
Universal Health Services, Inc. (Class B Stock)	1,400	202,930
		113,184,168
Health Care Technology — 0.0%
Cerner Corp.	5,800	542,648
Definitive Healthcare Corp.*	13,436	331,197

A6

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Technology (cont’d.)
Veeva Systems, Inc. (Class A Stock)*	9,300	$1,975,878
		2,849,723
Hotels, Restaurants & Leisure — 0.8%
Aristocrat Leisure Ltd. (Australia)	76,543	2,073,493
Booking Holdings, Inc.*	2,210	5,190,075
Caesars Entertainment, Inc.*	4,300	332,648
Carnival Corp.*(a)	16,700	337,674
Chipotle Mexican Grill, Inc.*	550	870,117
Choice Hotels International, Inc.	4,000	567,040
Churchill Downs, Inc.	4,900	1,086,722
Compass Group PLC (United Kingdom)	198,258	4,267,299
Darden Restaurants, Inc.	2,500	332,375
Domino’s Pizza, Inc.	720	293,047
Evolution AB (Sweden), 144A	8,717	896,920
Expedia Group, Inc.*	2,800	547,876
Greggs PLC (United Kingdom)	18,687	598,837
Hilton Worldwide Holdings, Inc.*	49,300	7,480,782
InterContinental Hotels Group PLC (United Kingdom)	43,554	2,955,231
La Francaise des Jeux SAEM (France), 144A	29,204	1,158,978
Las Vegas Sands Corp.*(a)	121,800	4,734,366
Marriott International, Inc. (Class A Stock)*	15,834	2,782,826
McDonald’s Corp.	94,144	23,279,928
McDonald’s Holdings Co. Japan Ltd. (Japan)	96,441	4,011,754
MGM Resorts International	61,145	2,564,421
Norwegian Cruise Line Holdings Ltd.*(a)	7,700	168,476
Penn National Gaming, Inc.*(a)	3,500	148,470
Planet Fitness, Inc. (Class A Stock)*	20,600	1,740,288
Royal Caribbean Cruises Ltd.*(a)	13,606	1,139,911
Sodexo SA (France)	4,761	387,271
Starbucks Corp.	101,604	9,242,916
Tabcorp Holdings Ltd. (Australia)	349,597	1,388,748
Wyndham Hotels & Resorts, Inc.	52,615	4,455,964
Wynn Resorts Ltd.*	2,000	159,480
Yum China Holdings, Inc. (China)	8,826	366,632
Yum! Brands, Inc.	13,573	1,608,808
		87,169,373
Household Durables — 0.2%
Berkeley Group Holdings PLC (United Kingdom)*	5,796	284,390
D.R. Horton, Inc.	28,109	2,094,402
Electrolux AB (Sweden) (Class B Stock)	16,821	254,484
Garmin Ltd.	3,000	355,830
Iida Group Holdings Co. Ltd. (Japan)	53,900	930,121
Lennar Corp. (Class A Stock)	41,100	3,336,087
Mohawk Industries, Inc.*	1,000	124,200
Newell Brands, Inc.	7,900	169,139
NVR, Inc.*	70	312,709
PulteGroup, Inc.	31,500	1,319,850
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Sekisui Chemical Co. Ltd. (Japan)	21,000	$300,751
Sony Group Corp. (Japan)	54,500	5,611,661
Toll Brothers, Inc.	75,656	3,557,345
Whirlpool Corp.(a)	1,100	190,058
		18,841,027
Household Products — 0.3%
Church & Dwight Co., Inc.	4,900	486,962
Clorox Co. (The)	2,400	333,672
Colgate-Palmolive Co.	16,800	1,273,944
Essity AB (Sweden) (Class B Stock)	32,065	756,602
Henkel AG & Co. KGaA (Germany)	5,407	356,730
Kimberly-Clark Corp.	6,600	812,856
Procter & Gamble Co. (The)	198,967	30,402,158
		34,422,924
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	187,800	4,832,094
Industrial Conglomerates — 0.3%
3M Co.	11,400	1,697,232
DCC PLC (United Kingdom)	55,673	4,343,385
General Electric Co.	21,800	1,994,700
Hitachi Ltd. (Japan)	21,300	1,067,999
Honeywell International, Inc.	53,000	10,312,740
Jardine Matheson Holdings Ltd. (Hong Kong)	10,200	559,358
Lifco AB (Sweden) (Class B Stock)	16,065	408,617
Roper Technologies, Inc.	16,700	7,886,241
Siemens AG (Germany)	32,015	4,414,261
Smiths Group PLC (United Kingdom)	20,040	381,512
		33,066,045
Insurance — 1.2%
Admiral Group PLC (United Kingdom)	14,391	484,131
Aflac, Inc.	23,100	1,487,409
Ageas SA/NV (Belgium)	8,475	427,427
AIA Group Ltd. (Hong Kong)	92,400	964,684
Alleghany Corp.*	1,175	995,225
Allianz SE (Germany)	44,246	10,543,204
Allstate Corp. (The)	5,800	803,358
American Financial Group, Inc.	3,800	553,356
American International Group, Inc.	104,600	6,565,742
Aon PLC (Class A Stock)	10,500	3,419,115
Arch Capital Group Ltd.*	130,700	6,328,494
Arthur J. Gallagher & Co.	9,871	1,723,477
Assurant, Inc.	1,300	236,379
Aviva PLC (United Kingdom)	186,412	1,099,952
AXA SA (France)	121,106	3,539,088
Axis Capital Holdings Ltd.	16,216	980,582
Brown & Brown, Inc.	5,200	375,804
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	354,400	855,642
Chubb Ltd.	73,020	15,618,978
Cincinnati Financial Corp.	3,200	435,072
Everest Re Group Ltd.	900	271,242
Fairfax Financial Holdings Ltd. (Canada)	2,787	1,520,472

A7

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Gjensidige Forsikring ASA (Norway)	25,522	$632,911
Globe Life, Inc.	2,200	221,320
Hartford Financial Services Group, Inc. (The)	20,205	1,450,921
iA Financial Corp., Inc. (Canada)	6,958	423,051
Japan Post Holdings Co. Ltd. (Japan)	124,300	911,303
Japan Post Insurance Co. Ltd. (Japan)	149,800	2,601,574
Legal & General Group PLC (United Kingdom)	277,620	988,385
Lincoln National Corp.	4,000	261,440
Loews Corp.	4,700	304,654
Manulife Financial Corp. (Canada)	73,503	1,567,484
Markel Corp.*	700	1,032,668
Marsh & McLennan Cos., Inc.	72,571	12,367,550
Medibank Private Ltd. (Australia)	148,869	341,523
MetLife, Inc.	156,382	10,990,527
NN Group NV (Netherlands)	126,295	6,390,130
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	560,000	569,318
Poste Italiane SpA (Italy), 144A	343,374	3,886,438
Principal Financial Group, Inc.(a)	5,500	403,755
Progressive Corp. (The)	26,742	3,048,321
Reinsurance Group of America, Inc.	7,200	788,112
RenaissanceRe Holdings Ltd. (Bermuda)	6,530	1,035,070
Sampo OYJ (Finland) (Class A Stock)	25,228	1,233,316
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	5,355	962,871
Sompo Holdings, Inc. (Japan)	80,900	3,534,718
Suncorp Group Ltd. (Australia)	103,547	855,622
Swiss Life Holding AG (Switzerland)	1,612	1,031,600
T&D Holdings, Inc. (Japan)	28,600	386,344
Travelers Cos., Inc. (The)	5,000	913,650
W.R. Berkley Corp.	40,950	2,726,860
Willis Towers Watson PLC	2,600	614,172
Zurich Insurance Group AG (Switzerland)	7,662	3,773,614
		125,478,055
Interactive Media & Services — 1.6%
Alphabet, Inc. (Class A Stock)*	26,881	74,765,469
Alphabet, Inc. (Class C Stock)*	17,780	49,659,362
Auto Trader Group PLC (United Kingdom), 144A	51,125	425,450
carsales.com Ltd. (Australia)	24,932	386,092
Match Group, Inc.*	5,600	608,944
Meta Platforms, Inc. (Class A Stock)*	184,688	41,067,224
NAVER Corp. (South Korea)	837	233,593
Snap, Inc. (Class A Stock)*	25,215	907,488
Tencent Holdings Ltd. (China)	26,300	1,227,185
Twitter, Inc.*	16,000	619,040
		169,899,847
Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd. (China), ADR*	8,769	954,067
Amazon.com, Inc.*	31,910	104,025,005
	Shares	Value

Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
eBay, Inc.	119,000	$6,813,940
Etsy, Inc.*	2,400	298,272
JD.com, Inc. (China), ADR*(a)	6,258	362,150
JD.com, Inc. (China) (Class A Stock)*	1,285	37,053
MercadoLibre, Inc. (Brazil)*	3,492	4,153,664
ZOZO, Inc. (Japan)	93,000	2,486,731
		119,130,882
IT Services — 1.6%
Accenture PLC (Class A Stock)	50,697	17,096,549
Adyen NV (Netherlands), 144A*	2,724	5,395,256
Akamai Technologies, Inc.*(a)	3,200	382,048
Automatic Data Processing, Inc.	47,300	10,762,642
Broadridge Financial Solutions, Inc.	2,200	342,562
Capgemini SE (France)	32,177	7,157,303
Cognizant Technology Solutions Corp. (Class A Stock)	34,000	3,048,780
Computershare Ltd. (Australia)	28,952	529,821
Concentrix Corp.	22,800	3,797,568
Dlocal Ltd. (Uruguay)*(a)	30,859	964,652
DXC Technology Co.*	5,300	172,939
EPAM Systems, Inc.*	10,100	2,995,761
Fidelity National Information Services, Inc.	28,818	2,893,904
Fiserv, Inc.*	21,400	2,169,960
FleetCor Technologies, Inc.*	4,133	1,029,365
Fujitsu Ltd. (Japan)	50,300	7,531,663
Gartner, Inc.*	21,159	6,293,956
Genpact Ltd.	16,700	726,617
Global Payments, Inc.	5,500	752,620
Globant SA*	12,080	3,165,806
GMO Payment Gateway, Inc. (Japan)	3,623	372,078
GoDaddy, Inc. (Class A Stock)*	10,400	870,480
International Business Machines Corp.	24,699	3,211,364
Jack Henry & Associates, Inc.	4,857	957,072
Mastercard, Inc. (Class A Stock)	83,067	29,686,484
NEC Corp. (Japan)	40,200	1,688,046
NTT Data Corp. (Japan)	143,200	2,812,966
Paychex, Inc.	6,300	859,761
PayPal Holdings, Inc.*	45,900	5,308,335
Shopify, Inc. (Canada) (Class A Stock)*	1,851	1,251,202
Snowflake, Inc. (Class A Stock)*	20,700	4,742,991
Tata Consultancy Services Ltd. (India)	31,629	1,556,422
TIS, Inc. (Japan)	15,200	356,080
VeriSign, Inc.*	1,800	400,428
Visa, Inc. (Class A Stock)	156,655	34,741,379
		166,024,860
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	39,800	3,013,167
Brunswick Corp.	3,786	306,250
Hasbro, Inc.(a)	2,500	204,800
Sankyo Co. Ltd. (Japan)	11,000	305,301
Sega Sammy Holdings, Inc. (Japan)	24,400	420,578
Shimano, Inc. (Japan)	3,800	867,811
		5,117,907

A8

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	5,900	$780,747
Bio-Rad Laboratories, Inc. (Class A Stock)*	5,040	2,838,679
Bio-Techne Corp.	800	346,432
Charles River Laboratories International, Inc.*	1,000	283,970
Danaher Corp.	55,889	16,393,920
Eurofins Scientific SE (Luxembourg)	32,385	3,202,763
ICON PLC (Ireland)*	6,865	1,669,705
Illumina, Inc.*	3,000	1,048,200
IQVIA Holdings, Inc.*	32,000	7,398,720
Lonza Group AG (Switzerland)	3,815	2,761,902
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	100,800	3,555,216
Mettler-Toledo International, Inc.*	460	631,667
PerkinElmer, Inc.(a)	2,400	418,704
Sartorius Stedim Biotech (France)	1,443	592,179
Thermo Fisher Scientific, Inc.	31,967	18,881,309
Waters Corp.*	1,200	372,468
West Pharmaceutical Services, Inc.	1,500	616,065
		61,792,646
Machinery — 0.9%
Aalberts NV (Netherlands)	10,866	564,564
Atlas Copco AB (Sweden) (Class A Stock)	35,014	1,817,177
Atlas Copco AB (Sweden) (Class B Stock)	20,563	926,878
Caterpillar, Inc.	43,644	9,724,756
CNH Industrial NV (United Kingdom)	233,344	3,691,099
Crane Co.	5,100	552,228
Cummins, Inc.	2,700	553,797
Daifuku Co. Ltd. (Japan)	5,200	371,564
Deere & Co.	36,319	15,089,092
Dover Corp.	29,850	4,683,465
Epiroc AB (Sweden) (Class A Stock)	88,742	1,892,434
Epiroc AB (Sweden) (Class B Stock)	19,734	355,864
FANUC Corp. (Japan)	13,700	2,412,660
Fortive Corp.	22,753	1,386,340
Gates Industrial Corp. PLC*	38,783	584,072
GEA Group AG (Germany)	40,067	1,647,350
Hitachi Construction Machinery Co. Ltd. (Japan)	81,000	2,100,219
Husqvarna AB (Sweden) (Class B Stock)	61,536	641,048
IDEX Corp.	1,500	287,595
Illinois Tool Works, Inc.	5,700	1,193,580
Ingersoll Rand, Inc.	107,600	5,417,660
Kubota Corp. (Japan)	51,200	959,559
MINEBEA MITSUMI, Inc. (Japan)	98,000	2,141,759
MISUMI Group, Inc. (Japan)	58,000	1,725,608
NGK Insulators Ltd. (Japan)	152,300	2,173,059
Nordson Corp.	3,954	897,874
Oshkosh Corp.(a)	23,698	2,385,204
Otis Worldwide Corp.	50,441	3,881,435
PACCAR, Inc.	72,300	6,367,461
Parker-Hannifin Corp.	29,133	8,266,780
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Pentair PLC	3,300	$178,893
Sandvik AB (Sweden)	59,274	1,258,765
SKF AB (Sweden) (Class B Stock)	19,803	321,483
Snap-on, Inc.	1,100	226,028
Stanley Black & Decker, Inc.(a)	7,483	1,046,049
Techtronic Industries Co. Ltd. (Hong Kong)	245,727	3,952,775
VAT Group AG (Switzerland), 144A	1,326	503,947
Volvo AB (Sweden) (Class B Stock)	72,850	1,351,604
Westinghouse Air Brake Technologies Corp.	10,685	1,027,576
Xylem, Inc.	3,600	306,936
		94,866,237
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	167	493,663
AP Moller - Maersk A/S (Denmark) (Class B Stock)	2,168	6,551,094
Kuehne + Nagel International AG (Switzerland)	6,838	1,938,224
Mitsui OSK Lines Ltd. (Japan)	17,100	476,709
Nippon Yusen KK (Japan)	8,800	771,082
SITC International Holdings Co. Ltd. (China)	982,000	3,447,226
		13,677,998
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*(a)	2,380	1,298,338
Comcast Corp. (Class A Stock)	400,330	18,743,451
Dentsu Group, Inc. (Japan)	13,600	555,565
Discovery, Inc. (Class A Stock)*	3,500	87,220
Discovery, Inc. (Class C Stock)*	6,300	157,311
DISH Network Corp. (Class A Stock)*	5,200	164,580
Fox Corp. (Class A Stock)	73,200	2,887,740
Fox Corp. (Class B Stock)	3,100	112,468
Interpublic Group of Cos., Inc. (The)	23,100	818,895
News Corp. (Class A Stock)	8,200	181,630
News Corp. (Class B Stock)	2,500	56,300
Omnicom Group, Inc.(a)	4,300	364,984
Paramount Global (Class B Stock)(a)	12,300	465,063
Pearson PLC (United Kingdom)	44,247	434,976
Publicis Groupe SA (France)	89,578	5,433,225
WPP PLC (United Kingdom)	460,462	6,043,048
		37,804,794
Metals & Mining — 0.6%
Anglo American PLC (South Africa)	64,976	3,411,400
ArcelorMittal SA (Luxembourg)	240,429	7,711,524
BHP Group Ltd. (Australia)	153,336	5,871,350
BlueScope Steel Ltd. (Australia)	402,668	6,214,918
Boliden AB (Sweden)	20,526	1,035,597
Fortescue Metals Group Ltd. (Australia)	82,859	1,263,096
Freeport-McMoRan, Inc.	246,504	12,261,109
Glencore PLC (Australia)*	294,395	1,923,510

A9

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Impala Platinum Holdings Ltd. (South Africa)	15,771	$243,105
Newmont Corp.	15,900	1,263,255
Norsk Hydro ASA (Norway)	68,310	664,863
Nucor Corp.	18,900	2,809,485
POSCO Holdings, Inc. (South Korea)	2,071	497,750
Reliance Steel & Aluminum Co.	19,500	3,575,325
Rio Tinto Ltd. (Australia)	18,421	1,637,865
Rio Tinto PLC (Australia)	80,014	6,356,309
South32 Ltd. (Australia)	238,523	890,559
Steel Dynamics, Inc.	49,468	4,127,115
Tata Steel Ltd. (India)	14,580	250,030
Vale SA (Brazil)	45,400	910,851
		62,919,016
Multiline Retail — 0.2%
B&M European Value Retail SA (United Kingdom)	91,758	642,189
Dollar General Corp.	4,700	1,046,361
Dollar Tree, Inc.*	4,400	704,660
Next PLC (United Kingdom)	9,408	743,551
Ryohin Keikaku Co. Ltd. (Japan)	25,200	293,120
Target Corp.	58,787	12,475,777
		15,905,658
Multi-Utilities — 0.5%
Ameren Corp.	17,594	1,649,613
CenterPoint Energy, Inc.	222,442	6,815,623
CMS Energy Corp.	100,202	7,008,128
Consolidated Edison, Inc.	7,000	662,760
Dominion Energy, Inc.	43,569	3,702,058
DTE Energy Co.	28,300	3,741,543
E.ON SE (Germany)	659,152	7,659,772
Engie SA (France)	92,540	1,214,903
NiSource, Inc.	7,900	251,220
Public Service Enterprise Group, Inc.	186,065	13,024,550
Sempra Energy	6,300	1,059,156
WEC Energy Group, Inc.	6,200	618,822
		47,408,148
Oil, Gas & Consumable Fuels — 1.9%
Aker BP ASA (Norway)	12,027	448,861
APA Corp.	143,000	5,910,190
BP PLC (United Kingdom)	2,187,185	10,675,510
Canadian Natural Resources Ltd. (Canada)	5,711	353,628
Cenovus Energy, Inc. (Canada)	22,570	376,242
Cheniere Energy, Inc.	64,875	8,994,919
Chevron Corp.	197,951	32,232,361
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,668,000	832,427
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	232,500	741,897
ConocoPhillips	107,089	10,708,900
Coterra Energy, Inc.	16,500	445,005
Devon Energy Corp.	12,500	739,125
Diamondback Energy, Inc.	5,697	780,945
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Enbridge, Inc. (Canada)(a)	132,647	$6,113,700
Eni SpA (Italy)	161,217	2,359,345
EOG Resources, Inc.(a)	134,455	16,031,070
Equinor ASA (Norway)	215,173	8,005,583
Exxon Mobil Corp.	378,439	31,255,277
Hess Corp.	23,771	2,544,448
Inpex Corp. (Japan)	514,000	6,055,537
Kinder Morgan, Inc.	241,200	4,561,092
LUKOIL PJSC (Russia), ADR^	9,456	1
Lundin Energy AB (Sweden)	10,224	431,609
Marathon Oil Corp.	126,600	3,178,926
Marathon Petroleum Corp.	47,900	4,095,450
New Fortress Energy, Inc.	13,500	575,235
Occidental Petroleum Corp.	35,600	2,019,944
OMV AG (Austria)	109,920	5,242,402
ONEOK, Inc.	8,900	628,607
Pembina Pipeline Corp. (Canada)	12,732	478,360
PetroChina Co. Ltd. (China) (Class H Stock)	636,000	326,064
Phillips 66	9,300	803,427
Pioneer Natural Resources Co.	13,786	3,446,914
Shell PLC (Netherlands)	261,531	7,185,280
Suncor Energy, Inc. (Canada)	27,699	901,771
Targa Resources Corp.	14,600	1,101,862
TotalEnergies SE (France)	20,234	1,022,172
Tourmaline Oil Corp. (Canada)	15,007	691,440
Valero Energy Corp.	46,262	4,697,443
Williams Cos., Inc. (The)	230,230	7,691,984
		194,684,953
Paper & Forest Products — 0.0%
Mondi PLC (Austria)	25,868	503,963
Stora Enso OYJ (Finland) (Class R Stock)	30,072	587,986
		1,091,949
Personal Products — 0.3%
Amorepacific Corp. (South Korea)	3,154	413,875
Coty, Inc. (Class A Stock)*	509,900	4,584,001
Estee Lauder Cos., Inc. (The) (Class A Stock)	11,900	3,240,608
Kao Corp. (Japan)	4,200	172,634
L’Oreal SA (France)	23,855	9,558,217
Unilever PLC (United Kingdom)	238,127	10,839,389
		28,808,724
Pharmaceuticals — 2.2%
AstraZeneca PLC (United Kingdom)	29,958	3,963,080
AstraZeneca PLC (United Kingdom), ADR	23,995	1,591,828
Bayer AG (Germany)	46,575	3,180,545
Bristol-Myers Squibb Co.	339,755	24,812,308
Catalent, Inc.*	3,400	377,060
Chugai Pharmaceutical Co. Ltd. (Japan)	57,000	1,908,212
Eli Lilly & Co.	90,417	25,892,716
GlaxoSmithKline PLC	503,864	10,895,201

A10

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Hikma Pharmaceuticals PLC (Jordan)	13,039	$354,019
Ipsen SA (France)	32,922	4,118,598
Johnson & Johnson	187,733	33,271,920
Merck & Co., Inc.	226,483	18,582,930
Merck KGaA (Germany)	32,513	6,812,798
Novartis AG (Switzerland)	151,106	13,241,883
Novo Nordisk A/S (Denmark) (Class B Stock)	134,757	14,961,325
Ono Pharmaceutical Co. Ltd. (Japan)	18,400	461,312
Organon & Co.	5,300	185,129
Otsuka Holdings Co. Ltd. (Japan)	16,200	559,547
Pfizer, Inc.	448,372	23,212,218
Roche Holding AG (Switzerland)	59,208	23,428,617
Sanofi (France)	114,510	11,712,150
Santen Pharmaceutical Co. Ltd. (Japan)	79,100	784,960
Takeda Pharmaceutical Co. Ltd. (Japan)	91,800	2,628,319
Viatris, Inc.	24,500	266,560
Zoetis, Inc.	24,784	4,674,015
		231,877,250
Professional Services — 0.2%
Equifax, Inc.	2,300	545,330
Experian PLC (United Kingdom)	58,921	2,284,989
Jacobs Engineering Group, Inc.	2,500	344,525
Leidos Holdings, Inc.	12,451	1,344,957
Nielsen Holdings PLC	7,500	204,300
Persol Holdings Co. Ltd. (Japan)	27,300	612,158
Randstad NV (Netherlands)(a)	87,019	5,220,287
Robert Half International, Inc.	11,600	1,324,488
Thomson Reuters Corp. (Canada)	3,467	376,416
TransUnion	43,800	4,526,292
Verisk Analytics, Inc.	3,100	665,353
		17,449,095
Real Estate Management & Development — 0.2%
Ascendas India Trust (Singapore), UTS	288,800	252,973
CBRE Group, Inc. (Class A Stock)*	72,832	6,665,585
CK Asset Holdings Ltd. (Hong Kong)	665,000	4,544,577
Daito Trust Construction Co. Ltd. (Japan)	22,300	2,367,336
Henderson Land Development Co. Ltd. (Hong Kong)	75,000	311,359
Hulic Co. Ltd. (Japan)	37,800	339,368
Jones Lang LaSalle, Inc.*	4,500	1,077,570
LEG Immobilien SE (Germany)	8,306	944,751
Mitsubishi Estate Co. Ltd. (Japan)	61,000	905,428
		17,408,947
Road & Rail — 0.4%
AMERCO	3,000	1,790,820
Canadian National Railway Co. (Canada)	22,864	3,066,977
CSX Corp.	150,700	5,643,715
J.B. Hunt Transport Services, Inc.	9,301	1,867,548
	Shares	Value

Common Stocks (continued)
Road & Rail (cont’d.)
NIPPON EXPRESS HOLDINGS, Inc. (Japan)	5,600	$383,993
Norfolk Southern Corp.	21,174	6,039,248
Old Dominion Freight Line, Inc.	8,200	2,449,176
Sankyu, Inc. (Japan)	15,600	508,036
TFI International, Inc. (Canada)(a)	14,315	1,524,691
Uber Technologies, Inc.*	72,814	2,598,003
Union Pacific Corp.	66,274	18,106,719
XPO Logistics, Inc.*	19,000	1,383,200
		45,362,126
Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc.*	101,434	11,090,793
Advantest Corp. (Japan)	10,500	824,106
Analog Devices, Inc.	39,349	6,499,668
Applied Materials, Inc.	67,500	8,896,500
ASML Holding NV (Netherlands) (AEX)	20,135	13,486,712
ASML Holding NV (Netherlands) (XNGS)	2,197	1,467,442
Broadcom, Inc.	38,864	24,471,883
Enphase Energy, Inc.*(a)	2,600	524,628
Intel Corp.	211,000	10,457,160
KLA Corp.	15,800	5,783,748
Lam Research Corp.	14,798	7,955,553
Microchip Technology, Inc.	98,700	7,416,318
Micron Technology, Inc.	130,300	10,149,067
Monolithic Power Systems, Inc.	1,689	820,313
NVIDIA Corp.	156,737	42,767,258
NXP Semiconductors NV (China)	75,386	13,952,441
ON Semiconductor Corp.*	101,822	6,375,075
Qorvo, Inc.*	2,100	260,610
QUALCOMM, Inc.	148,869	22,750,161
Renesas Electronics Corp. (Japan)*	217,000	2,519,125
Rohm Co. Ltd. (Japan)	4,800	374,038
Silicon Motion Technology Corp. (Taiwan), ADR	3,140	209,815
Skyworks Solutions, Inc.	3,300	439,824
SolarEdge Technologies, Inc.*	1,000	322,370
STMicroelectronics NV (Singapore)	103,117	4,466,030
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	84,150	8,773,479
Teradyne, Inc.	3,200	378,336
Texas Instruments, Inc.	51,077	9,371,608
Tokyo Electron Ltd. (Japan)	7,500	3,853,743
Universal Display Corp.(a)	3,725	621,889
		227,279,693
Software — 3.0%
Adobe, Inc.*	43,538	19,836,784
ANSYS, Inc.*	1,600	508,240
Atlassian Corp. PLC (Class A Stock)*	10,316	3,031,150
Autodesk, Inc.*	20,500	4,394,175
Black Knight, Inc.*	73,600	4,268,064
Cadence Design Systems, Inc.*	5,400	888,084
Ceridian HCM Holding, Inc.*	7,090	484,672
Check Point Software Technologies Ltd. (Israel)*	5,600	774,256

A11

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Citrix Systems, Inc.	2,400	$242,160
Constellation Software, Inc. (Canada)	877	1,499,139
Crowdstrike Holdings, Inc. (Class A Stock)*	9,600	2,179,968
Dassault Systemes SE (France)	228,400	11,227,822
Datadog, Inc. (Class A Stock)*	4,400	666,468
Fair Isaac Corp.*	2,300	1,072,858
Fortinet, Inc.*	22,500	7,689,150
Intuit, Inc.	11,386	5,474,844
Manhattan Associates, Inc.*	38,100	5,284,851
Microsoft Corp.	586,684	180,880,544
Nemetschek SE (Germany)	9,542	923,154
Nice Ltd. (Israel), ADR*	770	168,630
NortonLifeLock, Inc.(a)	11,700	310,284
Oracle Corp.	151,800	12,558,414
Palo Alto Networks, Inc.*	6,487	4,038,222
Paycom Software, Inc.*	17,600	6,096,288
Paylocity Holding Corp.*	5,800	1,193,466
PTC, Inc.*	2,000	215,440
salesforce.com, Inc.*	69,080	14,667,066
SAP SE (Germany)	10,780	1,198,051
ServiceNow, Inc.*	3,960	2,205,284
Splunk, Inc.*	12,792	1,901,019
SS&C Technologies Holdings, Inc.	63,900	4,793,778
Synopsys, Inc.*	24,300	8,098,461
Trend Micro, Inc. (Japan)	6,600	386,553
Tyler Technologies, Inc.*	820	364,810
UiPath, Inc. (Class A Stock)*(a)	17,216	371,694
Unity Software, Inc.*(a)	9,100	902,811
Workday, Inc. (Class A Stock)*	10,959	2,624,242
		313,420,896
Specialty Retail — 0.7%
Advance Auto Parts, Inc.	12,022	2,488,073
AutoNation, Inc.*	26,300	2,618,954
AutoZone, Inc.*	2,510	5,131,896
Bath & Body Works, Inc.	5,300	253,340
Best Buy Co., Inc.(a)	12,913	1,173,792
CarMax, Inc.*(a)	3,200	308,736
Chow Tai Fook Jewellery Group Ltd. (China)*	1,729,000	3,123,135
Fast Retailing Co. Ltd. (Japan)	2,900	1,486,686
Five Below, Inc.*	7,600	1,203,612
Foot Locker, Inc.	24,100	714,806
Gap, Inc. (The)(a)	13,483	189,841
Home Depot, Inc. (The)	71,705	21,463,458
JD Sports Fashion PLC (United Kingdom)	2,135,499	4,148,800
Kingfisher PLC (United Kingdom)	106,145	355,519
Lowe’s Cos., Inc.	60,001	12,131,602
O’Reilly Automotive, Inc.*	6,376	4,367,305
Ross Stores, Inc.	29,519	2,670,289
TJX Cos., Inc. (The)	75,433	4,569,731
Tractor Supply Co.	9,725	2,269,523
Ulta Beauty, Inc.*	12,887	5,131,861
USS Co. Ltd. (Japan)	18,900	317,415
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Vroom, Inc.*(a)	316,900	$842,954
		76,961,328
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	1,106,373	193,183,790
Brother Industries Ltd. (Japan)	17,600	320,514
Dell Technologies, Inc. (Class C Stock)*	71,400	3,583,566
Hewlett Packard Enterprise Co.	26,400	441,144
HP, Inc.	21,400	776,820
Lenovo Group Ltd. (China)	412,000	445,152
NetApp, Inc.	4,500	373,500
Pure Storage, Inc. (Class A Stock)*	102,800	3,629,868
Samsung Electronics Co. Ltd. (South Korea)	36,117	2,065,707
Seagate Technology Holdings PLC(a)	10,981	987,192
Seiko Epson Corp. (Japan)	205,079	3,072,326
Western Digital Corp.*	6,200	307,830
		209,187,409
Textiles, Apparel & Luxury Goods — 0.6%
Brunello Cucinelli SpA (Italy)*	13,336	776,633
Burberry Group PLC (United Kingdom)	30,700	669,706
Capri Holdings Ltd.*	26,300	1,351,557
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	57,516	7,257,937
EssilorLuxottica SA (France)	14,880	2,726,981
Gildan Activewear, Inc. (Canada)	13,209	495,436
Hermes International (France)	2,268	3,210,520
Kering SA (France)	1,056	667,631
LVMH Moet Hennessy Louis Vuitton SE (France)	32,028	22,826,758
NIKE, Inc. (Class B Stock)	82,309	11,075,499
Pandora A/S (Denmark)	21,491	2,058,512
PVH Corp.	14,100	1,080,201
Ralph Lauren Corp.	8,947	1,014,948
Tapestry, Inc.	93,400	3,469,810
Under Armour, Inc. (Class A Stock)*	3,900	66,378
Under Armour, Inc. (Class C Stock)*	4,300	66,908
VF Corp.(a)	10,788	613,406
		59,428,821
Tobacco — 0.4%
Altria Group, Inc.	138,800	7,252,300
British American Tobacco PLC (United Kingdom)	283,594	11,903,835
Imperial Brands PLC (United Kingdom)	96,347	2,036,246
Japan Tobacco, Inc. (Japan)	389,500	6,654,046
Philip Morris International, Inc.	71,111	6,680,167
Swedish Match AB (Sweden)	645,906	4,853,284
		39,379,878
Trading Companies & Distributors — 0.4%
Air Lease Corp.	88,600	3,955,990
Ashtead Group PLC (United Kingdom)	73,608	4,652,557
Brenntag SE (Germany)	11,814	953,178
Bunzl PLC (United Kingdom)	48,332	1,886,461

A12

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Fastenal Co.	11,600	$689,040
Ferguson PLC	44,766	6,044,366
Howden Joinery Group PLC (United Kingdom)	81,798	819,144
IMCD NV (Netherlands)	2,880	491,710
Marubeni Corp. (Japan)	78,200	906,098
Mitsui & Co. Ltd. (Japan)	293,600	7,943,408
Sumitomo Corp. (Japan)	307,100	5,307,172
Toromont Industries Ltd. (Canada)	2,608	247,230
Toyota Tsusho Corp. (Japan)	10,303	423,116
United Rentals, Inc.*	9,564	3,397,229
W.W. Grainger, Inc.	10,445	5,387,427
		43,104,126
Water Utilities — 0.0%
American Water Works Co., Inc.	3,600	595,908
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	106,000	3,475,860
Rogers Communications, Inc. (Canada) (Class B Stock)	67,135	3,809,911
T-Mobile US, Inc.*(a)	63,200	8,111,720
Vodafone Group PLC (United Kingdom)	1,885,958	3,070,865
		18,468,356

Total Common Stocks (cost $4,195,456,009)		4,282,852,295
Exchange-Traded Funds — 3.8%
iShares Core S&P 500 ETF	68,300	30,987,027
iShares Core U.S. Aggregate Bond ETF	479,000	51,300,900
iShares iBoxx $ Investment Grade Corporate Bond ETF	403,000	48,738,820
iShares MSCI EAFE ETF(a)	229,050	16,858,080
iShares Russell 1000 Growth ETF	230,500	63,993,715
iShares Russell 1000 Value ETF	253,250	42,034,435
SPDR S&P 500 ETF Trust	239,000	107,941,960
Vanguard Total Bond Market ETF	378,975	30,143,671

Total Exchange-Traded Funds (cost $401,527,582)		391,998,608
Preferred Stocks — 0.0%
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	6,906	3,053,672
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	9,313	621,897

Total Preferred Stocks (cost $4,346,568)		3,675,569

Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities — 5.4%
Automobiles — 0.5%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24		241	$241,613
Series 2019-02, Class C
2.740%	04/18/25		1,258	1,262,869
Series 2021-01, Class A2
0.280%	06/18/24		224	224,141
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26		661	642,680
Series 2020-02A, Class A, 144A
2.020%	02/20/27		3,376	3,198,917
Series 2021-02A, Class C, 144A
2.350%	02/20/28		2,000	1,827,391
Carvana Auto Receivables Trust,
Series 2021-P03, Class C
1.930%	10/12/27		1,300	1,200,987
Chesapeake Funding II LLC (Canada),
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		671	653,342
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		867	838,374
Exeter Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.350%	06/17/24		315	317,498
Series 2020-03A, Class C
1.320%	07/15/25		115	114,077
Series 2021-01A, Class B
0.500%	02/18/25		1,017	1,014,357
Series 2021-03A, Class D
1.550%	06/15/27		4,700	4,454,976
Series 2022-01A, Class E, 144A
5.020%	10/15/29		2,100	2,027,816
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25		577	574,061
Series 2021-01, Class A, 144A
0.310%	06/16/25		924	917,164
Ford Auto Securitization Trust,
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	2,200	1,665,200
Ford Credit Auto Owner Trust,
Series 2020-01, Class A, 144A
2.040%	08/15/31		800	772,654
Series 2020-02, Class B, 144A
1.490%	04/15/33		2,430	2,250,001
Series 2021-01, Class C, 144A
1.910%	10/17/33		561	522,131
Series 2021-02, Class C, 144A
2.110%	05/15/34		625	584,351
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25		454	446,521
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24		444	441,060

A13

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26	400	$379,533
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	3,440	3,136,526
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	1,640	1,552,971
Series 2022-02A, Class B, 144A
2.650%	06/26/28	700	656,235
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28	252	247,587
Series 2021-02, Class D, 144A
1.138%	12/26/28	240	235,036
Series 2021-03, Class D, 144A
1.009%	02/26/29	682	661,186
Series 2021-03, Class G, 144A
9.812%	02/26/29	1,000	947,020
Nissan Auto Lease Trust,
Series 2020-A, Class A4
1.880%	04/15/25	2,200	2,202,175
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25	871	871,325
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,254	3,266,214
Series 2021-01A, Class C, 144A
1.420%	07/14/28	460	427,884
Series 2021-01A, Class D, 144A
1.620%	11/14/30	640	593,737
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25	642	639,962
Series 2021-01, Class D
1.130%	11/16/26	2,645	2,533,496
Series 2021-02, Class D
1.350%	07/15/27	2,229	2,133,630
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25	795	802,391
Series 2020-03A, Class A2, 144A
0.560%	05/15/24	281	280,444
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25	491	486,527
Series 2021-02A, Class B, 144A
0.620%	07/15/26	337	327,235
Wheels SPV LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
0.729%(c)	08/20/29	1,788	1,779,192
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27	1,550	1,435,896
			51,788,383
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Debt Obligations — 0.0%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)
1.500%(c)	01/15/37		1,200	$1,192,649
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
1.400%(c)	02/19/37		2,500	2,479,767
				3,672,416
Collateralized Loan Obligations — 4.4%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.644%(c)	04/20/32		4,395	4,395,188
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.358%(c)	10/25/33		2,080	2,058,812
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	07/15/31		1,465	1,454,469
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.347%(c)	10/20/34		7,500	7,399,600
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.870%(c)	04/25/34	EUR	2,418	2,642,380
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	8,063	8,847,712
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.858%(c)	07/25/34		1,491	1,471,551
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	10/17/32		11,595	11,483,795
Series 2022-01A, Class A1, 144A, 3 Month Term SOFR + 1.320% (Cap N/A, Floor 1.320%)
2.219%(c)	04/18/35		15,000	15,018,348
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.374%(c)	01/20/32		10,000	9,926,783
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.251%(c)	10/15/33		810	802,233
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.313%(c)	01/20/34		10,450	10,334,601

A14

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.539%(c)	05/17/31		1,465	$1,453,747
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.409%(c)	10/15/34		22,225	21,983,545
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.600%(c)	08/20/32		21,750	21,550,355
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	2,930	3,198,849
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	12,510	13,647,637
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)
1.348%(c)	01/25/33		15,000	14,834,158
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.305%(c)	01/20/35		6,340	6,271,498
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.434%(c)	07/20/34		3,519	3,484,521
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.241%(c)	04/18/31		972	964,224
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.294%(c)	04/20/31		2,054	2,037,477
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.381%(c)	07/15/34		3,811	3,769,868
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
0.890%(c)	08/26/32	EUR	10,350	11,341,955
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	07/15/29		723	721,275
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.361%(c)	07/15/31		2,930	2,911,244
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.319%(c)	10/20/34		15,000	14,964,910
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.481%(c)	04/15/33		1,297	$1,290,309
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.409%(c)	10/29/29		335	333,641
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.251%(c)	04/15/31		4,395	4,358,899
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.381%(c)	04/15/34		2,930	2,900,415
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.434%(c)	10/20/31		2,346	2,336,326
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.549%(c)	04/15/33		2,930	2,912,420
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.900%(c)	04/25/34	EUR	1,465	1,593,404
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.315%(c)	02/05/31		382	379,596
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.388%(c)	10/19/28		1,253	1,249,402
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.315%(c)	04/21/31		1,621	1,605,601
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	3,519	3,846,386
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.408%(c)	04/25/30		697	694,909
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	10/20/34		12,080	11,955,662
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.261%(c)	10/17/31		2,655	2,630,993
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.424%(c)	10/20/34		22,750	22,502,576

A15

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.321%(c)	10/15/32	2,770	$2,739,692
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.991%(c)	04/15/29	1,784	1,766,728
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.378%(c)	04/25/32	2,054	2,041,162
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.041%(c)	01/18/28	1,026	1,019,149
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.451%(c)	10/15/34	21,750	21,460,368
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.238%(c)	10/12/30	2,346	2,329,672
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.361%(c)	07/15/31	2,930	2,911,810
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.594%(c)	10/13/27	318	316,449
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.369%(c)	04/22/30	21,500	21,320,318
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
1.461%(c)	10/15/34	5,000	4,936,118
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.347%(c)	04/26/31	4,427	4,396,747
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.321%(c)	04/17/31	7,222	7,168,531
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.251%(c)	07/17/29	2,510	2,500,022
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.354%(c)	10/20/31	10,000	9,921,913
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.549%(c)	10/30/30	3,556	3,556,646
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.259%(c)	04/15/31	1,365	1,353,890
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.371%(c)	01/17/31		1,173	$1,166,549
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.341%(c)	07/16/31		1,757	1,744,915
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.104%(c)	07/20/34		810	804,209
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.421%(c)	10/15/34		7,500	7,421,880
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.391%(c)	07/15/31		2,930	2,915,993
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.414%(c)	10/20/31		4,395	4,376,619
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.307%(c)	10/20/34		7,500	7,424,314
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.368%(c)	04/25/31		4,395	4,368,589
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.337%(c)	01/26/31		1,173	1,165,314
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29		987	980,945
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.850%(c)	01/17/32	EUR	10,500	11,532,221
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.830%(c)	04/25/30	EUR	1,039	1,142,888
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	5,856	6,444,533
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
1.201%(c)	04/16/31		397	392,678
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.479%(c)	10/29/34		6,095	6,034,237

A16

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.438%(c)	07/25/34		2,930	$2,901,902
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.481%(c)	01/17/30		1,960	1,954,182
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.469%(c)	04/23/32		3,465	3,437,727
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	04/15/33		867	860,700
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.391%(c)	01/17/31		1,627	1,620,755
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	07/17/31		2,566	2,548,479
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.424%(c)	07/20/32		3,977	3,951,801
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.389%(c)	07/24/32		21,500	21,344,589
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.451%(c)	10/15/34		4,295	4,238,578
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29		2,686	2,673,217
				452,748,303
Consumer Loans — 0.2%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25		672	661,648
Series 2021-Z02, Class A, 144A
1.170%	11/16/26		1,167	1,145,749
Series 2022-X01, Class A, 144A
1.750%	02/15/27		575	568,281
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		214	208,147
Series 2022-A, Class A, 144A
1.710%	02/20/35		1,733	1,702,783
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	382	291,709
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A
3.000%	12/20/27		1,582	$1,587,233
Series 2019-02A, Class A, 144A
2.780%	04/20/28		3,339	3,303,711
Series 2021-01A, Class A, 144A
1.900%	11/20/31		1,932	1,746,860
Series 2021-02A, Class C, 144A
3.090%	04/20/32		1,200	1,086,702
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		612	608,989
Marlette Funding Trust,
Series 2021-01A, Class A, 144A
0.600%	06/16/31		95	94,267
Series 2021-03A, Class A, 144A
0.650%	12/15/31		563	556,052
OneMain Financial Issuance Trust,
Series 2019-01A, Class A, 144A
3.480%	02/14/31		179	178,739
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,870	1,735,315
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		1,141	1,143,674
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		741	719,441
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		2,000	1,944,648
SoFi Consumer Loan Program Trust,
Series 2020-01, Class A, 144A
2.020%	01/25/29		56	55,809
Series 2021-01, Class B, 144A
1.300%	09/25/30		850	807,665
Series 2021-01, Class C, 144A
1.610%	09/25/30		900	846,861
Series 2021-01, Class D, 144A
2.040%	09/25/30		940	883,029
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		1,092	1,062,457
				22,939,769
Credit Cards — 0.1%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
1.598%(c)	03/15/29	GBP	823	1,080,236
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.150%(c)	03/15/29		764	765,769
Series 2021-03A, Class A2, 144A, SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.050%(c)	11/15/29		3,400	3,365,490

A17

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards (cont’d.)
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.845%(c)	11/15/28	GBP	1,478	$1,952,355
				7,163,850
Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		2,022	1,953,640
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
1.097%(c)	05/25/34		199	191,737
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
1.282%(c)	08/25/33		7	7,297
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.957%(c)	03/25/43		110	108,984
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
0.937%(c)	01/25/34		271	257,328
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.157%(c)	09/25/34		168	159,093
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.357%(c)	04/25/34		153	148,246
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.477%(c)	10/25/33		20	19,805
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
2.032%(c)	11/25/32		15	15,165
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
1.097%(c)	08/25/33		183	178,092
				1,085,747
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		892	890,041
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other — 0.0%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.807%(c)	04/25/23		200	$197,527
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
3.257%(c)	06/25/24		4,512	4,423,477
				4,621,004
Residential Mortgage-Backed Securities — 0.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
1.057%(c)	02/25/34		51	49,367
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
1.237%(c)	10/25/34		139	136,438
Countrywide Asset-Backed Certificates,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.507%(c)	11/25/34		101	101,148
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
3.988%(cc)	05/25/35		6	5,153
European Residential Loan Securitisation (Ireland),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
1.403%(c)	11/25/60	EUR	1,715	1,872,675
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
2.932%(c)	06/25/34		69	68,775
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
2.302%(c)	01/25/35		151	151,598
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%
1.452%(c)	09/27/75	EUR	2,022	2,188,135
Structured Asset Investment Loan Trust,
Series 2004-07, Class A7, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.297%(c)	08/25/34		3	2,585
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.397%(c)	09/25/34		407	401,610
				4,977,484
Student Loans — 0.1%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		260	258,129
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A, 144A
1.170%	09/16/69		281	271,967

A18

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45	1,389	$1,385,482
Series 2019-D, Class 1PT, 144A
2.956%(cc)	01/16/46	2,218	2,204,689
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45	1,990	1,954,452
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	1,059	1,048,906
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,834	1,807,883
			8,931,508

Total Asset-Backed Securities (cost $572,663,180)			560,772,145
Bank Loans — 0.1%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	04/21/28	1,178	1,162,511
Chemicals — 0.0%
Alpha BV (United Kingdom),
Initial Dollar Term Loan, 1 Month LIBOR + 2.500%
3.000%(c)	03/18/28	449	442,700
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%
5.250%(c)	08/12/28	297	295,656
Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, SOFR + 4.000%
4.500%(c)	03/01/29	2,275	2,251,681
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.500%(c)	02/01/28	1,077	1,066,302
			3,317,983
Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	03/01/24	3,593	3,570,610
Telecommunications — 0.0%
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%
3.500%(c)	05/27/24	1,325	1,258,750

Total Bank Loans (cost $10,145,259)			10,048,210
Commercial Mortgage-Backed Securities — 2.8%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.100%(cc)	05/15/35	1,350	1,293,861
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-20TS, Class E, 144A
3.100%(cc)	05/15/35	1,825	$1,735,332
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54	6,300	5,869,951
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	519	516,267
Series 2018-BN13, Class A4
3.953%	08/15/61	3,287	3,387,025
Series 2019-BN20, Class A2
2.758%	09/15/62	4,939	4,724,077
Series 2019-BN24, Class A3
2.960%	11/15/62	826	802,465
Series 2021-BN34, Class A5
2.438%	06/15/63	1,005	937,093
Series 2021-BN36, Class A4
2.218%	09/15/64	9,700	8,890,772
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
1.119%(c)	03/15/37	900	877,885
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	4,138	3,935,922
Series 2019-C05, Class A3
2.805%	11/15/52	1,000	959,111
Series 2021-C11, Class A4
2.043%	09/15/54	11,100	9,934,150
Benchmark Mortgage Trust,
Series 2019-B13, Class A3
2.701%	08/15/57	2,125	2,026,670
Series 2021-B29, Class A4
2.138%	09/15/54	10,200	9,255,162
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.547%(c)	09/15/38	4,950	4,838,433
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.097%(c)	09/15/38	1,200	1,172,957
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.747%(c)	09/15/38	3,385	3,300,238
BX Commercial Mortgage Trust,
Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.447%(c)	11/15/35	3,150	3,126,234
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.697%(c)	10/15/36	172	168,042
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
3.047%(c)	10/15/36	215	209,984

A19

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820% (Cap N/A, Floor 2.820%)
3.217%(c)	12/15/38	6,500	$6,304,171
Series 2021-VOLT, Class XCP, IO, 144A
1.965%(cc)	09/15/36	121,625	1,179,299
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month Term SOFR + 2.700% (Cap N/A, Floor 2.700%)
3.001%(c)	01/15/39	8,500	8,340,115
Series 2022-VAMF, Class E, 144A, 1 Month Term SOFR + 2.700% (Cap N/A, Floor 2.700%)
3.001%(c)	01/15/39	3,600	3,482,660
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	8,175	7,775,761
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	2,603	2,546,824
Series 2019-CD08, Class A3
2.657%	08/15/57	7,375	6,905,131
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	5,237	5,106,733
Series 2016-C07, Class A2
3.585%	12/10/54	3,835	3,837,849
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	2,031	2,061,857
Series 2015-GC31, Class A3
3.497%	06/10/48	6,044	6,016,198
Series 2015-GC31, Class A4
3.762%	06/10/48	1,850	1,866,371
Series 2017-C04, Class A3
3.209%	10/12/50	2,837	2,790,714
Series 2018-C06, Class A4
4.412%	11/10/51	1,770	1,867,198
Series 2019-GC41, Class A4
2.620%	08/10/56	2,970	2,819,376
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	1,897	1,918,577
Series 2014-CR20, Class A3
3.326%	11/10/47	5,761	5,731,369
Series 2014-UBS04, Class A3
3.430%	08/10/47	1,200	1,205,442
Series 2014-UBS06, Class A4
3.378%	12/10/47	2,203	2,185,266
Series 2015-DC01, Class A4
3.078%	02/10/48	5,695	5,592,855
Series 2015-LC21, Class A3
3.445%	07/10/48	5,535	5,494,357
Series 2015-LC23, Class A3
3.521%	10/10/48	3,970	3,970,011
Series 2016-COR01, Class A3
2.826%	10/10/49	3,467	3,371,151
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.547%(c)	05/15/36		603	$591,677
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		8,363	8,219,866
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		6,377	6,286,761
Series 2017-CX10, Class A4
3.191%	11/15/50		2,273	2,228,448
Series 2018-CX12, Class A3
3.959%	08/15/51		2,069	2,109,257
Series 2019-C17, Class A4
2.763%	09/15/52		637	609,553
Deco DAC (Ireland),
Series 2019-RAM, Class A, 3 Month GBP LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.694%(c)	08/07/30	GBP	1,562	2,013,198
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		3,287	3,210,375
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		859	808,671
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.508%(cc)	05/25/22		1,421	14
Series K021, Class X1, IO
1.384%(cc)	06/25/22		5,025	50
Series K024, Class X1, IO
0.774%(cc)	09/25/22		10,036	23,096
Series K025, Class X1, IO
0.777%(cc)	10/25/22		8,310	24,646
Series K040, Class X1, IO
0.703%(cc)	09/25/24		722	10,183
Series K052, Class X1, IO
0.644%(cc)	11/25/25		36,145	715,656
Series K055, Class X1, IO
1.353%(cc)	03/25/26		7,738	346,493
Series K097, Class X1, IO
1.090%(cc)	07/25/29		14,618	991,736
Series K098, Class X1, IO
1.144%(cc)	08/25/29		3,217	229,057
Series K101, Class X1, IO
0.835%(cc)	10/25/29		190	10,129
Series K115, Class X1, IO
1.327%(cc)	06/25/30		17,877	1,602,244
Series K121, Class X1, IO
1.025%(cc)	10/25/30		121	8,489
Series K131, Class X1, IO
0.729%(cc)	07/25/31		73,030	4,141,992
Series K736, Class X1, IO
1.308%(cc)	07/25/26		1,009	44,497

A20

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K741, Class X1, IO
0.572%(cc)	12/25/27	952	$27,044
Series Q001, Class XA, IO
2.138%(cc)	02/25/32	3,427	323,263
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.497%(c)	10/15/36	350	339,197
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
3.947%(c)	10/15/36	580	563,911
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	1,793	1,776,299
Series 2019-GC42, Class A3
2.749%	09/01/52	7,180	6,828,688
Series 2020-GC45, Class A4
2.658%	02/13/53	2,480	2,368,239
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	837	830,259
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class D, 144A
4.613%(cc)	07/05/31	2,500	2,509,699
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
3.037%(c)	06/15/38	1,150	1,106,668
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
3.787%(c)	06/15/38	1,035	993,423
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
2.950%(c)	03/15/39	400	399,120
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
3.400%(c)	03/15/39	1,100	1,097,579
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month Term SOFR + 2.611% (Cap N/A, Floor 2.611%)
2.912%(c)	01/15/27	2,150	2,085,312
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46	917	913,100
Series 2013-C08, Class A3
2.863%	12/15/48	1,085	1,082,458
Series 2013-C09, Class A3
2.834%	05/15/46	3,067	3,053,986
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4
3.809%	12/15/48	3,400	3,436,662
Series 2016-UB12, Class A4
3.596%	12/15/49	1,435	1,441,708
Series 2019-H07, Class A3
3.005%	07/15/52	1,585	1,520,412
Series 2021-L05, Class A4
2.728%	05/15/54	681	648,270
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-L07, Class A4
2.322%	10/15/54		5,900	$5,403,918
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
2.345%(c)	10/15/36		11,750	11,242,644
Taurus UK DAC (Ireland),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 0.000%)
2.255%(c)	08/17/31	GBP	8,556	11,195,182
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		3,421	3,509,198
Series 2019-C16, Class A3
3.344%	04/15/52		2,970	2,903,687
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46		540	538,872
Series 2013-C06, Class A3
2.971%	04/10/46		3,313	3,310,143
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		902	892,315
Series 2015-LC20, Class A4
2.925%	04/15/50		5,695	5,581,575
Series 2017-C38, Class A4
3.190%	07/15/50		2,787	2,774,706
Series 2017-C41, Class A3
3.210%	11/15/50		4,405	4,355,836
Series 2019-C49, Class A3
3.749%	03/15/52		3,904	4,012,133
Series 2019-C52, Class A4
2.643%	08/15/52		1,869	1,786,401
Series 2021-C59, Class A5
2.626%	04/15/54		616	579,884

Total Commercial Mortgage-Backed Securities (cost $306,247,002)				285,988,795
Corporate Bonds — 10.2%
Aerospace & Defense — 0.2%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32	EUR	240	283,643
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		752	711,502
3.625%	02/01/31		12,655	12,315,340
3.825%	03/01/59		575	480,358
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26(a)		180	176,394
7.500%	03/15/25		1,300	1,306,866
7.875%	04/15/27(a)		4,791	4,692,159

A21

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25		230	$232,302
6.950%	01/17/28		228	241,110
Gtd. Notes, 144A
6.950%	01/17/28		315	333,113
Embraer Overseas Ltd. (Brazil),
Gtd. Notes
5.696%	09/16/23		11	11,365
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40		296	345,043
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		285	262,163
4.125%	11/16/28		380	397,272
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31		3,285	3,043,642
				24,832,272
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,062	1,175,997
3.400%	02/04/41		2,925	2,386,782
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		2,190	2,131,153
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		1,851	1,845,986
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	1,385	1,440,001
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41		155	178,432
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		3,150	2,869,046
				12,027,397
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		100	99,925
5.750%	04/20/29		115	114,606
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26		96	95,922
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		8,040	8,595,425
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25		378	379,245
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		328	$310,129
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,955	1,924,894
4.625%	04/15/29		465	442,679
				11,962,825
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		30	30,355
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		260	238,668
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		2,570	2,606,124
				2,875,147
Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)		1,000	893,013
4.750%	01/15/43		470	425,267
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22		1,990	1,995,395
4.000%	11/13/30		500	470,515
4.250%	09/20/22		200	201,185
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		592	610,033
6.250%	10/02/43		7,730	8,821,351
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22		1,575	1,579,730
4.300%	07/13/25		325	329,743
Sr. Unsec’d. Notes
2.350%	01/08/31		323	279,098
2.900%	02/26/25		100	98,169
3.100%	01/12/32		70	62,988
5.650%	01/17/29		115	124,527
General Motors Financial of Canada Ltd.,
Gtd. Notes
2.600%	06/01/22	CAD	1,475	1,182,136
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
2.125%	04/24/25		380	364,676
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		925	919,471
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	1,645	1,829,610

A22

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		2,335	$2,062,953
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	800	888,886
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,200	1,307,618
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27	EUR	5,390	5,970,141
				30,416,505
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.000%	10/01/29(a)		1,575	1,476,611
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)		1,715	908,781
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		145	146,478
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		540	493,817
4.500%	02/15/32		450	403,585
5.625%	06/15/28		800	808,480
				4,237,752
Banks — 2.5%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	700	639,791
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	17,500	2,872,428
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		600	561,162
4.175%(ff)	03/24/28		400	402,776
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
4.050%	03/19/24		321	326,737
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)		1,375	1,385,696
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		7,910	7,510,739
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27(oo)		950	893,792
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		810	737,723
2.972%(ff)	02/04/33		165	154,760
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		860	$751,059
2.496%(ff)	02/13/31		1,755	1,610,367
2.884%(ff)	10/22/30		535	506,961
3.194%(ff)	07/23/30		1,827	1,768,967
3.824%(ff)	01/20/28		1,015	1,027,026
3.970%(ff)	03/05/29		1,995	2,028,787
4.078%(ff)	04/23/40		6,275	6,439,651
4.271%(ff)	07/23/29		1,083	1,118,466
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32		12,850	11,815,547
Sub. Notes
2.482%(ff)	09/21/36		240	206,677
Sub. Notes, MTN
4.000%	01/22/25		1,200	1,222,345
4.450%	03/03/26		805	832,866
Sub. Notes, Series L, MTN
3.950%	04/21/25		1,080	1,099,889
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
0.577%(ff)	08/09/29	EUR	200	201,312
1.106%(ff)	05/12/32	EUR	200	202,219
2.667%(ff)	03/10/32		687	615,922
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		690	724,446
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	200	247,176
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		695	633,077
1.904%(ff)	09/30/28		425	380,506
2.159%(ff)	09/15/29		3,145	2,804,433
2.219%(ff)	06/09/26		825	783,943
2.591%(ff)	01/20/28		960	903,352
2.871%(ff)	04/19/32		585	534,665
3.375%	01/09/25		265	264,188
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22		1,117	1,118,657
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	500	502,203
2.125%(ff)	01/23/27	EUR	1,400	1,581,260
Sub. Notes, EMTN
1.125%(ff)	01/15/32	EUR	300	313,962
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		1,178	1,089,092
2.045%(ff)	10/19/27		790	727,989
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	300	332,274
1.125%	08/05/22	EUR	400	444,753
China Development Bank (China),
Sr. Unsec’d. Notes, EMTN
3.230%	11/27/25	CNH	1,270	201,764
Unsec’d. Notes
4.200%	01/19/27	CNH	1,000	165,728

A23

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		605	$572,243
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		160	153,045
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	585,869
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		405	366,800
2.572%(ff)	06/03/31		2,750	2,516,267
2.666%(ff)	01/29/31		5,655	5,253,313
3.057%(ff)	01/25/33(a)		2,025	1,895,388
3.668%(ff)	07/24/28		250	250,229
3.700%	01/12/26		245	248,164
3.887%(ff)	01/10/28		195	197,114
3.980%(ff)	03/20/30		118	120,120
4.075%(ff)	04/23/29		17,514	17,882,651
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		420	409,843
Sub. Notes
4.400%	06/10/25		1,200	1,234,816
4.600%	03/09/26		135	140,113
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.010%	07/02/30	EUR	600	604,061
0.125%	12/01/31	EUR	3,000	2,982,839
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	400	287,585
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	900	916,325
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23		700	706,686
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		760	714,626
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	495	444,647
2.250%(ff)	06/09/28	GBP	167	206,088
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	1,620	1,823,524
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, SOFR + 1.219%
1.423%(c)	11/16/27		435	421,932
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27		330	303,614
2.552%(ff)	01/07/28		620	572,955
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,400	1,465,332
Sub. Notes
3.742%(ff)	01/07/33		4,040	3,568,890
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	153,579
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		740	$746,852
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	940	646,504
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	600	461,668
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.500%	07/02/25	CNH	2,200	344,887
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23		855	859,975
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)		130	133,487
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		560	525,378
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27		570	526,069
1.542%(ff)	09/10/27		925	847,746
1.948%(ff)	10/21/27		215	199,902
2.383%(ff)	07/21/32		490	435,427
2.615%(ff)	04/22/32		1,630	1,481,580
2.650%(ff)	10/21/32		365	331,528
3.102%(ff)	02/24/33		3,145	2,967,625
3.375%	03/27/25	EUR	1,378	1,616,714
3.750%	02/25/26		165	167,809
3.800%	03/15/30		300	302,228
3.814%(ff)	04/23/29		7,840	7,893,540
3.850%	01/26/27		1,174	1,187,755
4.017%(ff)	10/31/38		5,160	5,198,957
Sub. Notes
6.750%	10/01/37		200	252,647
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26		540	509,044
3.000%(ff)	07/22/28	GBP	1,385	1,799,673
4.292%(ff)	09/12/26		230	233,221
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	800	808,437
0.250%(ff)	02/01/30	EUR	200	198,219
3.550%	04/09/24		230	232,762
3.869%(ff)	03/28/26		410	412,034
4.017%(ff)	03/28/28		585	589,030
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)		765	760,150
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		6,750	6,505,683
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.769%(c)	07/30/22(oo)		3,679	3,679,059
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	700	869,771

A24

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
2.069%(ff)	06/01/29		3,345	$3,074,951
2.525%(ff)	11/19/41		14,855	12,298,343
2.545%(ff)	11/08/32		1,255	1,145,499
2.580%(ff)	04/22/32		677	620,850
3.200%	06/15/26		750	753,378
3.509%(ff)	01/23/29		165	164,761
3.702%(ff)	05/06/30		491	494,435
3.782%(ff)	02/01/28		640	648,126
3.964%(ff)	11/15/48		465	475,480
4.005%(ff)	04/23/29		3,005	3,068,172
4.452%(ff)	12/05/29		389	406,607
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	1,086	1,197,378
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	1,215	1,269,600
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27		755	756,817
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	600	662,044
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	925	969,726
Sr. Unsec’d. Notes, EMTN
7.500%(c)	04/02/32		100	69,162
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		30	26,600
2.699%(ff)	01/22/31		18,295	17,114,810
3.772%(ff)	01/24/29		455	458,606
3.875%	01/27/26		140	142,657
4.431%(ff)	01/23/30		2,686	2,812,426
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		805	728,944
2.802%(ff)	01/25/52		18	15,051
2.943%(ff)	01/21/33		2,405	2,253,530
3.125%	07/27/26		1,030	1,020,876
3.591%(ff)	07/22/28		260	261,039
3.622%(ff)	04/01/31		809	806,650
Sub. Notes
2.484%(ff)	09/16/36		550	472,175
Sub. Notes, GMTN
4.350%	09/08/26		885	912,942
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		2,030	2,054,334
Sub. Notes
3.622%(ff)	08/14/30	GBP	900	1,180,386
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	5,186	5,523,536
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
1.625%	09/22/25		250	235,564
3.800%	06/17/25	CNH	1,000	156,554
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Gtd. Notes, MTN
4.900%	02/01/28	AUD	450	$346,699
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28		3,375	3,159,287
3.337%(ff)	01/21/33		2,920	2,688,190
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		1,640	1,645,372
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,400	1,477,116
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.696%	07/16/24		1,890	1,872,241
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, Series FXD, MTN
1.450%	01/10/25(a)		425	407,951
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		4,530	4,107,275
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
0.625%	02/24/33	EUR	200	195,411
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33		855	778,790
2.859%(ff)	08/15/23		920	921,423
3.126%(ff)	08/13/30		975	938,426
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	11/05/28	EUR	1,078	1,098,492
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		1,665	1,543,284
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	439	496,379
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		5,615	5,313,397
2.879%(ff)	10/30/30		825	785,262
4.478%(ff)	04/04/31		10,880	11,512,006
				254,950,162
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		645	701,022
4.900%	02/01/46		4,955	5,505,401
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	06/01/60		150	159,132
5.450%	01/23/39		570	665,307
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
2.750%	01/22/30		178	170,232

A25

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages (cont’d.)
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31		380	$335,335
				7,536,429
Biotechnology — 0.0%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		70	58,824
Royalty Pharma PLC,
Gtd. Notes
2.200%	09/02/30		292	255,699
3.300%	09/02/40		49	41,840
				356,363
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.377%	04/05/40		98	89,197
3.577%	04/05/50		34	31,109
CRH Funding BV (Ireland),
Gtd. Notes, EMTN
1.875%	01/09/24	EUR	1,434	1,616,420
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		1,432	1,376,251
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		8	7,183
3.200%	07/15/51		170	145,017
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		375	338,010
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29		630	640,820
4.300%	07/15/47		2,728	2,679,706
4.400%	01/30/48		615	614,604
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,570	2,529,931
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,400	1,282,624
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		60	59,269
6.500%	03/15/27		355	362,050
				11,772,191
Chemicals — 0.1%
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31		220	199,689
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	2,100	$2,143,083
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/31/30		210	203,702
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		250	269,180
5.375%	03/15/44		270	304,896
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		145	124,475
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26		386	390,837
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	330	344,984
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		245	272,483
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40		3,640	3,269,422
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		225	227,499
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		238	216,112
4.500%	10/22/25		240	242,064
5.125%	06/23/51		210	176,332
5.625%	04/25/24		286	293,957
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26		481	451,315
2.875%	05/11/31		456	404,599
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,395	1,398,736
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		426	409,141
5.875%	03/27/24		1,744	1,768,729
6.500%	09/27/28		417	424,293
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
2.000%	02/01/26	EUR	306	328,663
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30		35	32,014
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		101	87,500

A26

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		650	$606,668
				14,590,373
Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,200	1,059,630
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,370	1,281,521
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		60	51,937
4.700%	11/01/2111		80	89,450
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		150	169,084
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	400	447,160
4.250%	09/25/30	GBP	500	687,634
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		572	621,913
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		450	402,431
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		3,320	3,316,159
7.000%	10/15/37		260	340,391
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		69	78,959
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		275	269,871
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60		300	247,174
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		270	280,494
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	140	146,391
5.750%	07/15/27	EUR	240	259,028
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		680	672,200
4.678%	07/01/2114		115	133,578
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29(a)	EUR	3,510	3,529,509
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50	284	$242,599
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	75	64,085
3.150%	07/15/46	375	360,158
3.300%	07/15/56	45	44,626
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29	300	290,746
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27	480	467,081
3.700%	03/01/52	200	202,893
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119	35	30,927
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	1,330	1,240,456
3.875%	02/15/31	116	109,686
4.875%	01/15/28	825	838,178
5.250%	01/15/30	2,590	2,670,371
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	30	26,497
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120	30	24,990
Unsec’d. Notes, Series 2017
3.841%	10/01/47	350	370,859
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30	215	194,137
			21,262,803
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61	195	167,066
Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27	255	255,123
3.625%	03/24/32	550	550,224
4.000%	03/24/52	275	275,713
			1,081,060
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	2,075	1,942,073
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	330	305,062

A27

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26		260	$236,790(oo)
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		228	219,446
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		630	648,404
CDP Financial, Inc. (Canada),
Gtd. Notes
5.600%	11/25/39		1,000	1,305,196
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	3,107	3,306,200
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		620	626,569
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
0.700%	06/15/23		2,439	2,401,831
3.000%	06/15/50		203	177,810
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		130	155,955
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		3,916	3,526,906
Kane Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	02/15/27	GBP	3,150	4,031,320
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40		202	162,966
3.250%	04/28/50		211	182,603
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)		2,840	2,893,297
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		240	215,543
2.710%	01/22/29		4,445	4,114,410
2.999%	01/22/32(a)		1,000	918,684
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		3,045	3,255,186
8.250%	10/01/23		1,000	1,054,251
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	3,103	3,394,716
Gtd. Notes, 144A
1.250%	09/27/30		2,340	2,074,389
2.000%	04/16/31		3,431	3,201,477
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	3,437	3,555,107
0.900%	05/20/41	EUR	1,026	990,741
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		665	$570,527
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24		215	214,901
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	400	408,256
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
1.625%	10/26/28		2,966	2,775,401
Societe Generale SFH SA (France),
Covered Bonds
0.750%	01/29/27	EUR	800	875,232
				47,799,176
Electric — 0.5%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47		585	548,401
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		290	320,461
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,200	1,172,231
Cadent Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.625%	03/19/30	EUR	1,155	1,155,633
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		666	596,769
4.500%	02/15/28		1,346	1,313,428
5.250%	06/01/26		199	200,564
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		50	46,267
5.000%	02/01/31		641	583,792
5.125%	03/15/28		3,201	3,053,651
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48		220	229,035
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
3.348%	02/09/31(a)		979	861,423
4.688%	05/15/29		1,210	1,194,394
Sr. Unsec’d. Notes
5.000%	09/29/36		948	925,623
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48		290	307,915
6.450%	01/15/38		265	345,891
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		55	48,715

A28

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48		465	$490,240
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		687	714,342
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30		251	247,241
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24		1,130	1,112,050
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82		2,900	2,568,948
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46		255	253,556
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	1,400	1,386,247
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	900	1,020,181
Entergy Louisiana LLC,
Collateral Trust Bond
4.000%	03/15/33		175	182,495
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,000	1,021,869
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25		617	597,829
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48		340	357,144
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		417	435,806
5.100%	06/15/45		235	263,256
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32		240	234,126
4.100%	03/15/52		100	101,807
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		75	81,294
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29		290	390,187
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	963,267
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		450	411,444
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
6.875%	06/21/23		515	538,054
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		698	$703,763
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		700	818,273
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		194	155,010
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		217	207,306
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32		76	69,907
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		565	558,318
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,365	1,387,590
Gtd. Notes, 144A
3.375%	02/15/29		170	151,413
3.625%	02/15/31		1,569	1,382,286
3.875%	02/15/32		80	70,662
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		792	745,896
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	900	987,403
4.250%	02/26/26		270	270,907
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	500	298,272
Pacific Gas & Electric Co.,
First Mortgage
4.550%	07/01/30		2,430	2,411,118
Sr. Sec’d. Notes
3.250%	06/01/31		245	221,567
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		85	85,345
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	500	485,103
2.875%	10/25/25	EUR	415	471,971
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	810	785,867
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		275	249,595
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28		1,015	930,457
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		140	136,507

A29

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		285	$285,129
3.700%	04/01/29		20	20,118
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		450	433,639
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		130	138,238
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, EMTN
1.625%	08/05/30		500	435,209
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		44	35,385
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,050	1,022,139
8.000%(ff)	10/15/26(oo)		3,425	3,446,146
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		5,590	5,497,227
5.500%	09/01/26		20	20,103
5.625%	02/15/27		20	19,990
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		460	455,899
3.700%	01/30/27		2,170	2,080,507
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		319	295,861
				54,045,702
Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		105	97,270
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	1,155	1,169,096
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	193,450
2.000%	02/15/33	EUR	5,700	5,379,000
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	1,385	1,532,133
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	713	744,691
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26		220	217,414
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		230	219,365
4.250%	10/31/26		488	482,263
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
5.500%	07/31/47		435	$383,691
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32(a)		450	408,489
				10,729,592
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		600	562,735
Magallanes, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25		425	426,977
3.755%	03/15/27		410	409,405
4.054%	03/15/29		410	412,000
4.279%	03/15/32		140	140,788
5.050%	03/15/42		1,600	1,632,309
5.141%	03/15/52		1,435	1,469,062
5.391%	03/15/62		580	599,267
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.625%	09/01/29		225	193,701
5.875%	09/01/31(a)		1,500	1,284,338
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26		2,570	2,676,013
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	43,299
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)		40	41,597
				9,891,491
Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26(a)		215	203,111
3.500%	02/15/23		250	250,232
3.500%	03/15/29		60	54,164
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		850	811,807
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	5,275	6,401,639
4.500%	02/16/26	GBP	225	282,998
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	2,683,395
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,407	1,641,538
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28		600	632,475

A30

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	770	$816,003
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	1,168	1,191,052
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39	120	121,544
4.875%	10/01/49	2,880	3,036,414
5.200%	07/15/45	145	156,883
5.500%	06/01/50	70	79,741
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	775	723,829
4.375%	01/31/32	775	723,639
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	305	310,604
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31	215	198,816
5.875%	09/30/27	1,795	1,814,613
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29(a)	475	457,195
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	925	819,822
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26	200	201,256
			23,612,770
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	455	514,428
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30	572	557,430
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31	1,160	1,091,858
			2,163,716
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27	1,100	1,096,143
5.875%	08/20/26	425	424,236
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	374	356,756
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	150	179,283
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
National Grid Gas PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	275	$290,009
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48		70	66,878
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	900	872,408
				3,285,713
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	550	593,646
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	5,760	6,457,401
Sr. Sec’d. Notes, 144A
2.625%	11/01/25	EUR	319	357,623
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
0.868%	12/01/23		400	387,311
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.334%	08/13/28	EUR	265	268,568
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		73	68,664
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	600	595,607
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	210	206,266
1.625%	10/15/50	EUR	195	186,857
2.250%	03/07/39	EUR	125	141,241
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		930	860,207
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		1,175	1,093,209
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
0.800%	10/18/30	EUR	400	414,227
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	295	292,618
1.875%	10/01/49	EUR	190	188,950
				12,112,395
Healthcare-Services — 0.4%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		40	38,056
4.272%	08/15/48		480	521,152

A31

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Unsec’d. Notes, Series 2020
2.211%	06/15/30		525	$486,320
3.008%	06/15/50		885	782,983
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		285	365,636
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		259	249,427
4.625%	05/15/42		109	119,425
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		115	120,334
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29		270	260,112
3.106%	11/15/39		915	852,657
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		110	113,494
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		624	557,492
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24		3,045	3,019,838
2.782%	10/01/30		1,084	1,001,170
3.910%	10/01/50		211	201,756
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		2,805	2,621,582
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41		1,520	1,294,588
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		260	250,991
5.375%	02/01/25		670	698,365
5.375%	09/01/26		225	237,007
5.625%	09/01/28		21	22,701
5.875%	02/01/29		40	43,859
Sr. Sec’d. Notes
3.500%	07/15/51		2,925	2,534,487
4.125%	06/15/29		1,070	1,089,680
5.000%	03/15/24		1,260	1,306,094
5.125%	06/15/39		285	307,880
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		1,025	933,635
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48		395	411,363
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	5,090	5,159,377
Gtd. Notes, 144A
1.750%	03/15/26	EUR	820	885,864
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,375	$1,480,888
Gtd. Notes, Series 2019
3.266%	11/01/49	30	28,048
Unsec’d. Notes, Series 2021
2.810%	06/01/41	350	308,018
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52	310	336,476
MEDNAX, Inc.,
Gtd. Notes, 144A
5.375%	02/15/30(a)	775	749,563
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	25	26,598
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	1,205	994,136
Montefiore Obligated Group,
Unsec’d. Notes
4.287%	09/01/50	320	274,142
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	295	317,958
4.763%	08/01/2116	135	145,735
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	555	513,558
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	50	50,697
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	90	79,650
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	370	337,783
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	55	64,301
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52	740	599,780
Sec’d. Notes, Series 2042
2.719%	01/01/42	930	766,869
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	1,715	1,759,141
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31	840	786,014
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28	1,700	1,727,960
Sec’d. Notes, 144A
6.250%	02/01/27	745	765,162

A32

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes
4.625%	07/15/24	206	$206,945
Sr. Sec’d. Notes, 144A
4.875%	01/01/26	30	30,357
5.125%	11/01/27	2,195	2,206,328
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	130	144,367
Sec’d. Notes, Series 2019
3.372%	11/15/51	85	79,649
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	253	211,032
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	275	256,381
3.500%	08/15/39	150	149,078
4.375%	03/15/42	300	326,663
4.625%	11/15/41	425	479,836
4.750%	07/15/45	47	54,480
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	115	130,693
			42,875,611
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28	2,309	2,363,540
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	1,168	1,176,507
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A (original cost $284,896; purchased 07/09/21 - 12/10/21)(f)
6.250%	09/15/27	270	264,526
Sr. Unsec’d. Notes, 144A (original cost $2,284,243; purchased 07/09/21 - 12/10/21)(f)
5.000%	06/15/29	2,235	2,054,003
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	81	84,109
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,779	1,670,549
5.250%	12/15/27	25	24,711
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	355	369,351
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	2,275	2,223,999
			10,231,295
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	285	$313,434
Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sub. Notes, GMTN
0.880%(ff)	09/09/33	EUR	160	160,241
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44		205	221,769
4.750%	04/01/48		89	102,137
4.800%	07/10/45		250	281,736
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	1,385	1,609,292
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	708	825,222
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.000%	03/18/34	EUR	455	502,873
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30(a)		1,000	1,101,802
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		235	234,814
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		5,070	4,747,640
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		125	117,356
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	265	297,811
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		4,472	4,742,391
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		270	328,240
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		95	102,599
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		418	383,044
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	925	1,334,963
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		515	467,421
4.625%	09/15/42		30	31,969

A33

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		190	$236,486
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	700	747,023
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		110	122,185
6.850%	12/16/39		32	42,056
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		945	829,712
				19,570,782
Internet — 0.1%
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31		830	770,152
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27		675	656,176
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27		220	201,006
United Group BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	3,975	4,123,652
				5,750,986
Iron/Steel — 0.1%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31		2,275	2,205,968
3.450%	04/15/30		2,184	2,153,118
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	03/06/23	EUR	4,180	4,606,092
				8,965,178
Lodging — 0.1%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		755	710,958
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		1,060	958,421
5.375%	05/01/25		95	97,192
5.750%	05/01/28		65	67,267
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)		295	297,293
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.300%	10/01/23		1,445	1,408,539
Sr. Unsec’d. Notes, SOFR Index+ 1.050%
1.320%(c)	10/01/23		1,815	1,819,961
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging (cont’d.)
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		570	$550,114
3.500%	08/18/26		195	184,075
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		170	177,444
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		740	676,400
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		255	252,517
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28		392	338,497
				7,538,678
Machinery-Diversified — 0.1%
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32		2,125	1,884,824
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	4,390	4,797,220
				6,682,044
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		765	700,065
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		660	601,578
4.250%	01/15/34		1,000	867,138
4.500%	08/15/30		130	122,067
4.500%	06/01/33		395	354,513
4.750%	03/01/30(a)		561	539,232
5.000%	02/01/28		115	113,877
5.125%	05/01/27		440	440,807
5.375%	06/01/29		260	259,525
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41		3	2,509
3.900%	06/01/52		9,225	7,809,125
4.464%	07/23/22		32	32,122
5.050%	03/30/29		2,450	2,594,513
5.375%	05/01/47		155	158,451
6.384%	10/23/35		540	613,620
6.484%	10/23/45		125	142,467
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40		865	868,689
Gtd. Notes, 144A
2.937%	11/01/56		224	186,812

A34

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31		1,575	$1,425,744
3.150%	08/15/24		315	315,627
4.800%	02/01/35		104	109,357
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27		230	228,021
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(a)		1,550	1,294,999
5.750%	01/15/30		1,000	890,705
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55		310	267,880
4.125%	05/15/29		1,240	1,253,888
5.300%	05/15/49		4,865	5,123,286
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		140	119,189
5.875%	11/15/24		280	279,766
7.750%	07/01/26		3,045	3,022,335
Paramount Global,
Sr. Unsec’d. Notes
4.600%	01/15/45		4,470	4,360,606
4.750%	05/15/25		308	320,298
4.950%	01/15/31(a)		925	983,263
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		175	149,296
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	2,210	2,234,009
				38,785,379
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27		825	827,525
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		300	288,654
Sr. Unsec’d. Notes, 144A
3.700%	01/30/50		200	180,122
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		4,600	4,199,194
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42(a)		810	919,328
6.750%	04/16/40		245	312,476
7.500%	07/27/35		215	276,904
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41		3,700	4,431,058
				11,435,261
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23		280	$280,750
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	11/15/27	EUR	730	775,855
Sr. Unsec’d. Notes, 144A, EMTN
4.600%	01/30/37	CAD	300	274,087
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	189,053
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	1,321	1,437,668
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25		250	282,076
				3,239,489
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		590	557,048
Oil & Gas — 0.8%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		600	585,085
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30		275	280,853
8.375%	07/15/26		250	276,380
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		185	189,913
9.000%	11/01/27		40	55,161
BP Capital Markets America, Inc.,
Gtd. Notes
3.001%	03/17/52		210	180,514
3.379%	02/08/61		355	315,868
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	470	461,451
3.625%(ff)	03/22/29(oo)	EUR	925	1,010,968
4.375%(ff)	06/22/25(oo)		1,085	1,090,577
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		50	45,261
3.750%	02/15/52		170	152,839
5.250%	06/15/37		5,355	5,818,478
5.400%	06/15/47		110	124,055
6.750%	11/15/39		250	309,857
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		630	650,880
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		310	313,614

A35

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34		60	$61,133
4.300%	11/15/44		215	232,886
Gtd. Notes, 144A
3.758%	03/15/42		100	101,643
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23		180	182,502
Gtd. Notes, 144A
2.268%	11/15/26		275	257,319
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		240	277,286
5.850%	12/15/25		130	140,790
7.875%	09/30/31		65	84,398
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		11,024	11,011,853
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23		1,104	1,130,816
6.875%	04/29/30(a)		680	715,455
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		225	232,153
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		1,150	1,141,426
4.875%	03/30/26		160	155,214
5.375%	03/30/28		955	923,861
5.875%	03/30/31		50	47,849
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50		110	111,866
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	03/06/23	CHF	1,000	488,069
2.500%	03/21/26	EUR	1,000	420,375
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		460	300,236
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes, 144A
2.900%	09/29/31(a)		1,965	1,803,127
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27(a)		486	499,252
5.600%	02/15/41		90	101,282
7.300%	08/15/31		270	331,289
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		145	145,059
6.000%	02/01/31		145	146,604
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		481	467,388
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		319	$324,958
6.500%	06/30/27		325	334,033
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		1,180	1,094,087
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		5,785	5,825,431
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		45	45,620
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.933%(s)	10/10/36		690	370,190
5.550%	03/15/26		545	578,872
5.875%	09/01/25		50	53,134
6.450%	09/15/36		5	5,876
6.625%	09/01/30(a)		415	476,236
6.950%	07/01/24		390	418,683
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26		330	349,989
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		205	243,572
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		1,719	1,793,897
5.750%	02/01/29		101	104,916
6.250%	03/17/24		5	5,262
6.625%	01/16/34	GBP	1,940	2,556,995
6.900%	03/19/49		355	353,868
7.250%	03/17/44		625	652,744
7.375%	01/17/27		312	347,932
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	540	734,475
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26(a)		385	375,888
4.750%	02/26/29	EUR	2,225	2,281,006
5.350%	02/12/28		222	211,345
5.950%	01/28/31		84	77,581
6.350%	02/12/48(a)		614	483,707
6.375%	01/23/45		572	457,226
6.490%	01/23/27(a)		1,444	1,464,855
6.500%	03/13/27		1,058	1,074,096
6.500%	01/23/29(a)		595	590,268
6.625%	06/15/35		49	43,944
6.840%	01/23/30(a)		592	588,239
6.875%	10/16/25		48	50,294
7.690%	01/23/50		815	712,468
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	325	360,323
4.875%	02/21/28	EUR	3,940	4,145,825

A36

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.125%	03/15/23	EUR	110	$124,285
Gtd. Notes, MTN
4.625%	09/21/23		1,340	1,354,551
6.750%	09/21/47		175	142,308
6.875%	08/04/26		445	465,279
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		200	186,692
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.150%	01/15/31		3,420	3,079,194
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		435	405,635
3.125%	07/12/41		215	196,642
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,975	2,000,633
5.000%	03/15/23		265	267,206
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		5,365	5,035,320
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		833	762,682
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		50	44,958
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		299	307,050
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes
2.300%	01/08/31		500	452,945
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43		459	433,892
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	925	938,861
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	700	655,524
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	500	479,687
				80,294,064
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41		495	558,690
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28	EUR	645	$658,190
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29	EUR	105	103,562
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)		350	321,807
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		750	696,989
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28	EUR	6,200	6,384,530
				8,165,078
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25		460	469,480
4.050%	11/21/39		12,733	13,134,967
4.250%	11/21/49		286	298,421
4.500%	05/14/35		1,265	1,360,277
4.700%	05/14/45		650	708,289
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)		300	299,123
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		125	102,928
5.000%	02/15/29		646	503,392
5.250%	01/30/30		2,430	1,913,060
5.250%	02/15/31		541	421,244
6.250%	02/15/29		2,930	2,420,582
7.250%	05/30/29		1,230	1,050,033
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		700	712,769
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42		245	242,612
3.700%	03/15/52		90	90,552
3.900%	03/15/62		30	30,306
4.125%	06/15/39		125	133,923
4.250%	10/26/49		97	106,179
4.625%	05/15/44		250	284,326
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27		630	635,433
4.375%	10/15/28		5,520	5,806,165
Sr. Unsec’d. Notes
3.200%	03/15/40		790	718,572
3.400%	03/15/50		640	577,791
3.400%	03/15/51		2,580	2,332,094

A37

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	7,460	$6,334,104
3.250%	08/15/29	1,545	1,528,108
4.125%	04/01/40	45	45,657
5.125%	07/20/45	235	265,930
5.300%	12/05/43	80	92,484
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28	90	51,308
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	225	214,380
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,880	1,858,652
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	7,725	6,696,760
4.000%	06/22/50	325	274,395
			51,714,296
Pipelines — 0.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	1,700	1,697,802
7.875%	05/15/26	500	541,281
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	30	31,136
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	470	448,817
4.387%	11/30/46	200	187,699
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	935	911,369
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(a)(oo)	965	950,849
Sr. Unsec’d. Notes
4.950%	06/15/28	360	377,890
5.400%	10/01/47	2,475	2,584,502
6.000%	06/15/48	2,340	2,601,284
6.250%	04/15/49	640	734,097
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30(a)	375	360,168
3.125%	07/31/29	389	382,391
3.300%	02/15/53	45	38,481
5.950%	02/01/41	200	237,426
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	2,460	2,178,541
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes
2.160%	03/31/34	384	354,341
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	385	$354,341
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	775	643,031
5.050%	02/15/46	3,430	3,638,136
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	945	893,011
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22	162	163,425
4.125%	03/01/27	381	390,238
4.500%	04/15/38	320	326,103
4.875%	06/01/25	665	689,401
4.950%	03/14/52	1,325	1,380,040
5.200%	03/01/47	2,600	2,802,846
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	430	500,225
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	2,204	2,137,792
5.200%	07/15/48	2,270	2,426,224
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30	520	509,163
4.700%	06/15/44	1,675	1,573,293
5.150%	06/01/42	1,081	1,054,165
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	621	602,577
7.500%	10/01/25	335	353,133
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	40	38,906
4.125%	08/15/31	40	39,268
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.600%	02/01/25	45	44,693
4.550%	02/01/30(a)	745	744,607
5.300%	03/01/48	45	44,618
5.450%	04/01/44	245	248,573
5.750%	02/01/50	25	24,521
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	745	737,162
3.500%	10/15/51	890	778,865
3.750%	06/15/27	214	216,701
4.500%	11/15/23	3	3,064
4.550%	06/24/24	437	449,132
4.850%	03/01/48	20	21,351
4.900%	01/15/45	240	250,873
5.100%	09/15/45	215	231,847
5.400%	03/04/44	250	275,196
			39,204,595

A38

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate — 0.1%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,400	$1,529,278
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	1,155	1,125,496
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	1,385	1,544,503
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		2,605	2,613,476
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,385	1,472,272
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	183,451
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	300,876
3.200%	08/14/27	CNH	7,000	1,069,025
Vonovia SE (Germany),
Sr. Unsec’d. Notes
1.000%	06/16/33	EUR	300	286,808
				10,125,185
Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	381	395,907
3.000%	06/15/23		2,175	2,183,638
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		70	61,947
4.050%	07/01/30		3,551	3,561,952
4.125%	05/15/29		1,200	1,228,953
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31		2,770	2,473,736
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31		3,780	3,403,929
2.900%	12/01/33		575	504,806
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	1,385	1,433,995
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	428,582
Sr. Unsec’d. Notes
4.750%	02/15/28		2,184	1,984,411
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		930	902,505
5.375%	04/15/26		4,040	4,217,905
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30		355	$341,209
Kimco Realty Corp.,
Sr. Unsec’d. Notes
1.900%	03/01/28		470	426,241
2.700%	10/01/30		1,220	1,142,804
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		565	568,860
4.500%	01/15/28		435	439,308
5.625%	05/01/24		30	30,903
5.750%	02/01/27		30	31,821
Gtd. Notes, 144A
4.625%	06/15/25		310	313,332
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	1,175	1,212,960
3.325%	03/24/25	EUR	2,730	3,126,413
3.692%	06/05/28	GBP	397	507,163
4.625%	08/01/29		365	361,267
5.000%	10/15/27		25	25,434
Realty Income Corp.,
Sr. Unsec’d. Notes
3.100%	12/15/29		4,830	4,711,079
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32		1,092	985,111
3.400%	01/15/30		3,140	3,027,397
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		975	930,769
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31		820	739,819
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		3,175	3,300,245
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)		255	251,149
4.125%	08/15/30		20	19,334
4.250%	12/01/26		140	139,553
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31		6,900	6,436,392
3.100%	01/15/30		1,270	1,225,529
4.125%	03/15/29(a)		665	687,295
4.800%	11/20/28	GBP	925	1,343,366
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		3,155	2,705,440
				57,812,459

A39

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		659	$625,068
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		580	580,676
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28		1,085	1,125,645
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	674	725,417
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	6,095	6,725,737
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	376,464
3.875%	10/01/31(a)		425	370,970
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		260	260,026
JSM Global Sarl (Brazil),
Gtd. Notes, 144A
4.750%	10/20/30		325	285,351
Sally Holdings LLC/Sally Capital, Inc.,
Sec’d. Notes, 144A
8.750%	04/30/25		2,135	2,231,180
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		150	136,538
				13,443,072
Savings & Loans — 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		440	442,913
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		354	318,715
2.600%	02/15/33		1,385	1,204,252
3.500%	02/15/41		5,585	4,985,181
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		1,450	1,474,186
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.703%	04/15/32		10	9,075
4.663%	02/15/30		175	184,105
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.400%	05/01/30		180	175,169
				8,350,683
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software — 0.1%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51		227	$189,574
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29		6,015	5,919,166
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		338	316,187
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22		1,386	1,386,640
2.875%	03/25/31		205	187,074
3.600%	04/01/50		203	168,240
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.950%	07/15/31		123	112,352
2.700%	07/15/41		49	43,429
2.900%	07/15/51		42	37,496
3.050%	07/15/61		100	88,605
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27		620	621,267
3.700%	04/01/29		45	45,073
				9,115,103
Telecommunications — 0.6%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		505	520,534
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	857	954,948
1.700%	03/25/26		720	683,050
2.550%	12/01/33		155	137,881
3.000%	06/30/22		2,150	2,152,785
3.500%	06/01/41		2,745	2,527,672
3.500%	09/15/53		245	216,621
3.550%	09/15/55		1,020	894,769
3.650%	09/15/59		8,035	7,060,087
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)		330	312,436
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25		259	257,644
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		510	507,874
8.750%	05/25/24		135	134,444
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		2,225	2,072,310
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		300	272,325

A40

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,950	$2,184,951
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		105	98,858
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23		2,450	2,412,691
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		200	187,420
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	900	1,003,092
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32	EUR	400	444,817
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	74,065
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22		50	51,178
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		355	389,609
7.625%	03/01/26		25	28,233
7.875%	09/15/23		3,135	3,332,725
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	47,128
2.625%	02/15/29		380	346,998
2.875%	02/15/31		371	334,586
4.750%	02/01/28		35	35,569
Sr. Sec’d. Notes
2.550%	02/15/31		12,865	11,666,459
3.000%	02/15/41		200	168,975
3.875%	04/15/30		1,925	1,933,085
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32	EUR	514	523,531
2.550%	03/21/31		400	371,647
2.650%	11/20/40		305	259,373
3.400%	03/22/41		7,145	6,724,501
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	5,875	5,980,419
				57,305,290
Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.450%	12/02/31		95	88,104
3.000%	12/02/41		50	45,133
3.100%	12/02/51		20	17,785
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,000	$1,413,335
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)		800	758,736
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	850	738,459
3.638%	06/20/22	CHF	500	485,486
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	500	497,545
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	500	533,229
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31	GBP	800	52,546
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		130	115,359
				4,745,717
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		324	325,363
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		238	227,299
3.250%	06/01/51		146	133,201
3.450%	05/01/50		37	34,835
				395,335

Total Corporate Bonds (cost $1,179,214,860)				1,061,691,271
Municipal Bonds — 0.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32		80	83,281
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		310	364,232
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		1,095	1,558,836
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39		430	536,380

A41

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	855	$1,028,003
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31	300	348,324
6.548%	05/15/48	160	218,628
State of California,
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	60	89,193
University of California,
Taxable, Revenue Bonds, Series A
4.767%	05/15/2115	12	13,309
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	485	444,305
1.614%	05/15/30	470	412,891
			4,649,869
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	120	160,749
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,070	2,110,049
General Obligation Unlimited, Taxable
5.100%	06/01/33	170	180,592
			2,451,390
Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	280	353,488
Michigan — 0.1%
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	745	711,737
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	2,210	2,163,225
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	3,750	4,028,540
			6,903,502
Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	50	66,372
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	820	1,167,872
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	205	299,739
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey (cont’d.)
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	290	$350,006
			1,817,617
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	160	186,233
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	250	331,478
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	165	190,871
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs, Series ST
5.770%	03/15/39	705	792,989
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds
4.031%	09/01/48	150	155,340
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	325	384,217
Revenue Bonds
4.458%	10/01/62	345	385,489
			2,426,617
North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.058%(c)	07/25/36	1,644	1,638,722
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	60	62,644
4.800%	06/01/2111	820	930,406
			993,050
Pennsylvania — 0.0%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	70	61,024
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	80	107,320
Revenue Bonds, BABs, Series B
5.511%	12/01/45	360	469,276
			637,620
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
Revenue Bonds, Series C
—%	11/01/43	750	403,125

A42

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	55	$69,507
Taxable, Revenue Bonds
4.427%	02/01/42	370	401,255
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	300	265,096
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	335	343,185
			1,079,043
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	510	505,788

Total Municipal Bonds (cost $26,359,462)			24,373,716
Residential Mortgage-Backed Securities — 1.1%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.647%(c)	03/27/36	120	119,494
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.587%(c)	02/27/37	157	155,446
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
2.326%(c)	09/26/45	56	55,955
Bellemeade Re Ltd. (Bermuda),
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.207%(c)	03/25/29	329	329,105
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.907%(c)	04/25/29	168	167,749
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.057%(c)	07/25/29	1,791	1,789,190
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.457%(c)	10/25/29	968	967,692
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.957%(c)	10/25/29	166	163,645
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.457%(c)	08/26/30	115	115,603
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
4.157%(c)	10/25/30	475	482,160
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
4.057%(c)	06/25/30	3,279	$3,282,275
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
1.599%(c)	06/25/31	206	200,981
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
1.499%(c)	09/25/31	300	291,563
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.249%(c)	01/26/32	850	846,602
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
3.799%(c)	01/26/32	2,040	1,959,502
BVRT Financing Trust,
Series 2021-04, Class F, 144A, SOFR + 2.000%
2.050%(c)	09/12/26	5,362	5,362,246
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
3.195%(c)	08/29/22	2,871	2,854,105
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
2.887%(cc)	09/25/47	96	91,653
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
4.807%(c)	04/25/31	700	707,015
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.857%(c)	04/25/31	48	47,949
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.757%(c)	08/25/31	95	94,709
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.607%(c)	09/25/31	252	252,260
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.557%(c)	06/25/39	7	6,595
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.557%(c)	10/25/39	43	43,160
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.507%(c)	01/25/40	451	450,122
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.457%(c)	01/25/40	215	214,545
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
3.199%(c)	10/25/41	1,220	1,122,491
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
1.649%(c)	10/25/41	340	328,466

A43

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)
4.599%(c)	01/25/42	620	$585,049
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
6.349%(c)	03/25/42	655	670,482
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	289	282,941
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.157%(c)	11/25/28	227	226,693
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.257%(c)	04/25/29	493	490,203
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.757%(c)	04/25/29	1,500	1,501,475
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.249%(c)	10/25/33	534	532,691
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.799%(c)	10/25/33	825	829,002
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
1.649%(c)	04/25/34	2,630	2,615,234
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
3.549%(c)	04/25/34	1,370	1,302,038
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.857%(c)	05/25/30	330	334,012
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.707%(c)	07/25/30	680	685,178
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.607%(c)	10/25/30	82	81,716
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
3.399%(c)	11/25/41	620	575,017
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.099%(c)	11/25/41	470	448,312
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.757%(c)	10/25/27	211	214,176
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.099%(c)	11/25/50	1,575	1,535,597
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
3.749%(c)	11/25/41	1,155	$1,093,465
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
2.757%(c)	01/25/50	618	590,387
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.157%(c)	01/25/50	432	431,814
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.307%(c)	02/25/50	1,487	1,483,282
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.557%(c)	06/25/50	929	961,338
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.457%(c)	08/25/50	515	540,825
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
4.207%(c)	08/25/50	314	314,080
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.899%(c)	10/25/50	220	223,303
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.899%(c)	10/25/50	222	222,832
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
4.057%(c)	07/25/50	219	219,125
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.707%(c)	09/25/50	105	107,364
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.607%(c)	09/25/50	105	105,421
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
2.749%(c)	01/25/51	45	39,848
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
1.899%(c)	01/25/51	589	577,150
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
3.599%(c)	10/25/33	804	752,244
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
3.499%(c)	10/25/41	1,730	1,596,035
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.099%(c)	08/25/33	619	538,990
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.249%(c)	12/25/33	145	123,236

A44

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
2.149%(c)	12/25/33	5,465	$5,143,637
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
3.449%(c)	09/25/41	3,230	2,882,118
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.199%(c)	09/25/41	430	403,328
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
3.849%(c)	12/25/41	440	395,470
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
2.449%(c)	12/25/41	1,100	1,033,846
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
1.949%(c)	01/25/42	2,340	2,205,581
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.557%(c)	09/25/48	555	556,990
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.407%(c)	10/25/49	27	27,111
Freddie Mac REMICS,
Series 4194, Class BI, IO
3.500%	04/15/43	80	12,862
Series 4646, Class HV
3.500%	11/15/36	213	213,912
Series 4910, Class MI, IO
4.000%	08/25/49	125	18,946
Series 5020, Class IH, IO
3.000%	08/25/50	498	85,093
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	1,188	1,155,672
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	950	950,756
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.597%(c)	01/26/37	42	41,799
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.597%(c)	10/26/36	537	526,937
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.107%(c)	05/25/29	112	112,222
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.707%(c)	10/25/30	309	309,297
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	435	$434,429
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59	3,918	3,915,383
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	695	688,769
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	447	444,175
Loan Revolving Advance Investment Trust,
Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.840%(c)	06/30/23	7,300	7,229,352
MRA Issuance Trust,
Series 2021-09, 144A, 1 Month LIBOR + 1.300%
1.531%(c)	07/15/22	8,200	8,200,000
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.981%(c)	03/31/23	1,249	1,247,156
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
2.007%(c)	07/25/28	39	39,194
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.857%(c)	07/25/29	33	32,714
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
4.057%(c)	10/25/30	101	100,916
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
1.699%(c)	04/25/34	600	594,603
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
2.999%(c)	04/25/34	1,400	1,342,456
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
1.107%(c)	06/25/57	209	206,680
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
4.260%(c)	12/25/22	1,942	1,937,668
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.357%(c)	02/27/24	6,602	6,634,498
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.307%(c)	02/25/23	431	429,141
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.107%(c)	08/25/25	526	520,808

A45

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Radnor Re Ltd. (Bermuda),
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.207%(c)	06/25/29		1,255	$1,253,281
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)
1.799%(c)	12/27/33		3,474	3,409,838
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
1.949%(c)	11/25/31		1,060	1,052,095
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
3.799%(c)	11/25/31		1,200	1,163,860
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
1.453%(c)	07/30/75	EUR	1,526	1,681,870
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.457%(c)	10/25/59		338	336,999
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68		4,431	4,371,220

Total Residential Mortgage-Backed Securities (cost $111,334,142)				108,675,515
Sovereign Bonds — 3.0%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	1,030,989
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	326	235,161
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	474	334,851
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	2,153	1,532,712
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	4,079	2,817,450
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	3,698	2,525,233
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	235	313,461
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	511,624
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		4,878	4,936,807
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	360	312,715
Bundesobligation (Germany),
Bonds, Series 184
0.000%	10/09/26	EUR	1,400	1,525,712
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	08/15/31	EUR	2,009	$2,118,651
0.000%	05/15/36	EUR	2,363	2,387,936
Bonds, Series G
0.000%	08/15/50	EUR	92	85,713
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	3,100	3,431,397
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	06/15/27	CAD	575	451,250
Canadian Government Bond (Canada),
Bonds
0.250%	04/01/24	CAD	2,355	1,810,403
0.250%	03/01/26	CAD	2,527	1,861,807
0.500%	12/01/30	CAD	1,716	1,170,838
2.000%	12/01/51	CAD	1,509	1,109,900
4.000%	06/01/41	CAD	254	250,762
Bonds, Series 0001
1.250%	06/01/30	CAD	655	480,180
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	07/27/33		875	797,895
2.750%	01/31/27		200	195,869
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	2,151,498
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,400	1,396,885
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	4,130	4,757,592
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	300	311,238
1.125%	03/04/33	EUR	200	196,879
1.500%	06/17/31	EUR	1,700	1,768,665
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,895	2,748,844
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	15,520	649,606
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	2,226	524,809
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.500%	04/15/30	EUR	1,039	1,424,251
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		230	211,721
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		465	421,723
5.500%	02/22/29		1,915	1,897,761

A46

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
5.950%	01/25/27		207	$212,794
6.000%	07/19/28		351	357,009
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	140	142,854
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	565	612,125
0.400%	01/26/26	EUR	520	570,287
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	1,078	1,226,257
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	360	393,221
0.000%	12/15/26	EUR	730	780,250
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	1,383	1,495,783
0.000%	04/22/31	EUR	285	287,612
0.000%	07/04/35	EUR	920	869,029
0.700%	07/06/51	EUR	434	413,548
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
4.150%	06/18/27	CNH	1,000	163,256
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31		600	516,970
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	299	283,831
0.875%	09/15/25	EUR	494	557,272
French Republic Government Bond OAT (France),
Bonds
0.000%	03/25/23	EUR	2,229	2,475,703
0.000%	02/25/26	EUR	182	197,995
0.000%	11/25/31	EUR	5,066	5,125,320
Bonds, Series OATe, 144A
0.100%	07/25/31	EUR	934	1,223,457
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	240	273,614
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	4,620	4,368,427
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	7,000	7,006,541
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	125	162,691
Hungary Government Bond (Hungary),
Bonds, Series 30/A
3.000%	08/21/30	HUF	89,750	216,637
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	2,580	2,713,869
1.750%	06/05/35	EUR	110	113,915
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	3,140	$3,282,386
1.100%	03/12/33	EUR	1,035	996,572
1.450%	09/18/26	EUR	396	429,942
1.750%	04/24/25	EUR	1,280	1,423,080
3.050%	03/12/51		400	363,062
3.375%	07/30/25	EUR	1,149	1,340,991
3.550%	03/31/32		200	205,342
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47		432	491,139
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		591	656,639
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	4,070	4,873,447
3.850%	07/18/27		500	521,013
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	21,081,000	1,445,764
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.100%	05/15/29	EUR	597	675,414
1.500%	05/15/50	EUR	132	148,292
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	500	862,155
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	2,736	868,655
Bonds, Series 0330
1.000%	03/31/30	ILS	255	74,010
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, 144A
2.800%	03/01/67	EUR	415	464,684
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	1,173	1,290,967
0.000%	08/15/24	EUR	1,381	1,506,120
0.000%	04/01/26	EUR	5,384	5,695,877
0.950%	09/15/27	EUR	6,700	7,241,935
Sr. Unsec’d. Notes, 144A
0.600%	08/01/31	EUR	9,305	9,107,656
0.950%	12/01/31	EUR	2,266	2,281,007
0.950%	03/01/37	EUR	620	579,788
1.500%	04/30/45	EUR	345	325,017
1.700%	09/01/51	EUR	143	134,847
3.100%	03/01/40	EUR	1,148	1,420,031
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.875%	10/17/31	EUR	352	360,717
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		428	418,932
2.625%	04/20/22		480	480,403
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	195,950	1,366,436

A47

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan Government Ten Year Bond (Japan),
Bonds, Series 325
0.800%	09/20/22	JPY	1,031,950	$8,511,597
Bonds, Series 337
0.300%	12/20/24	JPY	1,133,100	9,392,716
Bonds, Series 354
0.100%	03/20/29	JPY	1,733,100	14,248,736
Bonds, Series 361
0.100%	12/20/30	JPY	473,400	3,862,851
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	553,000	5,812,154
Bonds, Series 38
1.800%	03/20/43	JPY	68,050	676,344
Bonds, Series 51
0.300%	06/20/46	JPY	312,950	2,286,659
Bonds, Series 56
0.800%	09/20/47	JPY	429,050	3,498,388
Bonds, Series 65
0.400%	12/20/49	JPY	59,850	431,944
Japan Government Twenty Year Bond (Japan),
Bonds, Series 145
1.700%	06/20/33	JPY	90,900	864,020
Bonds, Series 157
0.200%	06/20/36	JPY	502,550	3,995,766
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	670	565,705
1.550%	11/09/23	EUR	1,790	1,949,390
2.375%	11/09/28	EUR	1,135	1,148,139
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	382	626,322
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	544	582,999
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	795	822,463
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	355	378,829
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A
8.875%	12/01/24		310	356,422
Korea Treasury Bond (South Korea),
Bonds, Series 4009
1.500%	09/10/40	KRW	880,360	578,830
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	931,590	746,139
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	2,714,770	2,111,079
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,083,960	824,675
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	904,170	606,313
Malaysia Government Bond (Malaysia),
Bonds, Series 0307
3.502%	05/31/27	MYR	7,127	1,690,095
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Mexican Bonos (Mexico),
Bonds, Series M20
7.500%	06/03/27	MXN	14,817	$718,436
Sr. Unsec’d. Notes, Series M
8.000%	12/07/23	MXN	17,420	871,888
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,065	2,041,979
2.250%	08/12/36	EUR	500	481,849
2.659%	05/24/31		990	901,089
3.500%	02/12/34		265	246,665
3.771%	05/24/61		300	243,047
4.500%	01/31/50(a)		211	199,374
4.600%	02/10/48		257	245,326
4.750%	04/27/32(a)		906	961,798
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		270	306,792
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	695	752,291
0.000%	07/15/31	EUR	421	436,989
0.000%	01/15/38	EUR	2,064	1,983,278
0.000%	01/15/52	EUR	294	254,739
New Zealand Government Bond (New Zealand),
Bonds, Series 0437
2.750%	04/15/37	NZD	490	316,647
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	5,134	3,181,987
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		203	191,297
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	2,664	270,113
Sr. Unsec’d. Notes, Series 484, 144A
2.125%	05/18/32	NOK	7,815	858,209
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28		236	241,261
4.500%	04/01/56		202	198,272
6.700%	01/26/36		465	574,913
Sr. Unsub. Notes
2.252%	09/29/32(a)		413	365,672
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	740	176,641
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,805	1,728,150
2.392%	01/23/26		40	38,902
2.750%	01/30/26	EUR	1,805	2,094,951
2.783%	01/23/31		1,420	1,340,462
4.125%	08/25/27		125	129,935
6.550%	03/14/37		20	25,346
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	155	165,114

A48

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
0.700%	02/03/29	EUR	1,035	$1,051,850
1.200%	04/28/33	EUR	795	782,488
1.750%	04/28/41	EUR	280	263,411
1.950%	01/06/32		200	181,302
3.000%	02/01/28		232	232,833
3.950%	01/20/40		300	300,021
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	318	323,180
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	655	720,012
1.000%	04/12/52	EUR	4,135	3,542,073
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	810	644,252
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	324	303,894
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		664	658,211
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	4,139	5,013,026
Unsec’d. Notes
3.450%	06/02/45	CAD	1,369	1,115,935
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27(a)		640	641,787
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29		275	359,737
Unsec’d. Notes
3.000%	09/01/23	CAD	5,938	4,801,006
3.500%	12/01/45	CAD	582	479,629
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		300	336,929
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		1,015	1,083,521
4.817%	03/14/49		484	574,757
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	528	613,076
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	583	652,756
0.750%	03/20/51	EUR	199	197,613
0.850%	06/30/2120	EUR	333	237,880
2.400%	05/23/34	EUR	684	877,666
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	189,042
4.000%	10/17/49(a)		470	451,394
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,711	2,639,724
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		5,380	6,110,010
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Republic of Poland Government Bond (Poland),
Bonds, Series 0726
2.500%	07/25/26	PLN	2,634	$554,298
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		220	212,347
4.850%	09/30/29		214	209,189
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	120	130,026
Sr. Unsec’d. Notes
3.000%	02/14/31		186	172,043
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		40	36,999
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	20	18,380
2.375%	04/19/27	EUR	410	443,185
3.500%	04/03/34	EUR	110	110,346
3.875%	10/29/35	EUR	725	751,668
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	35	37,706
3.375%	01/28/50	EUR	130	115,661
3.875%	10/29/35	EUR	225	233,276
4.125%	03/11/39	EUR	720	744,045
4.375%	08/22/23		438	447,525
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	39	33,165
3.000%	02/27/27		318	308,847
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
1.850%	11/20/32	EUR	2,600	460,200
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	800	817,490
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		800	736,673
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,600	1,625,039
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	231	217,474
3.125%	05/15/27	EUR	6,010	6,475,017
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	145	125,902
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27	SGD	1,408	1,097,021
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	131	185,517
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	2,070	2,279,801
0.000%	01/31/26	EUR	2,953	3,183,515
Sr. Unsec’d. Notes, 144A
0.500%	10/31/31	EUR	938	958,283
0.850%	07/30/37	EUR	309	301,567

A49

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
1.000%	10/31/50(k)	EUR	5,200	$4,565,891
1.200%	10/31/40	EUR	300	299,409
1.500%	04/30/27	EUR	226	257,924
1.900%	10/31/52	EUR	790	837,304
2.900%	10/31/46	EUR	141	187,810
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	681	798,776
States of Guernsey Bond (Guernsey),
Sr. Unsec’d. Notes
3.375%	12/12/46	GBP	200	305,221
Sweden Government Bond (Sweden),
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	8,555	827,163
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	251	309,101
3.250%	06/27/27	CHF	709	886,871
3.500%	04/08/33	CHF	427	601,847
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44	THB	18,117	653,825
Sr. Unsec’d. Notes
4.875%	06/22/29	THB	6,604	234,129
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30	EUR	105	47,624
6.750%	06/20/26	EUR	5,165	2,285,512
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,525	691,683
7.253%	03/15/33		232	95,700
7.750%	09/01/22(a)		700	416,500
8.994%	02/01/24		823	362,120
9.750%	11/01/28		512	215,040
United Kingdom Gilt (United Kingdom),
Bonds
0.250%	07/31/31	GBP	421	489,352
0.375%	10/22/26	GBP	1,203	1,505,572
0.500%	10/22/61	GBP	527	467,349
0.625%	07/31/35	GBP	1,945	2,205,348
0.875%	10/22/29	GBP	2,248	2,825,632
1.250%	07/31/51	GBP	1,872	2,175,177
1.500%	07/22/47	GBP	783	968,011
2.500%	07/22/65	GBP	202	338,478
4.250%	12/07/46	GBP	678	1,322,801
Unsec’d. Notes
1.125%	01/31/39	GBP	334	394,608
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		100	106,129
4.375%	01/23/31		110	119,591
4.975%	04/20/55(a)		260	304,666
5.100%	06/18/50		20	23,701

Total Sovereign Bonds (cost $361,593,118)				310,422,447
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 0.9%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51	323	$288,788
2.000%	12/01/35	894	868,985
2.000%	03/01/51	69	63,933
2.500%	06/01/30	88	87,316
2.500%	07/01/30	43	42,524
2.500%	11/01/35	94	92,989
2.500%	01/01/51	840	803,231
2.500%	05/01/51	527	504,944
2.500%	08/01/51	200	191,115
2.500%	09/01/51	342	327,070
3.000%	06/01/30	24	23,790
3.000%	09/01/35	75	75,079
3.000%	01/01/37	50	49,704
3.000%	02/01/37	78	78,031
3.000%	05/01/45	89	88,253
3.000%	08/01/46	225	223,273
3.000%	09/01/46	936	930,427
3.000%	02/01/47	150	149,156
3.500%	10/01/30	23	23,449
3.500%	08/01/42	98	100,657
3.500%	09/01/42	51	51,928
3.500%	01/01/44	97	99,083
3.500%	07/01/45	105	106,811
3.500%	09/01/47	348	353,036
3.500%	11/01/47	641	648,416
3.500%	03/01/48	514	520,752
4.000%	01/01/33	175	183,509
4.000%	09/01/40	259	270,980
4.000%	11/01/40	183	190,608
4.000%	12/01/40	149	155,899
4.000%	06/01/42	46	47,728
4.000%	09/01/44	86	89,395
4.000%	04/01/45	25	25,971
4.000%	05/01/45	64	66,350
4.000%	02/01/46	271	282,645
4.000%	05/01/46	80	82,804
4.000%	01/01/47	107	111,690
4.000%	07/01/48	305	312,696
4.500%	12/01/34	24	25,837
4.500%	12/01/40	89	94,664
4.500%	03/01/41	124	132,465
4.500%	07/01/41	35	37,552
4.500%	07/01/41	162	170,815
4.500%	03/01/42	156	166,197
4.500%	03/01/44	45	47,753
4.500%	06/01/44	114	120,821
4.500%	12/01/45	87	92,760
5.000%	05/01/38	131	142,304
5.000%	02/01/42	123	132,756
5.500%	08/01/40	8	9,251
5.500%	06/01/41	43	47,261
5.500%	09/01/41	179	197,120
6.250%	07/15/32(k)	455	603,371
6.750%	03/15/31(k)	1,900	2,525,891
Federal Home Loan Mortgage Corp., MTN
1.865%(s)	12/14/29(k)	706	571,522

A50

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal National Mortgage Assoc.
1.500%	11/01/41	318	$287,837
2.000%	04/01/30	11	10,343
2.000%	07/01/30	49	48,121
2.000%	04/01/31	37	36,237
2.000%	09/01/36	720	700,346
2.000%	11/01/36	192	186,215
2.000%	06/01/40	139	130,122
2.000%	11/01/40	28	25,846
2.000%	12/01/40	242	227,592
2.000%	11/01/41	1,021	958,510
2.000%	07/01/50	166	154,483
2.000%	02/01/51	529	492,674
2.000%	03/01/51	150	139,587
2.000%	03/01/51	177	165,223
2.000%	03/01/51	203	188,576
2.000%	05/01/51	1,711	1,592,401
2.000%	05/01/51	3,111	2,893,413
2.000%	07/01/51	933	867,268
2.000%	08/01/51	5,587	5,201,458
2.000%	02/01/52	685	636,806
2.500%	05/01/30	9	9,374
2.500%	05/01/30	61	60,224
2.500%	06/01/30	22	22,215
2.500%	07/01/30	48	47,899
2.500%	07/01/30	58	57,780
2.500%	07/01/30	61	60,511
2.500%	07/01/32	197	195,554
2.500%	05/01/36	800	791,941
2.500%	04/01/37	447	431,350
2.500%	04/01/45	10	9,664
2.500%	09/01/46	10	9,812
2.500%	11/01/50	483	463,238
2.500%	05/01/51	1,797	1,720,055
2.500%	07/01/51	1,625	1,552,934
2.500%	09/01/51	841	805,374
2.500%	11/01/51	638	611,587
2.500%	12/01/51	346	330,300
2.500%	01/01/52	849	811,344
2.500%	02/01/52	766	731,842
2.500%	04/01/52	225	214,964
3.000%	TBA	7,000	6,846,875
3.000%	TBA	13,500	13,173,804
3.000%	06/01/30	72	72,514
3.000%	07/01/30	10	9,670
3.000%	07/01/30	49	49,908
3.000%	07/01/30	101	102,202
3.000%	09/01/30	52	52,547
3.000%	11/01/30	25	24,987
3.000%	03/01/31	83	83,778
3.000%	06/01/32	134	135,413
3.000%	07/01/33	79	79,677
3.000%	03/01/35	24	23,982
3.000%	09/01/35	42	41,898
3.000%	02/01/37	40	40,010
3.000%	11/01/43	450	449,096
3.000%	05/01/45	332	329,655
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	06/01/45	233	$231,484
3.000%	07/01/45	66	65,701
3.000%	08/01/45	208	206,559
3.000%	01/01/46	35	34,718
3.000%	04/01/46	316	314,743
3.000%	10/01/46	77	76,014
3.000%	10/01/46	112	110,906
3.000%	11/01/46	287	284,977
3.000%	12/01/46	119	118,501
3.000%	12/01/46	488	483,691
3.000%	12/01/47	446	445,482
3.000%	05/01/51	475	466,546
3.000%	11/01/51	332	325,241
3.500%	12/01/29	37	37,840
3.500%	05/01/30	28	28,676
3.500%	10/01/30	52	53,182
3.500%	01/01/35	9	9,581
3.500%	02/01/36	116	117,412
3.500%	02/01/37	36	36,425
3.500%	05/01/42	91	92,544
3.500%	07/01/42	166	169,645
3.500%	09/01/42	231	235,142
3.500%	09/01/42	1,247	1,272,067
3.500%	06/01/43	224	228,441
3.500%	02/01/47	165	167,071
3.500%	08/01/47	56	57,054
3.500%	09/01/47	249	252,153
3.500%	09/01/47	328	332,261
3.500%	01/01/48	761	771,382
3.500%	03/01/48	296	299,582
3.500%	04/01/48	484	490,036
3.500%	11/01/48	251	253,327
3.500%	09/01/57	524	531,700
3.500%	05/01/58	207	210,085
4.000%	04/01/35	39	40,263
4.000%	09/01/40	135	141,138
4.000%	03/01/41	96	100,185
4.000%	11/01/42	115	119,702
4.000%	06/01/44	50	51,657
4.000%	03/01/45	32	32,859
4.000%	01/01/46	97	100,745
4.000%	03/01/46	192	200,078
4.000%	04/01/47	110	113,603
4.000%	07/01/47	423	440,547
4.000%	09/01/47	135	139,308
4.000%	10/01/47	503	521,293
4.000%	11/01/47	129	134,050
4.000%	12/01/47	271	278,954
4.000%	10/01/48	219	226,079
4.000%	11/01/48	109	113,247
4.000%	02/01/49	335	345,712
4.500%	05/01/39	160	170,294
4.500%	03/01/40	8	8,747
4.500%	08/01/40	45	47,530
4.500%	12/01/40	224	238,793
4.500%	02/01/41	39	41,211
4.500%	06/01/41	113	119,593

A51

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	09/01/41	21	$22,050
4.500%	01/01/42	61	65,259
4.500%	01/01/43	61	64,545
4.500%	03/01/44	30	31,692
4.500%	06/01/44	8	8,140
4.500%	06/01/48	307	319,222
4.500%	01/01/51	251	268,144
5.000%	12/01/35	11	11,426
5.000%	05/01/38	65	70,213
5.500%	07/01/38	33	36,742
5.500%	05/01/39	44	48,171
5.500%	05/01/40	24	25,576
5.500%	07/01/41	58	64,203
5.500%	09/01/41	44	47,962
6.000%	02/01/36	25	28,178
6.000%	11/01/38	24	26,800
6.000%	09/01/39	56	62,735
6.000%	06/01/40	33	37,016
6.250%	05/15/29(k)	1,260	1,559,420
6.625%	11/15/30(k)	665	871,987
7.125%	01/15/30(k)	230	303,662
Freddie Mac Coupon Strips
2.058%(s)	07/15/32	245	176,897
Government National Mortgage Assoc.
2.000%	11/20/50	401	379,224
2.500%	01/20/47	50	48,205
2.500%	05/20/51	3,178	3,086,673
2.500%	09/20/51	435	422,589
2.500%	12/20/51	4,591	4,458,753
3.000%	11/20/43	213	212,892
3.000%	01/15/45	30	30,078
3.000%	03/15/45	31	30,921
3.000%	01/20/47	289	287,536
3.000%	06/20/47	443	441,719
3.000%	08/20/47	180	179,510
3.000%	07/20/51	427	422,882
3.000%	10/20/51	192	190,413
3.000%	12/20/51	295	292,303
3.500%	09/15/41	17	17,066
3.500%	11/15/41	10	10,013
3.500%	01/15/42	3	2,738
3.500%	02/15/42	12	12,026
3.500%	03/15/42	38	39,233
3.500%	05/15/42	13	12,821
3.500%	06/15/42	7	7,544
3.500%	07/15/42	4	4,322
3.500%	07/15/42	7	7,619
3.500%	07/15/42	18	18,867
3.500%	07/15/42	19	19,744
3.500%	01/15/43	8	8,550
3.500%	02/15/43	13	12,960
3.500%	04/15/43	37	36,961
3.500%	05/15/43	4	4,111
3.500%	05/20/43	344	353,366
3.500%	07/15/43	37	38,651
3.500%	12/15/43	54	55,967
3.500%	01/15/44	11	11,767
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	04/15/45	30	$30,740
3.500%	07/20/47	988	1,001,794
3.500%	08/20/47	233	236,650
3.500%	09/20/47	46	46,553
3.500%	11/20/47	36	37,022
3.500%	12/20/47	34	34,659
3.500%	03/20/48	126	128,145
3.500%	08/20/48	509	516,169
3.500%	09/20/48	863	875,537
4.000%	01/20/40	54	56,789
4.000%	10/20/40	44	46,661
4.000%	02/20/41	60	62,961
4.000%	03/15/44	62	65,084
4.000%	01/20/46	90	94,156
4.000%	02/20/46	31	32,471
4.000%	03/20/46	142	146,695
4.000%	12/20/46	222	228,653
4.000%	07/20/47	277	287,465
4.000%	12/20/47	196	202,938
4.000%	01/20/48	682	705,716
4.500%	05/20/40	140	148,733
4.500%	12/20/40	146	155,808
4.500%	10/15/41	36	38,400
4.500%	07/20/44	131	140,436
4.500%	04/20/45	151	161,845
4.500%	11/20/46	39	41,597
4.500%	08/20/48	177	183,215
5.000%	06/15/38	20	21,785
5.000%	06/15/39	34	37,429
5.000%	12/15/39	27	29,752
5.000%	10/20/42	9	10,111
5.000%	03/15/44	115	125,913
Tennessee Valley Authority Generic Strips, Bonds
2.152%(s)	09/15/30	770	584,739
2.339%(s)	03/15/33	175	123,952

Total U.S. Government Agency Obligations (cost $98,320,647)			93,612,785
U.S. Treasury Obligations — 2.9%
U.S. Treasury Bonds
1.375%	11/15/40	4,043	3,304,521
1.750%	08/15/41(h)(k)	31,531	27,308,802
1.875%	02/15/41	5,100	4,538,203
1.875%	02/15/51(k)	2,240	1,955,800
1.875%	11/15/51	265	232,041
2.000%	11/15/41(h)	34,800	31,483,125
2.000%	08/15/51	3,893	3,509,175
2.250%	05/15/41	26,495	25,000,516
2.375%	02/15/42	6,005	5,794,825
2.375%	05/15/51(h)(k)	330	323,297
2.750%	08/15/47(h)	19,865	20,578,898
2.875%	05/15/43	4,570	4,725,666
3.625%	08/15/43	16,980	19,686,188
3.750%	11/15/43	355	419,566
U.S. Treasury Notes
0.125%	06/30/22	125	124,863
0.125%	08/31/23	8,193	7,969,613

A52

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.125%	02/15/24	7,508	$7,210,026
0.250%	11/15/23	1,911	1,851,655
0.250%	09/30/25(k)	3,506	3,238,394
0.750%	08/31/26	4,891	4,533,728
0.875%	06/30/26(k)	45,045	42,071,326
1.250%	08/31/24	6,972	6,774,278
1.250%	06/30/28(k)	41,565	38,665,192
1.250%	08/15/31	9,243	8,403,909
1.375%	12/31/28	175	163,570
1.500%	11/30/24	613	597,100
1.500%	02/15/25	220	213,881
1.500%	11/30/28(h)(k)	5,580	5,256,534
1.625%	02/15/26	91	87,950
1.625%	10/31/26	946	910,525
1.750%	04/30/22	350	350,369
1.750%	07/15/22	870	872,617
1.750%	03/15/25	425	416,035
2.000%	02/15/25	3,258	3,211,930
2.125%	05/31/26	41	40,359
2.625%	12/31/25	168	168,564
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	855	570,512
1.961%(s)	11/15/40(k)	8,025	4,865,156
1.963%(s)	08/15/41(h)	10,650	6,280,588
2.015%(s)	11/15/41	55	32,102
2.044%(s)	08/15/42	30	17,087
2.056%(s)	11/15/43	430	237,172
2.056%(s)	02/15/45	80	42,750
2.068%(s)	05/15/43(k)	4,980	2,774,016
2.072%(s)	02/15/43	4,635	2,604,472
2.103%(s)	11/15/44	260	139,770
2.117%(s)	05/15/44(k)	1,665	905,864
2.121%(s)	08/15/44	835	452,042
2.125%(s)	05/15/45	870	463,445
2.125%(s)	08/15/45	320	169,513
U.S. Treasury Strips Principal
2.117%(s)	11/15/50	8,215	4,049,738

Total U.S. Treasury Obligations (cost $332,928,183)			305,597,268

Total Long-Term Investments (cost $8,448,727,531)			8,489,368,194

	Shares
Short-Term Investments — 20.1%
Affiliated Mutual Funds — 19.2%
PGIM Core Ultra Short Bond Fund(wd)	1,853,867,286	1,853,867,286
PGIM Institutional Money Market Fund (cost $137,328,278; includes $137,306,174 of cash collateral for securities on loan)(b)(wd)	137,455,088	137,331,378

Total Affiliated Mutual Funds (cost $1,991,195,564)		1,991,198,664

Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper(n) — 0.1%
CDP Financial, Inc.
0.952%	06/15/22	4,571	$4,563,328
Verizon Communications, Inc.
0.901%	05/09/22	4,500	4,495,184

Total Commercial Paper (cost $9,057,678)			9,058,512
Corporate Bond — 0.0%
Electric
Pacific Gas & Electric Co.,
First Mortgage, SOFR Index + 1.150%
1.338%(c)	11/14/22	195,000	194,647
(cost $195,011)
U.S. Treasury Obligation(k)(n) — 0.7%
U.S. Treasury Bills
0.391%	06/16/22	72,350	72,285,703
(cost $72,290,306)

	Shares
Unaffiliated Funds — 0.1%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (Institutional Shares)	1,678,001	1,678,001
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	10,467,175	10,467,175

Total Unaffiliated Funds (cost $12,145,176)		12,145,176
Options Purchased*~ — 0.0%
(cost $887,013)		666,841

Total Short-Term Investments (cost $2,085,770,748)		2,085,549,543

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.9% (cost $10,534,498,279)		10,574,917,737

Options Written*~ — (0.0)%
(premiums received $1,101,807)	(1,027,106)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.9% (cost $10,533,396,472)	10,573,890,631

Liabilities in excess of other assets(z) — (1.9)%	(199,308,298)

Net Assets — 100.0%	$10,374,582,333

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso

A53

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AEX	Amsterdam Stock Exchange
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SGMX	Sigma X MTF
SIBOR	Singapore Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
SWX	SIX Swiss Exchange
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TONAR	Tokyo Overnight Average Rate
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,562,252 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $131,783,381; cash collateral of $137,306,174 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

A54

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,569,139. The aggregate value of $2,318,529 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CHF	Call	Citibank, N.A.	09/02/22	1.05		—	EUR	167	$20,168
Currency Option NZD vs USD	Call	Bank of America, N.A.	04/19/22	0.72		—	NZD	275	16,724
Currency Option NZD vs USD	Call	JPMorgan Chase Bank, N.A.	05/09/22	0.73		—	NZD	140	10,553
Currency Option NZD vs USD	Call	Morgan Stanley & Co. International PLC	05/09/22	0.73		—	NZD	550	41,458
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	06/28/22	0.72		—	AUD	240	18,562
Currency Option EUR vs JPY	Put	Morgan Stanley & Co. International PLC	05/23/22	130.00		—	EUR	164	12,776
Currency Option NZD vs JPY	Put	JPMorgan Chase Bank, N.A.	05/23/22	80.00		—	NZD	260	14,761
Currency Option USD vs CAD	Put	Deutsche Bank AG	05/10/22	1.23		—		183	43,139
Currency Option USD vs JPY	Put	Bank of America, N.A.	06/29/22	116.00		—		181	15,494
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	09/29/22	115.00		—		362	34,752
Total OTC Traded (cost $205,797)									$228,387

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	24,190		$4
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	23,820		4
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	22,870		21
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	23,850		22
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	47,700		43
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	23,820		83
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	23,820		83
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	23,820		37,209
A55

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	24,190		$32,917
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	22,870		54,260
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	23,850		56,585
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	47,700		113,171
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	23,820		72,026
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	23,820		72,026
Total OTC Swaptions (cost $681,216)									$438,454
Total Options Purchased (cost $887,013)									$666,841
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs JPY	Call	Goldman Sachs International	04/20/22	89.05		—	AUD	1,255	$(25,105)
Currency Option AUD vs USD	Call	JPMorgan Chase Bank, N.A.	04/26/22	0.76		—	AUD	2,425	(8,777)
Currency Option EUR vs JPY	Call	Bank of America, N.A.	04/21/22	135.00		—	EUR	1,647	(16,956)
Currency Option EUR vs USD	Call	Goldman Sachs International	04/12/22	1.13		—	EUR	1,657	(2,312)
Currency Option EUR vs USD	Call	Barclays Bank PLC	04/13/22	1.12		—	EUR	828	(3,028)
Currency Option GBP vs USD	Call	JPMorgan Chase Bank, N.A.	05/02/22	1.33		—	GBP	1,379	(9,250)
Currency Option NZD vs JPY	Call	JPMorgan Chase Bank, N.A.	04/26/22	86.00		—	NZD	3,910	(14,733)
Currency Option USD vs CAD	Call	Goldman Sachs International	04/21/22	1.27		—		2,739	(5,741)
Currency Option USD vs MXN	Call	Bank of America, N.A.	04/07/22	21.75		—		928	(14)
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/26/22	20.50		—		1,818	(6,126)
Currency Option USD vs NOK	Call	Morgan Stanley & Co. International PLC	04/12/22	9.20		—		912	(675)
Currency Option USD vs NOK	Call	Barclays Bank PLC	04/21/22	8.90		—		1,826	(13,916)
Currency Option USD vs SEK	Call	Barclays Bank PLC	04/07/22	10.00		—		2,764	(280)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	04/12/22	15.50		—		2,745	(1,587)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	06/20/22	15.75		—		1,820	(17,637)
Currency Option AUD vs JPY	Put	Goldman Sachs International	04/20/22	85.45		—	AUD	1,255	(1,077)
Currency Option AUD vs USD	Put	Bank of America, N.A.	04/12/22	0.72		—	AUD	2,515	(1,338)
A56

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	04/13/22	0.72		—	AUD	1,265	$(439)
Currency Option AUD vs USD	Put	Deutsche Bank AG	04/20/22	0.74		—	AUD	3,700	(14,987)
Currency Option AUD vs USD	Put	Citibank, N.A.	04/28/22	0.75		—	AUD	1,205	(10,714)
Currency Option AUD vs USD	Put	Barclays Bank PLC	05/02/22	0.74		—	AUD	1,810	(11,637)
Currency Option CAD vs JPY	Put	Morgan Stanley & Co. International PLC	04/07/22	88.60		—	CAD	2,370	(44)
Currency Option CAD vs JPY	Put	JPMorgan Chase Bank, N.A.	04/21/22	92.70		—	CAD	4,605	(5,491)
Currency Option EUR vs USD	Put	Goldman Sachs International	04/12/22	1.08		—	EUR	1,657	(942)
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	04/20/22	1.09		—	EUR	1,640	(5,587)
Currency Option EUR vs USD	Put	JPMorgan Chase Bank, N.A.	04/28/22	1.11		—	EUR	2,447	(20,482)
Currency Option NZD vs JPY	Put	Morgan Stanley & Co. International PLC	04/26/22	83.00		—	NZD	3,910	(20,801)
Currency Option NZD vs USD	Put	Barclays Bank PLC	04/07/22	0.68		—	NZD	2,705	(769)
Currency Option NZD vs USD	Put	Barclays Bank PLC	04/12/22	0.69		—	NZD	4,035	(9,580)
Currency Option USD vs CHF	Put	Barclays Bank PLC	04/21/22	0.93		—		1,820	(18,558)
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	04/26/22	121.50		—		1,807	(18,092)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	04/12/22	20.65		—		2,737	(102,929)
Currency Option USD vs NOK	Put	JPMorgan Chase Bank, N.A.	04/12/22	8.80		—		1,817	(17,868)
Currency Option USD vs SEK	Put	Barclays Bank PLC	04/07/22	9.35		—		2,764	(14,663)
Total OTC Traded (premiums received $468,164)									$(402,135)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	24,190		$(45,628)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	23,820		(44,930)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	22,870		(50,731)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	23,850		(52,905)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	47,700		(105,811)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	23,820		(60,129)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	23,820		(60,129)
A57

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.93%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	23,820		$(15,976)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	1.00%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	24,190		(12,077)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	22,870		(26,238)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	23,850		(27,362)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	47,700		(54,725)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	23,820		(34,165)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	23,820		(34,165)
Total OTC Swaptions (premiums received $633,643)									$(624,971)
Total Options Written (premiums received $1,101,807)									$(1,027,106)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
652	2 Year U.S. Treasury Notes	Jun. 2022	$138,173,063	$(2,107,726)
5,419	5 Year U.S. Treasury Notes	Jun. 2022	621,491,563	(15,524,970)
98	10 Year Australian Treasury Bonds	Jun. 2022	9,294,497	(249,487)
26	10 Year Canadian Government Bonds	Jun. 2022	2,715,322	(76,272)
3	10 Year Japanese Bonds	Jun. 2022	3,689,009	(22,324)
95	10 Year U.K. Gilt	Jun. 2022	15,129,110	(209,492)
3,007	10 Year U.S. Treasury Notes	Jun. 2022	369,485,125	(5,139,065)
614	20 Year U.S. Treasury Bonds	Jun. 2022	92,138,375	(3,393,879)
1,019	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	180,490,375	(4,649,445)
10	Euro-BTP Italian Government Bond	Jun. 2022	1,530,054	(68,527)
11	Euro-OAT	Jun. 2022	1,843,687	(46,372)
2,176	MSCI EAFE Index	Jun. 2022	233,310,720	10,355,380
365	Russell 2000 E-Mini Index	Jun. 2022	37,711,800	1,682,694
2,778	S&P 500 E-Mini Index	Jun. 2022	629,321,175	46,739,367
				27,289,882
Short Positions:
3,146	2 Year U.S. Treasury Notes	Jun. 2022	666,706,222	8,152,694
6	5 Year Canadian Government Bonds	Jun. 2022	563,164	15,092
669	5 Year Euro-Bobl	Jun. 2022	95,366,870	1,672,431
442	10 Year Euro-Bund	Jun. 2022	77,578,790	2,016,090
34	10 Year U.S. Treasury Notes	Jun. 2022	4,177,750	(3,208)
351	10 Year U.S. Ultra Treasury Notes	Jun. 2022	47,549,531	1,388,298
215	20 Year U.S. Treasury Bonds	Jun. 2022	32,263,438	1,117,064
81	30 Year Euro Buxl	Jun. 2022	16,684,684	604,826
60	British Pound Currency	Jun. 2022	4,924,125	(5,154)
1,033	Euro Currency	Jun. 2022	143,315,838	(1,341,520)
767	Euro Schatz Index	Jun. 2022	93,957,955	642,671
A58

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
46	Euro-OAT	Jun. 2022	$7,709,965	$293,157
				14,552,441
				$41,842,323
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/06/22	Citibank, N.A.	AUD	1,265	$922,527	$946,659	$24,132	$—
Expiring 04/06/22	Citibank, N.A.	AUD	1,060	789,016	793,247	4,231	—
Expiring 04/06/22	Citibank, N.A.	AUD	620	453,745	463,974	10,229	—
Expiring 04/06/22	Deutsche Bank AG	AUD	3,670	2,751,120	2,746,431	—	(4,689)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	3,855	2,820,715	2,884,875	64,160	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,280	930,487	957,883	27,396	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,275	932,921	954,141	21,220	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,265	920,668	946,659	25,991	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,265	933,386	946,658	13,272	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,265	922,096	946,658	24,562	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,245	902,508	931,691	29,183	—
Expiring 04/19/22	HSBC Bank PLC	AUD	652	489,473	487,757	—	(1,716)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	907	646,000	678,686	32,686	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	901	637,000	673,995	36,995	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	AUD	330	239,908	247,277	7,369	—
Expiring 05/06/22	Bank of America, N.A.	AUD	2,415	1,812,631	1,808,014	—	(4,617)
Expiring 05/06/22	Citibank, N.A.	AUD	1,210	908,226	905,879	—	(2,347)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	AUD	655	492,078	490,372	—	(1,706)
Brazilian Real,
Expiring 04/04/22	Citibank, N.A.	BRL	13,510	2,628,302	2,834,105	205,803	—
Expiring 04/04/22	Citibank, N.A.	BRL	7,965	1,674,199	1,670,885	—	(3,314)
Expiring 04/04/22	Citibank, N.A.	BRL	1,625	319,191	340,890	21,699	—
Expiring 04/04/22	Deutsche Bank AG	BRL	3,370	711,301	706,953	—	(4,348)
Expiring 04/04/22	Deutsche Bank AG	BRL	2,225	464,509	466,756	2,247	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	6,094	1,266,672	1,278,381	11,709	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	4,480	945,587	939,808	—	(5,779)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	1,150	241,090	241,245	155	—
Expiring 05/03/22	Goldman Sachs International	BRL	3,095	648,000	644,068	—	(3,932)
Expiring 05/03/22	Morgan Stanley & Co. International PLC	BRL	3,535	726,969	735,720	8,751	—
British Pound,
Expiring 04/04/22	Barclays Bank PLC	GBP	119	157,322	156,718	—	(604)
Expiring 04/04/22	HSBC Bank PLC	GBP	391	514,349	513,508	—	(841)
Expiring 04/04/22	HSBC Bank PLC	GBP	341	456,704	447,567	—	(9,137)
Expiring 04/04/22	HSBC Bank PLC	GBP	333	444,214	436,953	—	(7,261)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	GBP	9,693	12,788,480	12,732,282	—	(56,198)
Expiring 04/06/22	Bank of America, N.A.	GBP	1,232	1,641,172	1,618,328	—	(22,844)
Expiring 04/06/22	Bank of America, N.A.	GBP	695	926,477	912,937	—	(13,540)
Expiring 04/06/22	Bank of America, N.A.	GBP	184	242,225	241,698	—	(527)
Expiring 04/06/22	Citibank, N.A.	GBP	1,400	1,866,702	1,839,009	—	(27,693)
Expiring 04/06/22	Citibank, N.A.	GBP	1,388	1,834,450	1,823,246	—	(11,204)
Expiring 04/06/22	Citibank, N.A.	GBP	700	920,263	919,505	—	(758)
Expiring 04/06/22	Citibank, N.A.	GBP	697	913,237	915,564	2,327	—
Expiring 04/06/22	Citibank, N.A.	GBP	686	905,688	901,114	—	(4,574)
Expiring 04/06/22	Citibank, N.A.	GBP	686	905,965	901,115	—	(4,850)
A59

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/06/22	Deutsche Bank AG	GBP	698	$910,754	$916,878	$6,124	$—
Expiring 04/06/22	Deutsche Bank AG	GBP	694	910,341	911,624	1,283	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	706	929,366	927,386	—	(1,980)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	706	927,519	927,387	—	(132)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	706	926,508	927,386	878	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	706	927,519	927,387	—	(132)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	702	921,037	922,132	1,095	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	642	841,813	843,317	1,504	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	514	680,471	675,179	—	(5,292)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	514	676,609	675,179	—	(1,430)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	476	624,606	625,263	657	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	352	463,475	462,380	—	(1,095)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	352	462,419	462,380	—	(39)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	347	459,248	455,812	—	(3,436)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	345	462,911	453,184	—	(9,727)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	291	390,581	382,251	—	(8,330)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	235	307,690	308,691	1,001	—
Expiring 04/19/22	Barclays Bank PLC	GBP	613	807,000	805,797	—	(1,203)
Expiring 04/19/22	HSBC Bank PLC	GBP	554	742,972	727,656	—	(15,316)
Expiring 04/19/22	HSBC Bank PLC	GBP	272	357,550	356,737	—	(813)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	GBP	411	551,336	539,552	—	(11,784)
Expiring 05/06/22	Citibank, N.A.	GBP	345	453,550	453,114	—	(436)
Expiring 05/06/22	Deutsche Bank AG	GBP	1,381	1,807,807	1,813,767	5,960	—
Expiring 05/06/22	Deutsche Bank AG	GBP	691	904,647	907,540	2,893	—
Expiring 05/06/22	Deutsche Bank AG	GBP	345	453,112	453,114	2	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	691	907,425	907,540	115	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	265	348,855	348,044	—	(811)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	220	289,675	288,942	—	(733)
Expiring 06/15/22	HSBC Bank PLC	GBP	84	110,000	110,571	571	—
Canadian Dollar,
Expiring 04/06/22	Bank of America, N.A.	CAD	1,185	938,421	947,876	9,455	—
Expiring 04/06/22	Bank of America, N.A.	CAD	1,180	926,249	943,876	17,627	—
Expiring 04/06/22	Bank of America, N.A.	CAD	1,022	805,346	817,493	12,147	—
Expiring 04/06/22	Citibank, N.A.	CAD	595	464,685	475,938	11,253	—
Expiring 04/06/22	Citibank, N.A.	CAD	590	463,295	471,938	8,643	—
Expiring 04/06/22	Citibank, N.A.	CAD	580	452,525	463,939	11,414	—
Expiring 04/06/22	Citibank, N.A.	CAD	580	455,876	463,939	8,063	—
Expiring 04/06/22	Citibank, N.A.	CAD	580	455,662	463,939	8,277	—
Expiring 04/06/22	Deutsche Bank AG	CAD	1,185	935,026	947,876	12,850	—
Expiring 04/06/22	Deutsche Bank AG	CAD	1,175	922,818	939,877	17,059	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	1,300	1,025,631	1,039,864	14,233	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	1,185	937,313	947,876	10,563	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	1,170	920,044	935,877	15,833	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	1,150	913,648	919,879	6,231	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	1,150	914,449	919,879	5,430	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	590	458,245	471,938	13,693	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	590	458,025	471,938	13,913	—
Expiring 04/19/22	HSBC Bank PLC	CAD	835	668,329	667,734	—	(595)
Expiring 04/19/22	HSBC Bank PLC	CAD	351	275,826	280,606	4,780	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CAD	785	628,383	627,829	—	(554)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CAD	470	375,690	375,897	207	—
Chilean Peso,
Expiring 04/06/22	Citibank, N.A.	CLP	436,100	549,590	553,733	4,143	—
Expiring 04/06/22	Citibank, N.A.	CLP	219,000	273,716	278,073	4,357	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CLP	461,800	591,521	586,366	—	(5,155)
A60

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 05/06/22	Bank of America, N.A.	CLP	378,600	$477,277	$478,097	$820	$—
Expiring 05/06/22	Bank of America, N.A.	CLP	281,200	358,171	355,100	—	(3,071)
Expiring 06/15/22	Barclays Bank PLC	CLP	366,937	457,956	460,317	2,361	—
Expiring 06/15/22	Citibank, N.A.	CLP	1,078,966	1,321,000	1,353,547	32,547	—
Expiring 06/15/22	HSBC Bank PLC	CLP	1,052,962	1,275,000	1,320,924	45,924	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	177,384	218,117	222,525	4,408	—
Chinese Renminbi,
Expiring 04/06/22	Bank of America, N.A.	CNH	4,486	708,018	705,638	—	(2,380)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	6,373	1,003,603	1,002,459	—	(1,144)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	3,768	595,745	592,698	—	(3,047)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	3,261	513,534	512,949	—	(585)
Expiring 05/23/22	HSBC Bank PLC	CNH	13,268	2,086,000	2,081,012	—	(4,988)
Expiring 05/23/22	HSBC Bank PLC	CNH	8,247	1,299,000	1,293,496	—	(5,504)
Expiring 05/23/22	HSBC Bank PLC	CNH	433	67,696	67,937	241	—
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	1,736	273,594	272,251	—	(1,343)
Colombian Peso,
Expiring 04/06/22	Citibank, N.A.	COP	908,035	231,229	240,462	9,233	—
Expiring 04/06/22	Citibank, N.A.	COP	373,400	95,560	98,882	3,322	—
Expiring 04/06/22	Citibank, N.A.	COP	268,848	68,750	71,195	2,445	—
Expiring 04/06/22	Citibank, N.A.	COP	209,104	53,505	55,374	1,869	—
Expiring 04/06/22	Citibank, N.A.	COP	194,168	49,614	51,419	1,805	—
Expiring 05/06/22	Citibank, N.A.	COP	717,555	190,328	189,266	—	(1,062)
Expiring 06/15/22	BNP Paribas S.A.	COP	1,790,655	465,468	469,474	4,006	—
Expiring 06/15/22	Citibank, N.A.	COP	2,749,245	721,000	720,797	—	(203)
Expiring 06/15/22	Citibank, N.A.	COP	2,508,048	649,000	657,560	8,560	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	860,407	224,187	225,581	1,394	—
Czech Koruna,
Expiring 04/06/22	Bank of America, N.A.	CZK	7,630	341,172	345,549	4,377	—
Expiring 04/06/22	Bank of America, N.A.	CZK	3,372	144,164	152,712	8,548	—
Expiring 04/19/22	Barclays Bank PLC	CZK	29,681	1,368,151	1,342,080	—	(26,071)
Expiring 04/19/22	Citibank, N.A.	CZK	34,281	1,561,000	1,550,064	—	(10,936)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	40,156	1,846,000	1,815,706	—	(30,294)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	29,525	1,341,000	1,335,019	—	(5,981)
Expiring 05/06/22	Deutsche Bank AG	CZK	5,320	241,281	240,050	—	(1,231)
Euro,
Expiring 04/04/22	BNP Paribas S.A.	EUR	616	681,970	681,031	—	(939)
Expiring 04/04/22	Goldman Sachs International	EUR	553	611,273	611,910	637	—
Expiring 04/04/22	HSBC Bank PLC	EUR	1,936	2,159,642	2,142,029	—	(17,613)
Expiring 04/04/22	HSBC Bank PLC	EUR	1,202	1,308,028	1,329,396	21,368	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	EUR	3,487	3,925,725	3,858,426	—	(67,299)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	62,425	68,452,434	69,064,820	612,386	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	1,171	1,296,836	1,295,847	—	(989)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	501	568,067	554,401	—	(13,666)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	460	512,138	509,273	—	(2,865)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	271	298,742	299,796	1,054	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	225	247,309	248,933	1,624	—
Expiring 04/06/22	Bank of America, N.A.	EUR	1,034	1,138,393	1,144,049	5,656	—
Expiring 04/06/22	Bank of America, N.A.	EUR	1,031	1,135,954	1,140,730	4,776	—
Expiring 04/06/22	Bank of America, N.A.	EUR	819	906,100	906,166	66	—
Expiring 04/06/22	Bank of America, N.A.	EUR	559	619,216	618,494	—	(722)
Expiring 04/06/22	Bank of America, N.A.	EUR	518	569,686	573,131	3,445	—
Expiring 04/06/22	Bank of America, N.A.	EUR	517	568,581	572,024	3,443	—
Expiring 04/06/22	Bank of America, N.A.	EUR	492	543,696	544,364	668	—
Expiring 04/06/22	Bank of America, N.A.	EUR	484	531,135	535,512	4,377	—
Expiring 04/06/22	Bank of America, N.A.	EUR	360	396,115	398,315	2,200	—
A61

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/06/22	Bank of America, N.A.	EUR	342	$375,917	$378,399	$2,482	$—
Expiring 04/06/22	Bank of America, N.A.	EUR	341	374,392	377,292	2,900	—
Expiring 04/06/22	Bank of America, N.A.	EUR	298	330,507	329,716	—	(791)
Expiring 04/06/22	Bank of America, N.A.	EUR	134	146,830	148,262	1,432	—
Expiring 04/06/22	Citibank, N.A.	EUR	827	912,844	915,017	2,173	—
Expiring 04/06/22	Citibank, N.A.	EUR	427	467,096	472,446	5,350	—
Expiring 04/06/22	Citibank, N.A.	EUR	361	394,235	399,421	5,186	—
Expiring 04/06/22	Deutsche Bank AG	EUR	1,656	1,828,888	1,832,248	3,360	—
Expiring 04/06/22	Deutsche Bank AG	EUR	832	911,062	920,550	9,488	—
Expiring 04/06/22	Deutsche Bank AG	EUR	826	909,440	913,911	4,471	—
Expiring 04/06/22	Deutsche Bank AG	EUR	824	906,561	911,698	5,137	—
Expiring 04/06/22	Deutsche Bank AG	EUR	819	903,740	906,166	2,426	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	4,552	5,062,543	5,036,469	—	(26,074)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	2,421	2,660,139	2,678,667	18,528	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	1,865	2,097,821	2,063,492	—	(34,329)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	1,663	1,820,869	1,839,993	19,124	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	853	931,561	943,784	12,223	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	836	921,974	924,975	3,001	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	836	921,639	924,975	3,336	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	833	925,483	921,656	—	(3,827)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	827	909,801	915,018	5,217	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	757	851,604	837,567	—	(14,037)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	757	835,150	837,567	2,417	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	607	671,216	671,603	387	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	431	473,972	476,872	2,900	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	370	411,759	409,379	—	(2,380)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	325	362,518	359,590	—	(2,928)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	270	302,796	298,736	—	(4,060)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	219	240,446	242,308	1,862	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	166	181,262	183,668	2,406	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	40	44,231	44,257	26	—
Expiring 04/19/22	Goldman Sachs International	EUR	2,405	2,658,000	2,661,719	3,719	—
Expiring 04/19/22	HSBC Bank PLC	EUR	1,464	1,630,171	1,620,962	—	(9,209)
Expiring 04/19/22	HSBC Bank PLC	EUR	397	446,396	439,935	—	(6,461)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	EUR	4,200	4,767,809	4,648,814	—	(118,995)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	EUR	1,777	1,980,000	1,966,479	—	(13,521)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	777	874,453	860,119	—	(14,334)
Expiring 05/06/22	Deutsche Bank AG	EUR	407	452,743	450,761	—	(1,982)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	2,027	2,257,598	2,244,943	—	(12,655)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	1,229	1,371,765	1,361,142	—	(10,623)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	920	1,010,460	1,018,918	8,458	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	434	477,115	480,663	3,548	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	536	598,402	593,754	—	(4,648)
Hungarian Forint,
Expiring 04/06/22	Citibank, N.A.	HUF	131,700	379,648	396,262	16,614	—
Expiring 04/19/22	Barclays Bank PLC	HUF	352,522	1,045,000	1,058,745	13,745	—
Expiring 04/19/22	Barclays Bank PLC	HUF	334,861	974,000	1,005,703	31,703	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	775,375	2,453,020	2,328,717	—	(124,303)
Expiring 04/19/22	BNP Paribas S.A.	HUF	217,878	689,290	654,361	—	(34,929)
Expiring 04/19/22	Citibank, N.A.	HUF	214,173	635,000	643,234	8,234	—
Expiring 04/19/22	Citibank, N.A.	HUF	213,453	612,000	641,074	29,074	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	196,210	594,000	589,286	—	(4,714)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	HUF	144,814	425,079	434,925	9,846	—
Indian Rupee,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	INR	142,790	1,883,549	1,879,568	—	(3,981)
A62

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	INR	36,130	$475,020	$473,208	$—	$(1,812)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	INR	27,090	356,823	354,808	—	(2,015)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	495,593	6,421,467	6,462,750	41,283	—
Indonesian Rupiah,
Expiring 04/06/22	Deutsche Bank AG	IDR	4,478,000	314,091	312,035	—	(2,056)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	21,907,607	1,530,288	1,526,563	—	(3,725)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	2,229,000	155,700	155,321	—	(379)
Israeli Shekel,
Expiring 06/15/22	Barclays Bank PLC	ILS	811	251,192	254,818	3,626	—
Japanese Yen,
Expiring 04/06/22	Bank of America, N.A.	JPY	108,800	901,058	893,794	—	(7,264)
Expiring 04/06/22	Bank of America, N.A.	JPY	52,900	438,213	434,574	—	(3,639)
Expiring 04/06/22	Citibank, N.A.	JPY	218,250	1,893,726	1,792,927	—	(100,799)
Expiring 04/06/22	Citibank, N.A.	JPY	213,900	1,865,532	1,757,192	—	(108,340)
Expiring 04/06/22	Citibank, N.A.	JPY	111,000	909,653	911,867	2,214	—
Expiring 04/06/22	Citibank, N.A.	JPY	106,800	907,666	877,363	—	(30,303)
Expiring 04/06/22	Citibank, N.A.	JPY	53,900	454,675	442,789	—	(11,886)
Expiring 04/06/22	Deutsche Bank AG	JPY	107,600	908,619	883,936	—	(24,683)
Expiring 04/06/22	Deutsche Bank AG	JPY	107,400	905,621	882,292	—	(23,329)
Expiring 04/06/22	Deutsche Bank AG	JPY	106,800	906,917	877,363	—	(29,554)
Expiring 04/06/22	Deutsche Bank AG	JPY	60,661	525,578	498,331	—	(27,247)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	225,400	1,864,050	1,851,664	—	(12,386)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	110,700	901,201	909,402	8,201	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	107,600	905,945	883,935	—	(22,010)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	107,400	908,567	882,293	—	(26,274)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	106,900	931,513	878,185	—	(53,328)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	80,000	690,684	657,201	—	(33,483)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	64,600	561,350	530,690	—	(30,660)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	54,700	453,512	449,361	—	(4,151)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	53,900	455,364	442,789	—	(12,575)
Expiring 04/19/22	BNP Paribas S.A.	JPY	65,454	568,933	537,845	—	(31,088)
Expiring 04/19/22	HSBC Bank PLC	JPY	71,175	586,541	584,857	—	(1,684)
Expiring 04/19/22	HSBC Bank PLC	JPY	52,360	454,838	430,250	—	(24,588)
Expiring 04/19/22	The Toronto-Dominion Bank	JPY	116,673	1,012,159	958,725	—	(53,434)
Expiring 04/19/22	The Toronto-Dominion Bank	JPY	55,022	477,322	452,123	—	(25,199)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	JPY	37,700	310,798	309,913	—	(885)
Mexican Peso,
Expiring 04/06/22	Bank of America, N.A.	MXN	11,850	569,766	595,163	25,397	—
Expiring 04/06/22	Bank of America, N.A.	MXN	11,850	572,381	595,164	22,783	—
Expiring 04/06/22	Bank of America, N.A.	MXN	11,510	546,884	578,087	31,203	—
Expiring 04/06/22	Bank of America, N.A.	MXN	11,160	547,139	560,508	13,369	—
Expiring 04/06/22	Bank of America, N.A.	MXN	10,970	543,643	550,966	7,323	—
Expiring 04/06/22	Bank of America, N.A.	MXN	7,440	365,818	373,673	7,855	—
Expiring 04/06/22	Citibank, N.A.	MXN	134,700	6,462,849	6,765,279	302,430	—
Expiring 04/06/22	Citibank, N.A.	MXN	11,390	550,135	572,060	21,925	—
Expiring 04/06/22	Citibank, N.A.	MXN	11,300	547,242	567,540	20,298	—
Expiring 04/06/22	Citibank, N.A.	MXN	7,620	365,571	382,713	17,142	—
Expiring 04/06/22	Citibank, N.A.	MXN	5,310	257,130	266,693	9,563	—
Expiring 04/06/22	Citibank, N.A.	MXN	4,790	229,421	240,577	11,156	—
Expiring 04/06/22	Deutsche Bank AG	MXN	5,170	255,511	259,663	4,152	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	12,010	582,053	603,199	21,146	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	11,620	559,458	583,613	24,155	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	11,510	546,339	578,087	31,748	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	7,670	365,213	385,224	20,011	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	7,670	366,341	385,224	18,883	—
A63

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 05/06/22	Citibank, N.A.	MXN	9,170	$459,203	$458,092	$—	$(1,111)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	30,128	1,469,000	1,494,044	25,044	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	13,375	615,000	663,241	48,241	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	13,345	615,000	661,779	46,779	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	3,045	148,726	151,025	2,299	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	4,460	211,438	221,168	9,730	—
New Taiwanese Dollar,
Expiring 04/06/22	Bank of America, N.A.	TWD	111,145	3,886,461	3,879,900	—	(6,561)
Expiring 04/06/22	Citibank, N.A.	TWD	26,050	911,955	909,365	—	(2,590)
Expiring 04/06/22	Citibank, N.A.	TWD	18,155	636,571	633,763	—	(2,808)
Expiring 04/06/22	Deutsche Bank AG	TWD	52,020	1,832,335	1,815,937	—	(16,398)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	52,435	1,854,793	1,830,425	—	(24,368)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	52,020	1,823,983	1,815,938	—	(8,045)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	25,925	911,248	905,002	—	(6,246)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	23,809	827,161	831,135	3,974	—
Expiring 06/15/22	The Toronto-Dominion Bank	TWD	48,757	1,706,000	1,708,690	2,690	—
New Zealand Dollar,
Expiring 04/06/22	Citibank, N.A.	NZD	2,670	1,833,542	1,850,347	16,805	—
Expiring 04/06/22	Citibank, N.A.	NZD	1,370	927,452	949,430	21,978	—
Expiring 04/06/22	Citibank, N.A.	NZD	1,335	906,207	925,173	18,966	—
Expiring 04/06/22	Citibank, N.A.	NZD	1,310	912,868	907,848	—	(5,020)
Expiring 04/06/22	Citibank, N.A.	NZD	576	400,190	399,176	—	(1,014)
Expiring 04/06/22	Citibank, N.A.	NZD	220	153,109	152,463	—	(646)
Expiring 04/06/22	Deutsche Bank AG	NZD	1,345	910,647	932,104	21,457	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	3,409	2,305,776	2,362,485	56,709	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	2,655	1,796,455	1,839,952	43,497	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,355	934,264	939,034	4,770	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,355	924,471	939,034	14,563	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,310	912,653	907,848	—	(4,805)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	220	153,270	152,463	—	(807)
Expiring 04/19/22	Citibank, N.A.	NZD	951	635,000	658,763	23,763	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	NZD	479	333,756	332,116	—	(1,640)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	NZD	379	256,762	262,935	6,173	—
Expiring 05/06/22	Bank of America, N.A.	NZD	1,310	904,317	907,371	3,054	—
Norwegian Krone,
Expiring 04/06/22	Citibank, N.A.	NOK	16,610	1,842,461	1,886,550	44,089	—
Expiring 04/06/22	Citibank, N.A.	NOK	16,610	1,860,195	1,886,550	26,355	—
Expiring 04/06/22	Citibank, N.A.	NOK	4,780	545,601	542,909	—	(2,692)
Expiring 04/06/22	Deutsche Bank AG	NOK	15,570	1,748,240	1,768,428	20,188	—
Expiring 04/06/22	Deutsche Bank AG	NOK	8,160	910,474	926,806	16,332	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	8,300	931,036	942,707	11,671	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	8,210	924,013	932,485	8,472	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	8,210	923,240	932,485	9,245	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	2,340	259,072	265,775	6,703	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	2,140	237,890	243,060	5,170	—
Expiring 04/19/22	HSBC Bank PLC	NOK	2,308	258,454	262,042	3,588	—
Expiring 04/19/22	HSBC Bank PLC	NOK	2,232	255,213	253,460	—	(1,753)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NOK	7,830	904,847	889,028	—	(15,819)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NOK	2,350	273,141	266,821	—	(6,320)
Peruvian Nuevo Sol,
Expiring 04/06/22	Citibank, N.A.	PEN	1,002	269,463	272,278	2,815	—
Expiring 06/15/22	BNP Paribas S.A.	PEN	2,136	563,477	576,602	13,125	—
Philippine Peso,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PHP	28,655	551,631	553,728	2,097	—
Expiring 05/06/22	Bank of America, N.A.	PHP	18,610	358,298	358,588	290	—
A64

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	130,089	$2,472,000	$2,497,557	$25,557	$—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	108,007	2,045,000	2,073,602	28,602	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	71,646	1,360,000	1,375,523	15,523	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	68,411	1,298,000	1,313,411	15,411	—
Polish Zloty,
Expiring 04/06/22	Bank of America, N.A.	PLN	1,619	381,687	385,126	3,439	—
Expiring 04/06/22	Bank of America, N.A.	PLN	131	30,769	31,162	393	—
Expiring 04/06/22	Citibank, N.A.	PLN	4,930	1,144,380	1,172,742	28,362	—
Expiring 04/06/22	Citibank, N.A.	PLN	2,510	561,341	597,075	35,734	—
Expiring 04/06/22	Citibank, N.A.	PLN	1,355	323,787	322,326	—	(1,461)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PLN	2,480	566,935	589,939	23,004	—
Expiring 04/19/22	HSBC Bank PLC	PLN	29,565	7,444,186	7,023,836	—	(420,350)
Expiring 04/19/22	HSBC Bank PLC	PLN	3,307	832,783	785,758	—	(47,025)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	PLN	1,757	406,454	417,418	10,964	—
Singapore Dollar,
Expiring 06/15/22	Citibank, N.A.	SGD	2,719	2,005,000	2,005,965	965	—
Expiring 06/15/22	HSBC Bank PLC	SGD	2,148	1,581,000	1,584,677	3,677	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	2,930	2,160,000	2,161,789	1,789	—
South African Rand,
Expiring 04/06/22	Bank of America, N.A.	ZAR	14,290	927,749	977,197	49,448	—
Expiring 04/06/22	Bank of America, N.A.	ZAR	8,200	549,193	560,743	11,550	—
Expiring 04/06/22	Bank of America, N.A.	ZAR	8,110	548,781	554,588	5,807	—
Expiring 04/06/22	Citibank, N.A.	ZAR	88,320	5,681,825	6,039,609	357,784	—
Expiring 04/06/22	Citibank, N.A.	ZAR	8,790	567,408	601,089	33,681	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	14,080	913,692	962,836	49,144	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	14,080	914,719	962,836	48,117	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	7,070	458,869	483,470	24,601	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	5,470	366,357	374,057	7,700	—
Expiring 05/06/22	Bank of America, N.A.	ZAR	5,300	359,261	361,025	1,764	—
Expiring 06/15/22	HSBC Bank PLC	ZAR	3,469	232,709	235,076	2,367	—
Expiring 06/15/22	HSBC Bank PLC	ZAR	2,157	139,459	146,191	6,732	—
South Korean Won,
Expiring 04/06/22	Bank of America, N.A.	KRW	1,129,240	923,714	929,673	5,959	—
Expiring 04/06/22	Bank of America, N.A.	KRW	1,124,490	908,459	925,762	17,303	—
Expiring 04/06/22	Citibank, N.A.	KRW	2,221,630	1,821,008	1,829,007	7,999	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	5,859,636	4,845,878	4,824,078	—	(21,800)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	1,138,350	923,573	937,172	13,599	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	1,107,870	908,388	912,079	3,691	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	1,100,500	901,532	906,012	4,480	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	486,750	396,118	400,728	4,610	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	605,550	500,475	498,114	—	(2,361)
Expiring 06/15/22	Citibank, N.A.	KRW	290,616	236,527	239,068	2,541	—
Expiring 06/15/22	HSBC Bank PLC	KRW	1,573,293	1,280,000	1,294,231	14,231	—
Expiring 06/15/22	HSBC Bank PLC	KRW	1,262,033	1,042,000	1,038,180	—	(3,820)
Expiring 06/15/22	HSBC Bank PLC	KRW	738,083	597,000	607,166	10,166	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	KRW	1,154,806	948,000	949,973	1,973	—
Swedish Krona,
Expiring 04/06/22	Citibank, N.A.	SEK	20,040	2,065,658	2,131,586	65,928	—
Expiring 04/06/22	Citibank, N.A.	SEK	8,900	921,525	946,662	25,137	—
Expiring 04/06/22	Citibank, N.A.	SEK	4,310	459,283	458,440	—	(843)
Expiring 04/06/22	Deutsche Bank AG	SEK	4,580	458,714	487,159	28,445	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	17,640	1,842,202	1,876,305	34,103	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	9,120	917,858	970,063	52,205	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	9,040	920,303	961,553	41,250	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	8,600	914,028	914,752	724	—
A65

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/19/22	HSBC Bank PLC	SEK	2,935	$314,994	$312,234	$—	$(2,760)
Expiring 04/19/22	HSBC Bank PLC	SEK	2,222	238,327	236,452	—	(1,875)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	SEK	2,770	297,425	294,819	—	(2,606)
Swiss Franc,
Expiring 04/06/22	Bank of America, N.A.	CHF	430	459,139	465,430	6,291	—
Expiring 04/06/22	Citibank, N.A.	CHF	1,710	1,820,621	1,850,894	30,273	—
Expiring 04/06/22	Citibank, N.A.	CHF	1,700	1,820,066	1,840,070	20,004	—
Expiring 04/06/22	Citibank, N.A.	CHF	860	927,709	930,859	3,150	—
Expiring 04/06/22	Citibank, N.A.	CHF	855	908,174	925,448	17,274	—
Expiring 04/06/22	Citibank, N.A.	CHF	530	563,431	573,669	10,238	—
Expiring 04/06/22	Citibank, N.A.	CHF	430	457,717	465,430	7,713	—
Expiring 04/06/22	Deutsche Bank AG	CHF	850	911,767	920,035	8,268	—
Expiring 04/06/22	Deutsche Bank AG	CHF	850	907,880	920,035	12,155	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	855	912,029	925,447	13,418	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	425	457,972	460,018	2,046	—
Expiring 04/19/22	HSBC Bank PLC	CHF	329	358,158	356,730	—	(1,428)
Expiring 05/06/22	Deutsche Bank AG	CHF	845	904,015	915,652	11,637	—
Expiring 05/06/22	Deutsche Bank AG	CHF	845	905,156	915,652	10,496	—
Expiring 05/06/22	Deutsche Bank AG	CHF	425	456,187	460,535	4,348	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CHF	845	907,812	915,652	7,840	—
Thai Baht,
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	48,030	1,443,643	1,444,504	861	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	32,770	984,971	985,559	588	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	7,840	239,413	235,788	—	(3,625)
Expiring 06/15/22	Goldman Sachs International	THB	38,693	1,163,000	1,165,013	2,013	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	26,082	784,000	785,298	1,298	—
Turkish Lira,
Expiring 04/06/22	Deutsche Bank AG	TRY	1,999	135,159	135,837	678	—
				$424,483,857	$426,588,545	4,344,247	(2,239,559)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/06/22	Bank of America, N.A.	AUD	1,230	$909,009	$920,466	$—	$(11,457)
Expiring 04/06/22	Citibank, N.A.	AUD	1,265	911,833	946,658	—	(34,825)
Expiring 04/06/22	Citibank, N.A.	AUD	1,255	925,496	939,174	—	(13,678)
Expiring 04/06/22	Citibank, N.A.	AUD	1,210	908,965	905,499	3,466	—
Expiring 04/06/22	Deutsche Bank AG	AUD	9,556	6,945,205	7,151,197	—	(205,992)
Expiring 04/06/22	Deutsche Bank AG	AUD	6,340	4,607,849	4,744,515	—	(136,666)
Expiring 04/06/22	Deutsche Bank AG	AUD	1,280	929,132	957,884	—	(28,752)
Expiring 04/06/22	Deutsche Bank AG	AUD	1,265	928,847	946,658	—	(17,811)
Expiring 04/06/22	Deutsche Bank AG	AUD	1,265	930,333	946,658	—	(16,325)
Expiring 04/06/22	Deutsche Bank AG	AUD	635	467,005	475,200	—	(8,195)
Expiring 04/06/22	Deutsche Bank AG	AUD	630	461,292	471,458	—	(10,166)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	2,790	2,026,145	2,087,886	—	(61,741)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	2,515	1,850,135	1,882,091	—	(31,956)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,285	938,244	961,625	—	(23,381)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,275	933,270	954,142	—	(20,872)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,245	905,661	931,691	—	(26,030)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,225	914,742	916,724	—	(1,982)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,210	907,814	905,499	2,315	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	723	519,666	541,054	—	(21,388)
A66

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	610	$455,505	$456,492	$—	$(987)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	2,368	1,709,102	1,772,250	—	(63,148)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	1,850	1,335,204	1,384,537	—	(49,333)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	892	636,143	667,631	—	(31,488)
Expiring 05/06/22	Deutsche Bank AG	AUD	605	454,093	452,939	1,154	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	AUD	1,205	903,863	902,135	1,728	—
Brazilian Real,
Expiring 04/04/22	Citibank, N.A.	BRL	9,235	1,777,753	1,937,303	—	(159,550)
Expiring 04/04/22	Citibank, N.A.	BRL	7,850	1,656,887	1,646,760	10,127	—
Expiring 04/04/22	Citibank, N.A.	BRL	2,440	479,183	511,859	—	(32,676)
Expiring 04/04/22	Citibank, N.A.	BRL	1,670	331,349	350,330	—	(18,981)
Expiring 04/04/22	Citibank, N.A.	BRL	953	184,869	199,919	—	(15,050)
Expiring 04/04/22	Citibank, N.A.	BRL	952	184,740	199,709	—	(14,969)
Expiring 04/04/22	Deutsche Bank AG	BRL	5,595	1,149,579	1,173,710	—	(24,131)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	5,630	1,137,259	1,181,052	—	(43,793)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	BRL	6,094	1,206,065	1,278,380	—	(72,315)
Expiring 05/03/22	Citibank, N.A.	BRL	7,965	1,661,105	1,657,594	3,511	—
Expiring 05/03/22	Citibank, N.A.	BRL	5,430	1,133,375	1,130,036	3,339	—
Expiring 05/03/22	Citibank, N.A.	BRL	1,130	233,616	235,164	—	(1,548)
Expiring 05/03/22	JPMorgan Chase Bank, N.A.	BRL	6,094	1,256,810	1,268,212	—	(11,402)
British Pound,
Expiring 04/04/22	BNP Paribas S.A.	GBP	10,876	14,733,408	14,287,028	446,380	—
Expiring 04/06/22	Bank of America, N.A.	GBP	17,100	22,779,252	22,462,184	317,068	—
Expiring 04/06/22	Bank of America, N.A.	GBP	2,235	2,977,288	2,935,847	41,441	—
Expiring 04/06/22	Bank of America, N.A.	GBP	1,400	1,847,188	1,839,009	8,179	—
Expiring 04/06/22	Bank of America, N.A.	GBP	695	909,477	912,937	—	(3,460)
Expiring 04/06/22	Bank of America, N.A.	GBP	209	273,142	274,538	—	(1,396)
Expiring 04/06/22	Citibank, N.A.	GBP	1,395	1,815,989	1,832,442	—	(16,453)
Expiring 04/06/22	Citibank, N.A.	GBP	702	924,608	922,132	2,476	—
Expiring 04/06/22	Citibank, N.A.	GBP	452	598,975	593,737	5,238	—
Expiring 04/06/22	Deutsche Bank AG	GBP	1,388	1,843,458	1,823,246	20,212	—
Expiring 04/06/22	Deutsche Bank AG	GBP	702	924,088	922,132	1,956	—
Expiring 04/06/22	Deutsche Bank AG	GBP	692	911,096	908,996	2,100	—
Expiring 04/06/22	Deutsche Bank AG	GBP	692	917,119	908,996	8,123	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	1,193	1,593,009	1,567,098	25,911	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	702	924,057	922,131	1,926	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	700	936,924	919,504	17,420	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	692	908,737	908,996	—	(259)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	431	567,728	566,152	1,576	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	182	238,057	239,071	—	(1,014)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	GBP	18,587	25,350,528	24,413,812	936,716	—
Expiring 04/19/22	The Toronto-Dominion Bank	GBP	2,965	3,986,888	3,894,542	92,346	—
Expiring 05/06/22	Deutsche Bank AG	GBP	688	903,237	903,600	—	(363)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	1,147	1,507,230	1,506,437	793	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	324	425,478	425,532	—	(54)
Expiring 05/06/22	Morgan Stanley & Co. International PLC	GBP	9,693	12,786,668	12,730,054	56,614	—
Canadian Dollar,
Expiring 04/06/22	Bank of America, N.A.	CAD	18,417	14,512,774	14,731,671	—	(218,897)
Expiring 04/06/22	Bank of America, N.A.	CAD	1,505	1,185,955	1,203,843	—	(17,888)
Expiring 04/06/22	Bank of America, N.A.	CAD	1,135	908,923	907,881	1,042	—
Expiring 04/06/22	Bank of America, N.A.	CAD	579	453,637	463,140	—	(9,503)
Expiring 04/06/22	Bank of America, N.A.	CAD	385	306,318	307,960	—	(1,642)
Expiring 04/06/22	Citibank, N.A.	CAD	2,320	1,809,869	1,855,757	—	(45,888)
Expiring 04/06/22	Citibank, N.A.	CAD	1,165	916,812	931,878	—	(15,066)
Expiring 04/06/22	Citibank, N.A.	CAD	1,160	916,155	927,878	—	(11,723)
A67

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/06/22	Citibank, N.A.	CAD	575	$456,209	$459,940	$—	$(3,731)
Expiring 04/06/22	Citibank, N.A.	CAD	355	280,294	283,962	—	(3,668)
Expiring 04/06/22	Citibank, N.A.	CAD	330	259,663	263,965	—	(4,302)
Expiring 04/06/22	Deutsche Bank AG	CAD	2,355	1,853,345	1,883,754	—	(30,409)
Expiring 04/06/22	Deutsche Bank AG	CAD	575	456,682	459,940	—	(3,258)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	2,355	1,876,489	1,883,753	—	(7,264)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	590	465,336	471,938	—	(6,602)
Expiring 04/19/22	HSBC Bank PLC	CAD	1,700	1,353,363	1,359,357	—	(5,994)
Expiring 04/19/22	HSBC Bank PLC	CAD	500	396,103	399,918	—	(3,815)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	CAD	637	506,915	509,170	—	(2,255)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CAD	1,130	902,530	903,754	—	(1,224)
Chilean Peso,
Expiring 04/06/22	Bank of America, N.A.	CLP	426,200	547,252	541,163	6,089	—
Expiring 04/06/22	Bank of America, N.A.	CLP	378,600	479,544	480,724	—	(1,180)
Expiring 04/06/22	Citibank, N.A.	CLP	312,100	386,315	396,286	—	(9,971)
Expiring 06/15/22	Barclays Bank PLC	CLP	512,175	641,823	642,515	—	(692)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CLP	875,155	1,097,000	1,097,868	—	(868)
Chinese Renminbi,
Expiring 04/06/22	Bank of America, N.A.	CNH	7,029	1,109,375	1,105,646	3,729	—
Expiring 04/06/22	Deutsche Bank AG	CNH	4,785	747,745	752,670	—	(4,925)
Expiring 04/06/22	Deutsche Bank AG	CNH	2,923	459,456	459,781	—	(325)
Expiring 04/06/22	Deutsche Bank AG	CNH	974	153,142	153,208	—	(66)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	2,177	340,008	342,438	—	(2,430)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CNH	6,373	1,001,613	1,000,530	1,083	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CNH	3,261	512,515	511,961	554	—
Expiring 05/23/22	Goldman Sachs International	CNH	13,074	2,057,000	2,050,668	6,332	—
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	70,132	10,980,672	11,000,073	—	(19,401)
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	52,013	8,143,727	8,158,116	—	(14,389)
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	8,407	1,311,000	1,318,621	—	(7,621)
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	12,577	1,972,000	1,972,639	—	(639)
Colombian Peso,
Expiring 04/06/22	Citibank, N.A.	COP	1,236,000	321,122	327,312	—	(6,190)
Expiring 04/06/22	Citibank, N.A.	COP	717,555	191,093	190,020	1,073	—
Czech Koruna,
Expiring 04/06/22	Bank of America, N.A.	CZK	16,650	711,843	754,049	—	(42,206)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CZK	6,820	306,320	308,865	—	(2,545)
Expiring 04/19/22	Barclays Bank PLC	CZK	31,117	1,330,000	1,406,998	—	(76,998)
Expiring 04/19/22	Barclays Bank PLC	CZK	30,177	1,322,000	1,364,469	—	(42,469)
Expiring 04/19/22	Barclays Bank PLC	CZK	24,747	1,138,000	1,118,965	19,035	—
Expiring 04/19/22	Barclays Bank PLC	CZK	16,091	750,000	727,552	22,448	—
Expiring 04/19/22	Citibank, N.A.	CZK	23,622	1,049,000	1,068,100	—	(19,100)
Expiring 04/19/22	Citibank, N.A.	CZK	17,190	779,000	777,255	1,745	—
Danish Krone,
Expiring 04/06/22	Deutsche Bank AG	DKK	3,968	593,133	590,209	2,924	—
Euro,
Expiring 04/04/22	BNP Paribas S.A.	EUR	579	635,929	640,399	—	(4,470)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	EUR	931	1,026,263	1,029,814	—	(3,551)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	68,604	77,881,378	75,900,863	1,980,515	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	926	1,020,062	1,024,175	—	(4,113)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	640	711,050	707,800	3,250	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	562	613,172	621,263	—	(8,091)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	318	347,622	351,369	—	(3,747)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	289	319,875	320,180	—	(305)
Expiring 04/06/22	Bank of America, N.A.	EUR	856	950,662	947,104	3,558	—
Expiring 04/06/22	Bank of America, N.A.	EUR	387	426,002	428,189	—	(2,187)
A68

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/06/22	Bank of America, N.A.	EUR	264	$290,867	$292,097	$—	$(1,230)
Expiring 04/06/22	Bank of America, N.A.	EUR	2	2,201	2,213	—	(12)
Expiring 04/06/22	Citibank, N.A.	EUR	2,510	2,741,079	2,777,139	—	(36,060)
Expiring 04/06/22	Citibank, N.A.	EUR	1,702	1,885,076	1,883,144	1,932	—
Expiring 04/06/22	Citibank, N.A.	EUR	1,047	1,162,526	1,158,432	4,094	—
Expiring 04/06/22	Citibank, N.A.	EUR	851	934,509	941,572	—	(7,063)
Expiring 04/06/22	Citibank, N.A.	EUR	842	930,282	931,614	—	(1,332)
Expiring 04/06/22	Citibank, N.A.	EUR	832	908,267	920,550	—	(12,283)
Expiring 04/06/22	Citibank, N.A.	EUR	828	910,634	916,124	—	(5,490)
Expiring 04/06/22	Citibank, N.A.	EUR	826	907,057	913,911	—	(6,854)
Expiring 04/06/22	Citibank, N.A.	EUR	554	609,380	612,962	—	(3,582)
Expiring 04/06/22	Citibank, N.A.	EUR	523	571,556	578,663	—	(7,107)
Expiring 04/06/22	Citibank, N.A.	EUR	486	538,654	537,725	929	—
Expiring 04/06/22	Citibank, N.A.	EUR	414	455,444	458,062	—	(2,618)
Expiring 04/06/22	Citibank, N.A.	EUR	414	460,248	458,062	2,186	—
Expiring 04/06/22	Citibank, N.A.	EUR	396	440,511	438,146	2,365	—
Expiring 04/06/22	Deutsche Bank AG	EUR	832	914,401	920,549	—	(6,148)
Expiring 04/06/22	Deutsche Bank AG	EUR	828	908,399	916,124	—	(7,725)
Expiring 04/06/22	Deutsche Bank AG	EUR	826	912,876	913,911	—	(1,035)
Expiring 04/06/22	Deutsche Bank AG	EUR	826	906,743	913,911	—	(7,168)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	57,886	64,378,378	64,046,807	331,571	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	2,766	3,076,229	3,060,385	15,844	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	1,653	1,823,651	1,828,929	—	(5,278)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	1,653	1,816,984	1,828,929	—	(11,945)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	977	1,076,218	1,080,982	—	(4,764)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	832	913,539	920,549	—	(7,010)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	830	913,818	918,337	—	(4,519)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	542	596,733	599,685	—	(2,952)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	521	575,557	576,451	—	(894)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	455	500,912	503,426	—	(2,514)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	425	467,082	470,232	—	(3,150)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	284	312,121	314,226	—	(2,105)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	259	286,011	286,565	—	(554)
Expiring 04/19/22	BNP Paribas S.A.	EUR	46,801	53,291,980	51,802,372	1,489,608	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	85,182	97,688,327	94,284,407	3,403,920	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	791	897,117	876,058	21,059	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	438	485,117	485,094	23	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	62,425	68,525,159	69,136,593	—	(611,434)
Hungarian Forint,
Expiring 04/06/22	Bank of America, N.A.	HUF	97,400	281,706	293,059	—	(11,353)
Expiring 04/06/22	Bank of America, N.A.	HUF	30,064	86,953	90,457	—	(3,504)
Expiring 04/19/22	BNP Paribas S.A.	HUF	323,181	1,023,390	970,625	52,765	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	284,828	901,000	855,435	45,565	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	185,878	578,240	558,256	19,984	—
Expiring 04/19/22	Citibank, N.A.	HUF	201,860	606,000	606,254	—	(254)
Expiring 04/19/22	HSBC Bank PLC	HUF	221,737	696,000	665,952	30,048	—
Expiring 04/19/22	HSBC Bank PLC	HUF	203,394	600,000	610,862	—	(10,862)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	203,597	595,000	611,470	—	(16,470)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	HUF	173,114	533,760	519,922	13,838	—
Indian Rupee,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	INR	142,790	1,893,139	1,879,568	13,571	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	INR	142,790	1,876,544	1,870,174	6,370	—
Expiring 06/15/22	Citibank, N.A.	INR	175,979	2,286,000	2,294,839	—	(8,839)
Expiring 06/15/22	HSBC Bank PLC	INR	171,242	2,209,000	2,233,068	—	(24,068)
Expiring 06/15/22	HSBC Bank PLC	INR	103,071	1,330,000	1,344,092	—	(14,092)
A69

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	177,435	$2,307,000	$2,313,829	$—	$(6,829)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	INR	156,553	2,034,000	2,041,520	—	(7,520)
Indonesian Rupiah,
Expiring 04/06/22	Bank of America, N.A.	IDR	1,952,500	135,741	136,054	—	(313)
Expiring 04/06/22	Bank of America, N.A.	IDR	1,952,500	135,685	136,054	—	(369)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	21,907,607	1,525,812	1,526,564	—	(752)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	2,802,000	195,153	195,249	—	(96)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	IDR	21,907,607	1,528,580	1,525,673	2,907	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	IDR	2,229,000	155,526	155,230	296	—
Expiring 06/15/22	Goldman Sachs International	IDR	27,399,061	1,911,474	1,905,326	6,148	—
Israeli Shekel,
Expiring 04/06/22	Bank of America, N.A.	ILS	3,215	994,586	1,007,564	—	(12,978)
Expiring 06/15/22	Barclays Bank PLC	ILS	3,572	1,091,000	1,122,018	—	(31,018)
Expiring 06/15/22	Citibank, N.A.	ILS	3,705	1,160,000	1,163,881	—	(3,881)
Expiring 06/15/22	HSBC Bank PLC	ILS	4,623	1,408,000	1,452,205	—	(44,205)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ILS	4,419	1,356,000	1,388,222	—	(32,222)
Japanese Yen,
Expiring 04/06/22	Bank of America, N.A.	JPY	107,000	921,963	879,006	42,957	—
Expiring 04/06/22	Citibank, N.A.	JPY	6,730,985	58,403,847	55,295,133	3,108,714	—
Expiring 04/06/22	Citibank, N.A.	JPY	215,400	1,862,114	1,769,514	92,600	—
Expiring 04/06/22	Citibank, N.A.	JPY	52,900	445,704	434,574	11,130	—
Expiring 04/06/22	Citibank, N.A.	JPY	36,100	312,923	296,562	16,361	—
Expiring 04/06/22	Deutsche Bank AG	JPY	109,800	898,474	902,008	—	(3,534)
Expiring 04/06/22	Deutsche Bank AG	JPY	108,600	909,202	892,151	17,051	—
Expiring 04/06/22	Deutsche Bank AG	JPY	107,800	906,003	885,578	20,425	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	215,500	1,813,319	1,770,336	42,983	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	107,700	931,496	884,757	46,739	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	106,100	907,909	871,613	36,296	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	80,500	695,001	661,309	33,692	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	53,300	459,440	437,860	21,580	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	53,300	460,591	437,861	22,730	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	52,900	451,953	434,574	17,379	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	JPY	102,376	841,801	841,582	219	—
Malaysian Ringgit,
Expiring 04/06/22	Deutsche Bank AG	MYR	7,370	1,754,720	1,747,330	7,390	—
Mexican Peso,
Expiring 04/06/22	Bank of America, N.A.	MXN	11,300	548,730	567,540	—	(18,810)
Expiring 04/06/22	Bank of America, N.A.	MXN	11,120	547,204	558,500	—	(11,296)
Expiring 04/06/22	Bank of America, N.A.	MXN	10,860	541,443	545,441	—	(3,998)
Expiring 04/06/22	Bank of America, N.A.	MXN	7,480	363,610	375,682	—	(12,072)
Expiring 04/06/22	Citibank, N.A.	MXN	33,866	1,624,876	1,700,912	—	(76,036)
Expiring 04/06/22	Citibank, N.A.	MXN	23,080	1,135,808	1,159,188	—	(23,380)
Expiring 04/06/22	Citibank, N.A.	MXN	12,560	601,112	630,823	—	(29,711)
Expiring 04/06/22	Citibank, N.A.	MXN	8,960	435,110	450,014	—	(14,904)
Expiring 04/06/22	Citibank, N.A.	MXN	8,600	410,568	431,933	—	(21,365)
Expiring 04/06/22	Citibank, N.A.	MXN	8,020	377,726	402,802	—	(25,076)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	19,370	918,881	972,854	—	(53,973)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	11,510	549,521	578,087	—	(28,566)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	11,120	546,663	558,500	—	(11,837)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	10,860	540,172	545,441	—	(5,269)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	MXN	7,190	359,125	359,180	—	(55)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	20,332	956,000	1,008,239	—	(52,239)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	17,593	825,000	872,439	—	(47,439)
New Taiwanese Dollar,
Expiring 04/06/22	Bank of America, N.A.	TWD	58,585	2,089,709	2,045,111	44,598	—
A70

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 04/06/22	Bank of America, N.A.	TWD	52,560	$1,853,249	$1,834,788	$18,461	$—
Expiring 04/06/22	Citibank, N.A.	TWD	25,820	908,611	901,336	7,275	—
Expiring 04/06/22	Citibank, N.A.	TWD	18,385	642,877	641,792	1,085	—
Expiring 04/06/22	Deutsche Bank AG	TWD	26,145	914,225	912,681	1,544	—
Expiring 04/06/22	Deutsche Bank AG	TWD	25,875	916,903	903,256	13,647	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	66,615	2,329,359	2,325,427	3,932	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	51,970	1,849,466	1,814,192	35,274	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	35,604	1,274,256	1,242,880	31,376	—
Expiring 05/06/22	Bank of America, N.A.	TWD	25,855	904,970	903,868	1,102	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	TWD	23,809	828,168	832,342	—	(4,174)
Expiring 06/15/22	Goldman Sachs International	TWD	246,438	8,729,636	8,636,328	93,308	—
New Zealand Dollar,
Expiring 04/06/22	Bank of America, N.A.	NZD	1,345	914,386	932,104	—	(17,718)
Expiring 04/06/22	Citibank, N.A.	NZD	1,335	918,747	925,174	—	(6,427)
Expiring 04/06/22	Citibank, N.A.	NZD	680	463,717	471,249	—	(7,532)
Expiring 04/06/22	Citibank, N.A.	NZD	670	453,961	464,319	—	(10,358)
Expiring 04/06/22	Citibank, N.A.	NZD	380	259,626	263,345	—	(3,719)
Expiring 04/06/22	Deutsche Bank AG	NZD	1,360	929,700	942,499	—	(12,799)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	5,332	3,606,453	3,695,151	—	(88,698)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	2,745	1,870,120	1,902,324	—	(32,204)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	2,745	1,854,687	1,902,324	—	(47,637)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	2,085	1,452,015	1,444,934	7,081	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,380	935,962	956,360	—	(20,398)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,360	929,339	942,499	—	(13,160)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,350	919,996	935,569	—	(15,573)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,345	912,791	932,104	—	(19,313)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,335	906,594	925,173	—	(18,579)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,015	693,505	703,409	—	(9,904)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	685	464,396	474,715	—	(10,319)
Expiring 05/06/22	Bank of America, N.A.	NZD	2,620	1,812,055	1,814,741	—	(2,686)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NZD	1,295	901,298	896,980	4,318	—
Norwegian Krone,
Expiring 04/06/22	Bank of America, N.A.	NOK	8,260	921,423	938,164	—	(16,741)
Expiring 04/06/22	Citibank, N.A.	NOK	8,390	933,483	952,929	—	(19,446)
Expiring 04/06/22	Citibank, N.A.	NOK	8,260	918,822	938,164	—	(19,342)
Expiring 04/06/22	Citibank, N.A.	NOK	5,563	634,535	631,841	2,694	—
Expiring 04/06/22	Deutsche Bank AG	NOK	8,463	950,248	961,221	—	(10,973)
Expiring 04/06/22	Deutsche Bank AG	NOK	8,110	922,319	921,127	1,192	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	18,270	2,064,436	2,075,092	—	(10,656)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	8,390	932,484	952,929	—	(20,445)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	8,390	933,522	952,929	—	(19,407)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	1,912	215,877	217,163	—	(1,286)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NOK	7,830	912,948	889,028	23,920	—
Peruvian Nuevo Sol,
Expiring 04/06/22	Citibank, N.A.	PEN	1,002	266,383	272,278	—	(5,895)
Expiring 05/06/22	Citibank, N.A.	PEN	1,002	268,741	271,541	—	(2,800)
Philippine Peso,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PHP	19,510	372,470	377,010	—	(4,540)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PHP	9,145	178,130	176,718	1,412	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	PHP	28,655	549,937	552,140	—	(2,203)
Expiring 06/15/22	Deutsche Bank AG	PHP	82,796	1,584,000	1,589,580	—	(5,580)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	32,477	622,000	623,523	—	(1,523)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	PHP	97,774	1,845,498	1,877,156	—	(31,658)
Polish Zloty,
Expiring 04/06/22	Bank of America, N.A.	PLN	4,890	1,147,096	1,163,227	—	(16,131)
A71

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 04/06/22	Bank of America, N.A.	PLN	4,880	$1,130,278	$1,160,848	$—	$(30,570)
Expiring 04/06/22	Bank of America, N.A.	PLN	2,450	566,777	582,803	—	(16,026)
Expiring 04/06/22	Bank of America, N.A.	PLN	2,445	569,985	581,613	—	(11,628)
Expiring 04/06/22	Citibank, N.A.	PLN	2,590	594,650	616,105	—	(21,455)
Expiring 04/06/22	Citibank, N.A.	PLN	1,735	398,347	412,720	—	(14,373)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	6,214	1,349,000	1,476,413	—	(127,413)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	4,449	1,092,000	1,057,034	34,966	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	4,272	1,074,000	1,014,977	59,023	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	4,160	990,000	988,387	1,613	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	3,385	799,000	804,104	—	(5,104)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	3,264	811,000	775,388	35,612	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	3,064	764,000	728,051	35,949	—
Expiring 05/06/22	Bank of America, N.A.	PLN	1,070	254,704	253,767	937	—
Singapore Dollar,
Expiring 04/06/22	Citibank, N.A.	SGD	1,610	1,187,119	1,187,840	—	(721)
Expiring 04/06/22	Citibank, N.A.	SGD	1,005	741,027	741,477	—	(450)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	9,164	6,734,852	6,761,722	—	(26,870)
South African Rand,
Expiring 04/06/22	Bank of America, N.A.	ZAR	14,200	922,996	971,042	—	(48,046)
Expiring 04/06/22	Bank of America, N.A.	ZAR	5,300	362,146	362,432	—	(286)
Expiring 04/06/22	Deutsche Bank AG	ZAR	8,660	565,562	592,199	—	(26,637)
Expiring 04/06/22	Deutsche Bank AG	ZAR	8,560	563,547	585,361	—	(21,814)
Expiring 04/06/22	Deutsche Bank AG	ZAR	8,560	564,011	585,360	—	(21,349)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	28,850	1,883,467	1,972,858	—	(89,391)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	28,580	1,858,677	1,954,394	—	(95,717)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	5,640	368,911	385,682	—	(16,771)
Expiring 06/15/22	Barclays Bank PLC	ZAR	26,437	1,709,311	1,791,575	—	(82,264)
Expiring 06/15/22	Barclays Bank PLC	ZAR	25,479	1,679,506	1,726,646	—	(47,140)
Expiring 06/15/22	Barclays Bank PLC	ZAR	17,578	1,136,514	1,191,211	—	(54,697)
Expiring 06/15/22	Citibank, N.A.	ZAR	25,479	1,674,583	1,726,646	—	(52,063)
South Korean Won,
Expiring 04/06/22	Bank of America, N.A.	KRW	1,108,450	910,132	912,556	—	(2,424)
Expiring 04/06/22	Bank of America, N.A.	KRW	1,100,350	906,384	905,888	496	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	5,859,636	4,871,825	4,824,079	47,746	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	1,142,760	929,980	940,803	—	(10,823)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	1,122,250	926,943	923,918	3,025	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	1,122,250	926,178	923,918	2,260	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	1,104,880	908,693	909,617	—	(924)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	605,550	500,786	498,533	2,253	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	543,720	452,060	447,630	4,430	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	366,896	304,554	302,056	2,498	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	91,724	76,120	75,514	606	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	5,859,636	4,842,875	4,820,029	22,846	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	1,106,250	902,509	909,981	—	(7,472)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	1,095,470	903,555	901,113	2,442	—
Expiring 06/15/22	Citibank, N.A.	KRW	5,480,258	4,460,281	4,508,200	—	(47,919)
Swedish Krona,
Expiring 04/06/22	Citibank, N.A.	SEK	8,281	853,578	880,821	—	(27,243)
Expiring 04/06/22	Citibank, N.A.	SEK	6,209	658,550	660,430	—	(1,880)
Expiring 04/06/22	Citibank, N.A.	SEK	3,285	347,629	349,414	—	(1,785)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	18,160	1,858,177	1,931,616	—	(73,439)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	9,220	940,259	980,700	—	(40,441)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	8,960	925,515	953,044	—	(27,529)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	8,850	922,376	941,344	—	(18,968)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	8,850	920,609	941,344	—	(20,735)
A72

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	4,400	$453,692	$468,012	$—	$(14,320)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	SEK	3,310	357,472	352,293	5,179	—
Swiss Franc,
Expiring 04/06/22	Bank of America, N.A.	CHF	1,810	1,970,862	1,959,134	11,728	—
Expiring 04/06/22	Bank of America, N.A.	CHF	920	1,001,764	995,803	5,961	—
Expiring 04/06/22	Citibank, N.A.	CHF	850	912,615	920,035	—	(7,420)
Expiring 04/06/22	Citibank, N.A.	CHF	845	907,097	914,623	—	(7,526)
Expiring 04/06/22	Citibank, N.A.	CHF	425	463,369	460,018	3,351	—
Expiring 04/06/22	Deutsche Bank AG	CHF	855	915,158	925,447	—	(10,289)
Expiring 04/06/22	Deutsche Bank AG	CHF	850	910,082	920,035	—	(9,953)
Expiring 04/06/22	Deutsche Bank AG	CHF	850	913,823	920,035	—	(6,212)
Expiring 04/06/22	Deutsche Bank AG	CHF	425	456,912	460,018	—	(3,106)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	1,850	2,014,719	2,002,429	12,290	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	1,705	1,854,259	1,845,483	8,776	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	855	909,709	925,447	—	(15,738)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	850	911,665	920,035	—	(8,370)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	850	909,437	920,035	—	(10,598)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	425	462,574	460,018	2,556	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	425	462,732	460,017	2,715	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	CHF	491	533,180	531,831	1,349	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CHF	1,327	1,442,060	1,436,516	5,544	—
Expiring 05/06/22	Citibank, N.A.	CHF	840	910,841	910,233	608	—
Expiring 05/06/22	Citibank, N.A.	CHF	420	455,647	455,117	530	—
Expiring 05/06/22	Deutsche Bank AG	CHF	1,690	1,816,636	1,831,304	—	(14,668)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CHF	835	904,137	904,816	—	(679)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CHF	420	454,755	455,117	—	(362)
Thai Baht,
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	32,770	1,000,708	985,558	15,150	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	14,900	450,742	448,118	2,624	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	12,510	379,551	376,239	3,312	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	10,870	327,410	326,916	494	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	9,690	289,600	291,427	—	(1,827)
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	7,900	243,227	237,593	5,634	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	THB	48,030	1,444,077	1,444,841	—	(764)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	THB	32,770	985,268	985,789	—	(521)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	355,838	10,736,457	10,713,990	22,467	—
Turkish Lira,
Expiring 04/06/22	Deutsche Bank AG	TRY	8,415	560,907	571,822	—	(10,915)
Expiring 05/06/22	Deutsche Bank AG	TRY	8,415	543,129	557,373	—	(14,244)
Expiring 05/06/22	Deutsche Bank AG	TRY	8,370	553,206	554,393	—	(1,187)
				$897,310,944	$888,681,090	13,727,950	(5,098,096)
						$18,072,197	$(7,337,655)
Cross currency exchange contracts outstanding at March 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/22	Buy	AUD	915	CAD	817	$31,216	$—	Morgan Stanley & Co. International PLC
04/19/22	Buy	EUR	565	PLN	2,586	11,038	—	JPMorgan Chase Bank, N.A.
04/19/22	Buy	EUR	566	PLN	2,584	12,619	—	HSBC Bank PLC
A73

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2022 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
04/19/22	Buy	PLN	13,467	EUR	2,894	$—	$(3,764)	Barclays Bank PLC
						$54,873	$(3,764)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom Pao	06/20/23	1.000%(Q)	1,085	$493,158	$466,550	$26,608	Goldman Sachs International
Russian Federation	12/20/25	1.000%(Q)	200	113,369	127,744	(14,375)	HSBC Bank PLC
Russian Federation	06/20/29	1.000%(Q)	2,000	1,205,257	1,216,310	(11,053)	Morgan Stanley & Co. International PLC
Russian Federation	12/20/31	1.000%(Q)	2,200	1,353,819	1,507,806	(153,987)	HSBC Bank PLC
				$3,165,603	$3,318,410	$(152,807)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Comision Federal de Electricidad	12/20/22	1.000%(Q)	310	0.929%	$255	$1,128	$(873)	Citibank, N.A.
Devon Energy Corp.	06/20/22	1.000%(Q)	2,020	0.412%	3,282	2,492	790	Barclays Bank PLC
Hess Corp.	06/20/22	1.000%(Q)	2,650	0.328%	4,811	3,842	969	Goldman Sachs International
Newell Brands, Inc.	06/20/22	1.000%(Q)	1,810	0.250%	3,602	2,842	760	Barclays Bank PLC
Republic of Estonia	12/20/26	1.000%(Q)	250	0.644%	4,059	2,237	1,822	JPMorgan Chase Bank, N.A.
Republic of Panama	06/20/29	1.000%(Q)	2,500	1.070%	(10,595)	(12,732)	2,137	Morgan Stanley & Co. International PLC
Russian Federation	03/20/25	1.000%(Q)	200	47.737%	(110,512)	(127,673)	17,161	HSBC Bank PLC
Russian Federation	12/20/30	1.000%(Q)	2,200	28.910%	(1,343,305)	(1,512,106)	168,801	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)	2,000	27.594%	(1,230,745)	(1,237,212)	6,467	Morgan Stanley & Co. International PLC
					$(2,679,148)	$(2,877,182)	$198,034

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	115,980	$(1,616,532)	$(1,897,435)	$(280,903)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery
A74

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	2,145	03/15/27	3.280%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$(11,057)	$—	$(11,057)	JPMorgan Chase Bank, N.A.
EUR	505	03/15/32	2.608%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	5,755	—	5,755	JPMorgan Chase Bank, N.A.
EUR	500	03/15/32	2.705%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(631)	—	(631)	JPMorgan Chase Bank, N.A.
					$(5,933)	$—	$(5,933)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,423	03/20/27	1.375%(S)	6 Month BBSW(2)(S)	$1,193	$(101,192)	$(102,385)
AUD	3,514	06/15/27	1.844%(S)	6 Month BBSW(2)(S)	5,630	(150,872)	(156,502)
AUD	9,050	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	867,663	(129,427)	(997,090)
AUD	1,807	12/08/31	1.992%(S)	6 Month BBSW(2)(S)	—	(116,794)	(116,794)
AUD	817	06/15/32	2.031%(S)	6 Month BBSW(2)(S)	1,709	(59,286)	(60,995)
AUD	1,828	06/16/32	2.438%(S)	6 Month BBSW(1)(S)	2,222	43,862	41,640
BRL	25,408	01/02/29	9.473%(T)	1 Day BROIS(2)(T)	—	(574,611)	(574,611)
CAD	3,360	12/03/23	2.450%(S)	3 Month CDOR(2)(S)	68,485	9,322	(59,163)
CAD	3,505	12/03/26	2.550%(S)	3 Month CDOR(2)(S)	151,024	(10,625)	(161,649)
CAD	1,568	06/15/27	2.031%(S)	3 Month CDOR(1)(S)	20,967	48,091	27,124
CAD	2,368	06/19/27	2.219%(S)	3 Month CDOR(1)(S)	517	29,735	29,218
CAD	744	06/15/32	2.094%(S)	3 Month CDOR(2)(S)	3,598	(42,501)	(46,099)
CAD	1,330	12/03/41	2.800%(S)	3 Month CDOR(2)(S)	123,652	(26,858)	(150,510)
CAD	2,020	12/03/50	2.800%(S)	3 Month CDOR(2)(S)	222,873	(13,637)	(236,510)
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)	—	(153,467)	(153,467)
CLP	278,800	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)	—	(37,322)	(37,322)
CNH	94,000	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(121)	46,889	47,010
CNH	119,540	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(450)	18,972	19,422
CNH	8,100	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,459	1,459
COP	9,000,000	11/09/26	6.345%(Q)	1 Day COOIS(2)(Q)	—	(159,552)	(159,552)
A75

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	12,807,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	$—	$(422,671)	$(422,671)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)	—	(103,151)	(103,151)
EUR	34,170	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(522,965)	(522,965)
EUR	18,860	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(538,870)	(538,870)
EUR	1,558	03/20/27	0.125%(A)	6 Month EURIBOR(2)(S)	212	(58,767)	(58,979)
EUR	1,026	06/15/27	(0.062)%(A)	6 Month EURIBOR(1)(S)	223	61,873	61,650
EUR	469	06/15/32	0.188%(A)	6 Month EURIBOR(1)(S)	(1,984)	51,795	53,779
EUR	869	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(29,814)	(29,814)
EUR	1,775	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	50,857	50,857
EUR	950	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	65,899	65,899
EUR	950	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(69,648)	(69,648)
EUR	2,303	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	145,813	145,813
EUR	2,303	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(155,222)	(155,222)
EUR	2,300	01/14/42	0.435%(A)	1 Day EuroSTR(2)(A)	—	(287,403)	(287,403)
EUR	1,355	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)	—	(185,433)	(185,433)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)	—	2,372	2,372
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)	—	(5,106)	(5,106)
GBP	1,770	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(64,763)	78,814	143,577
GBP	5,720	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(79,241)	254,701	333,942
GBP	1,241	12/20/26	0.719%(A)	1 Day SONIA(1)(A)	(2,079)	52,464	54,543
GBP	145	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	6,877	6,943	66
GBP	912	06/15/27	0.875%(A)	1 Day SONIA(1)(A)	(2,649)	58,328	60,977
GBP	4,493	12/07/30	1.009%(A)	1 Day SONIA(2)(A)	—	(308,314)	(308,314)
GBP	12,470	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(960,868)	645,782	1,606,650
GBP	600	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(13,825)	31,072	44,897
GBP	846	12/16/31	1.062%(A)	1 Day SONIA(1)(A)	(11,418)	17,235	28,653
GBP	425	06/15/32	0.750%(A)	1 Day SONIA(1)(A)	(1,294)	46,455	47,749
GBP	1,680	05/08/41	1.250%(A)	1 Day SONIA(2)(A)	256,130	(89,819)	(345,949)
GBP	880	05/08/42	1.250%(A)	1 Day SONIA(1)(A)	48,160	47,320	(840)
GBP	4,140	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	794,542	(224,242)	(1,018,784)
HUF	515,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)	—	(325,874)	(325,874)
ILS	17,410	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)	—	(383,209)	(383,209)
JPY	965,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)	6,091	(6,945)	(13,036)
JPY	225,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)	(3,434)	(3,911)	(477)
JPY	1,390,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)	30,985	(64,708)	(95,693)
JPY	198,766	03/21/27	(0.050)%(A)	1 Day TONAR(2)(A)	(8,283)	(9,454)	(1,171)
JPY	205,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)	15,896	14,149	(1,747)
JPY	870,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)	8,621	(85,506)	(94,127)
JPY	930,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)	15,222	(165,107)	(180,329)
JPY	58,901	03/16/32	0.030%(A)	1 Day TONAR(1)(A)	1,011	10,938	9,927
JPY	65,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)	13,272	11,612	(1,660)
JPY	730,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)	19,192	(200,862)	(220,054)
JPY	553,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)	21,977	(232,212)	(254,189)
JPY	52,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)	—	(24,399)	(24,399)
JPY	330,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)	43,397	(170,460)	(213,857)
JPY	387,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)	48,644	(209,543)	(258,187)
JPY	36,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)	—	(24,638)	(24,638)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)	(11,813)	(11,643)	170
KRW	5,400,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(393,232)	(393,232)
MXN	100,000	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)	(279)	(370,396)	(370,117)
MXN	41,423	06/02/32	7.970%(M)	28 Day Mexican Interbank Rate(2)(M)	25,542	(29,931)	(55,473)
NOK	10,697	09/21/27	2.406%(A)	6 Month NIBOR(1)(S)	6,871	30,487	23,616
NOK	2,085	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	—	(23,673)	(23,673)
NOK	5,342	06/15/32	1.750%(A)	6 Month NIBOR(1)(S)	(4,767)	54,325	59,092
NOK	12,027	09/15/32	2.375%(A)	6 Month NIBOR(1)(S)	1,261	14,080	12,819
NZD	2,683	06/19/27	3.130%(S)	3 Month BBR(1)(Q)	1,679	16,310	14,631
NZD	3,674	09/21/27	3.281%(S)	3 Month BBR(2)(Q)	(6,490)	(28,846)	(22,356)
A76

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	7,470	08/10/31	1.876%(S)	3 Month BBR(2)(Q)	$—	$(626,304)	$(626,304)
NZD	1,937	03/17/32	2.812%(S)	3 Month BBR(1)(Q)	3,313	29,676	26,363
NZD	859	09/21/32	3.313%(S)	3 Month BBR(2)(Q)	(192)	(7,017)	(6,825)
PLN	1,910	08/30/31	1.765%(A)	6 Month WIBOR(2)(S)	—	(96,953)	(96,953)
PLN	5,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)	—	(165,470)	(165,470)
PLN	10,474	06/15/32	4.030%(A)	6 Month WIBOR(2)(S)	30,611	(139,702)	(170,313)
SEK	15,697	03/20/27	0.688%(A)	3 Month STIBOR(2)(Q)	(2,862)	(68,728)	(65,866)
SEK	22,680	06/15/27	0.656%(A)	3 Month STIBOR(2)(Q)	(78,574)	(143,748)	(65,174)
SEK	16,615	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)	—	(203,783)	(203,783)
SGD	1,200	07/29/31	1.120%(S)	6 Month SIBOR(2)(S)	(4,806)	(92,998)	(88,192)
THB	38,500	08/17/31	1.320%(S)	6 Month BIBOR(2)(S)	—	(76,461)	(76,461)
	7,560	03/04/26	1.476%(A)	1 Day SOFR(2)(A)	—	(122,698)	(122,698)
	8,470	03/04/26	1.502%(A)	1 Day SOFR(2)(A)	—	(133,340)	(133,340)
	4,234	03/04/26	1.506%(A)	1 Day SOFR(2)(A)	—	(66,358)	(66,358)
	9,981	03/04/26	1.518%(A)	1 Day SOFR(2)(A)	—	(154,224)	(154,224)
	9,164	03/20/26	1.256%(A)	1 Day SOFR(2)(A)	—	(183,505)	(183,505)
	7,640	03/20/26	1.282%(A)	1 Day SOFR(2)(A)	—	(149,230)	(149,230)
	7,640	03/20/26	1.349%(A)	1 Day SOFR(2)(A)	—	(139,615)	(139,615)
	7,620	03/20/26	1.353%(A)	1 Day SOFR(2)(A)	—	(138,679)	(138,679)
	7,655	03/20/26	1.355%(A)	1 Day SOFR(2)(A)	—	(139,101)	(139,101)
	4,585	03/20/26	1.377%(A)	1 Day SOFR(2)(A)	—	(81,470)	(81,470)
	1,530	03/20/26	1.379%(A)	1 Day SOFR(2)(A)	—	(27,129)	(27,129)
	7,608	03/20/26	1.382%(A)	1 Day SOFR(2)(A)	—	(134,401)	(134,401)
	7,605	03/20/26	1.399%(A)	1 Day SOFR(2)(A)	—	(131,932)	(131,932)
	1,834	03/20/27	1.380%(A)	1 Day SOFR(1)(A)	16,800	41,024	24,224
	2,395	09/21/27	2.000%(A)	1 Day SOFR(2)(A)	558	(32,698)	(33,256)
	3,453	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	180,236	180,236
	553	09/21/32	2.000%(A)	1 Day SOFR(2)(A)	(999)	(7,609)	(6,610)
	1,610	03/04/34	1.647%(A)	1 Day SOFR(1)(A)	—	59,279	59,279
	1,805	03/04/34	1.657%(A)	1 Day SOFR(1)(A)	—	64,971	64,971
	905	03/04/34	1.664%(A)	1 Day SOFR(1)(A)	—	32,001	32,001
	2,130	03/04/34	1.665%(A)	1 Day SOFR(1)(A)	—	75,192	75,192
	1,941	03/20/34	1.407%(A)	1 Day SOFR(1)(A)	—	111,301	111,301
	1,615	03/20/34	1.446%(A)	1 Day SOFR(1)(A)	—	87,043	87,043
	1,610	03/20/34	1.454%(A)	1 Day SOFR(1)(A)	—	85,766	85,766
	1,620	03/20/34	1.461%(A)	1 Day SOFR(1)(A)	—	85,246	85,246
	1,615	03/20/34	1.472%(A)	1 Day SOFR(1)(A)	—	83,444	83,444
	1,608	03/20/34	1.473%(A)	1 Day SOFR(1)(A)	—	82,943	82,943
	1,610	03/20/34	1.476%(A)	1 Day SOFR(1)(A)	—	82,604	82,604
	970	03/20/34	1.482%(A)	1 Day SOFR(1)(A)	—	49,278	49,278
	325	03/20/34	1.489%(A)	1 Day SOFR(1)(A)	—	16,313	16,313
ZAR	138,000	08/06/31	7.185%(Q)	3 Month JIBAR(2)(Q)	(4,232)	(387,260)	(383,028)
ZAR	21,000	11/05/31	7.625%(Q)	3 Month JIBAR(2)(Q)	(144)	(18,187)	(18,043)
ZAR	38,571	06/15/32	8.130%(Q)	3 Month JIBAR(2)(Q)	27,347	13,480	(13,867)
					$1,648,400	$(7,862,967)	$(9,511,367)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	291,145	09/15/26	2.632%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$401,843	$—	$401,843	JPMorgan Chase Bank, N.A.
CNH	8,743	12/15/26	2.422%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(554)	—	(554)	BNP Paribas S.A.
CNH	4,570	12/15/26	2.514%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2,578	—	2,578	Citibank, N.A.
A77

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CNH	5,790	12/15/26	2.540%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$4,299	$—	$4,299	JPMorgan Chase Bank, N.A.
CNH	2,860	03/16/27	2.370%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,469)	—	(1,469)	JPMorgan Chase Bank, N.A.
CNH	7,292	03/16/27	2.679%(Q)	7 Day China Fixing Repo Rates(2)(Q)	12,433	—	12,433	JPMorgan Chase Bank, N.A.
CNH	12,341	06/15/27	2.464%(Q)	7 Day China Fixing Repo Rates(2)(Q)	202	—	202	Standard Chartered Bank
KRW	7,464,411	12/15/26	1.725%(Q)	3 Month KWCDC(2)(Q)	(276,089)	—	(276,089)	Goldman Sachs International
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(50,849)	(121)	(50,728)	HSBC Bank PLC
					$92,394	$(121)	$92,515

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index(Q)	3 Month U.S. Treasury Bill(Q)	Bank of America, N.A.	3/31/23	47,249	$—	$—	$—
iBoxx USD Liquid High Yield Index(T)	1 Day SOFR(Q)	BNP Paribas S.A.	6/20/22	25,670	608,804	—	608,804
U.S. Treasury Bond(T)	1 Day USOIS + 5bps(T)	Goldman Sachs International	5/03/22	2,618	(197,174)	—	(197,174)
					$411,630	$—	$411,630
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A78